    SEI Daily
    Income Trust
HOW TO READ THIS PROSPECTUS
------------------------------------------------------------------------

SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors. This prospectus gives you important information about the Class A Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about the Funds. For more detailed information about the Funds, please see:

MONEY MARKET FUND..............................................................2
PRIME OBLIGATION FUND..........................................................4
GOVERNMENT FUND................................................................6
GOVERNMENT II FUND.............................................................8
TREASURY FUND.................................................................10
TREASURY II FUND..............................................................12
THE FUNDS' OTHER INVESTMENTS..................................................14
THE INVESTMENT ADVISER........................................................14
PURCHASING AND SELLING FUND SHARES............................................15
DIVIDENDS, DISTRIBUTIONS AND TAXES............................................17
FINANCIAL HIGHLIGHTS..........................................................18
HOW TO OBTAIN MORE INFORMATION ABOUT SEI DAILY INCOME TRUST...........Back Cover

                                                                    PROSPECTUS 1

                                    INTRODUCTION-INFORMATION COMMON TO ALL FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of its Adviser. The Adviser invests each Fund's assets in a way it believes will help each Fund achieve its goal. Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

ALTHOUGH EACH FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

--------------------------------------------------------------------------------
YEAR 2000 RISKS

Like other mutual funds (and most organizations around the world), the Funds could be affected by computer problems related to the transition to the year 2000. While no one knows if these problems will have any impact on the Funds or on the financial markets in general, the Funds are taking steps to protect Fund investors. These include efforts to ensure that the Funds' own systems are prepared to make the transition to the year 2000, and to determine that the problem will not affect the systems used by the Funds' major service providers. Whether these steps will be effective can only be known for certain in the year 2000. In addition, year 2000 problems may ultimately negatively affect the companies and governments whose securities the Funds purchase, which may have an impact on the value of the Funds' shares. There is additional information on these risks in the Statement of Additional Information.

2 PROSPECTUS

MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in high quality, short-term money
                                                    market instruments

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Money Market Fund is comprised of short-term U.S. dollar denominated debt obligations that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers, including asset-backed securities, rated in the highest rating category; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. savings and loan institutions, U.S. commercial banks (including foreign branches of such banks), and U.S. and London branches of foreign banks, that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government and Crown Agency obligations); and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity, that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE MONEY MARKET FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 3

                                                               MONEY MARKET FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A shares from year to year for ten years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989           9.30%
1990           8.26%
1991           6.02%
1992           3.71%
1993           3.00%
1994           4.30%
1995           6.01%
1996           5.45%
1997           5.63%
1998           5.55%

BEST QUARTER  WORST QUARTER
   2.03%          0.72%
 (6/30/90)      (6/30/93)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM JANUARY 1, 1999 TO MARCH 31, 1999 WAS 1.21%.

This table shows the Fund's average annual total returns for the periods ending December 31, 1998.

                                                              SINCE
                                1 YEAR  5 YEARS  10 YEARS   INCEPTION
---------------------------------------------------------------------
MONEY MARKET FUND -- CLASS A
  SHARES                         5.55%    5.39%     5.71%     6.52%*
---------------------------------------------------------------------

* THE INCEPTION DATE FOR CLASS A SHARES OF THE FUND IS NOVEMBER 15, 1983. PLEASE CALL 1-800-DIAL-SEI TO OBTAIN THE FUND'S CURRENT YIELD.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the highest fees and expenses that you may currently pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                 CLASS A SHARES
Investment Advisory Fees                                  0.02%
Distribution (12b-1) Fees                                  None
Other Expenses                                            0.62%
                                                         ------
Total Annual Fund Operating Expenses                      0.64%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR ARE EACH WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER, ADMINISTRATOR AND OR DISTRIBUTOR MAY EACH DISCONTINUE ALL OR PART OF THEIR WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

    MONEY MARKET FUND -- CLASS A
  SHARES                                            0.18%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Money Market Fund -- Class A
  Shares                         $65     $205     $357      $798

4 PROSPECTUS

PRIME OBLIGATION FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in high quality, short-term money
                                                    market instruments

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Prime Obligation Fund is comprised of short-term debt obligations of U.S. issuers that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper and other short-term corporate obligations (including asset-backed securities) rated in the highest rating category; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. commercial banks or savings and loan institutions that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; and (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity, that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE PRIME OBLIGATION FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 5

                                                           PRIME OBLIGATION FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989           9.43%
1990           8.39%
1991           6.25%
1992           3.84%
1993           3.11%
1994           4.22%
1995           5.99%
1996           5.40%
1997           5.57%
1998           5.53%

BEST QUARTER  WORST QUARTER
   2.06%          0.75%
 (6/30/90)      (6/30/93)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM JANUARY 1, 1999 TO MARCH 31, 1999 WAS 1.22%.

This table shows the Fund's average annual total returns for the periods ending December 31, 1998.

                                                              SINCE
                                1 YEAR  5 YEARS  10 YEARS   INCEPTION
---------------------------------------------------------------------
PRIME OBLIGATION FUND -- CLASS
  A SHARES                       5.53%    5.34%      5.76      5.95%*
---------------------------------------------------------------------

* THE INCEPTION DATE FOR CLASS A SHARES OF THE FUND IS DECEMBER 22, 1987. PLEASE CALL 1-800-DIAL-SEI TO OBTAIN THE FUND'S CURRENT YIELD.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the highest fees and expenses that you may currently pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                 CLASS A SHARES
Investment Advisory Fees                                  0.02%
Distribution (12b-1) Fees                                  None
Other Expenses                                            0.48%
                                                         ------
TOTAL ANNUAL FUND OPERATING EXPENSES                      0.50%
  Fee Waivers and Expense Reimbursements                  0.30%
                                                         ------
NET EXPENSES                                              0.20%*

* SEI INVESTMENTS FUND MANAGEMENT HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.20%.

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Prime Obligation Fund -- Class
  A Shares                       $20      $64     $113      $255

6 PROSPECTUS

GOVERNMENT FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in U.S. Government securities

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government, and repurchase agreements fully-collateralized by such obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE GOVERNMENT FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 7

                                                                 GOVERNMENT FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for three years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1996           5.35%
1997           5.49%
1998           5.45%

BEST QUARTER  WORST QUARTER
   1.38%          1.26%
 (12/31/97)    (12/31/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM JANUARY 1, 1999 TO MARCH 31, 1999 WAS 1.19%.

This table shows the Fund's average annual total returns for the periods ending December 31, 1998.

                                                    SINCE
                                          1 YEAR  INCEPTION
-----------------------------------------------------------
GOVERNMENT FUND -- CLASS A SHARES          5.45%     5.46%*
-----------------------------------------------------------

* THE INCEPTION DATE FOR CLASS A SHARES OF THE FUND IS OCTOBER 27, 1995. PLEASE CALL 1-800-DIAL-SEI TO OBTAIN THE FUND'S CURRENT YIELD.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the highest fees and expenses that you may currently pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                 CLASS A SHARES
Investment Advisory Fees                                  0.02%
Distribution (12b-1) Fees                                  None
Other Expenses                                            0.53%
                                                         ------
TOTAL ANNUAL FUND OPERATING EXPENSES                      0.55%
  Fee Waivers and Expense Reimbursements                  0.30%
                                                         ------
NET EXPENSES                                              0.25%*

* SEI INVESTMENTS FUND MANAGEMENT HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.25%.

THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER, ADMINISTRATOR, AND/OR DISTRIBUTOR ARE EACH WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER, ADMINISTRATOR, AND OR DISTRIBUTOR MAY EACH DISCONTINUE ALL OR PART OF THEIR WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

    GOVERNMENT FUND -- CLASS A SHARES               0.20%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Government Fund -- Class A
  Shares                         $26      $80     $141      $318

8 PROSPECTUS

GOVERNMENT II FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in U.S. Government securities

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE GOVERNMENT II FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 9

                                                              GOVERNMENT II FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989           8.95%
1990           8.10%
1991           5.96%
1992           3.69%
1993           3.02%
1994           4.16%
1995           5.87%
1996           5.30%
1997           5.44%
1998           5.38%

BEST QUARTER  WORST QUARTER
   2.01%          0.73%
 (6/30/90)      (6/30/93)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM JANUARY 1, 1999 TO MARCH 31, 1999 WAS 1.19%.

This table shows the Fund's average annual total returns for the periods ending December 31, 1998.

                                                   10       SINCE
                                1 YEAR  5 YEARS   YEARS   INCEPTION
-------------------------------------------------------------------
GOVERNMENT II FUND -- CLASS A
  SHARES                         5.38%    5.23%    5.57%     5.88%*
-------------------------------------------------------------------

* THE INCEPTION DATE FOR CLASS A SHARES OF THE FUND IS DECEMBER 9, 1985. PLEASE CALL 1-800 DIAL-SEI TO OBTAIN THE FUND'S CURRENT YIELD.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the highest fees and expenses that you may currently pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                 CLASS A SHARES
Investment Advisory Fees                                  0.02%
Distribution (12b-1) Fees                                  None
Other Expenses                                            0.48%
                                                         ------
TOTAL ANNUAL FUND OPERATING EXPENSES                      0.50%
  Fee Waivers and Expense Reimbursements                  0.30%
                                                         ------
NET EXPENSES                                              0.20%*

* SEI INVESTMENTS FUND MANAGEMENT HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.20%.

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Government II Fund -- Class A
  Shares                         $20      $64     $113      $255

10 PROSPECTUS

TREASURY FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in U.S. Treasury securities

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations and repurchase agreements fully-collateralized by U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE TREASURY FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                   PROSPECTUS 11

                                                                   TREASURY FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for six years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1993           2.99%
1994           4.07%
1995           5.90%
1996           5.33%
1997           5.46%
1998           5.35%

BEST QUARTER  WORST QUARTER
   1.48%          0.73%
 (6/30/95)      (6/30/93)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM JANUARY 1, 1999 TO MARCH 31, 1999 WAS 1.15%.

This table shows the Fund's average annual total returns for the periods ending December 31, 1998.

                                                        SINCE
                                     1 YEAR  5 YEARS  INCEPTION
---------------------------------------------------------------
TREASURY FUND -- CLASS A SHARES       5.35%    5.22%    4.77%*
---------------------------------------------------------------

* THE INCEPTION DATE FOR CLASS A SHARES OF THE FUND IS SEPTEMBER 30, 1992. PLEASE CALL 1-800-DIAL-SEI TO OBTAIN THE FUND'S CURRENT YIELD.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the highest fees and expenses that you may currently pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                 CLASS A SHARES
Investment Advisory Fees                                  0.02%
Distribution (12b-1) Fees                                  None
Other Expenses                                            0.55%
                                                         ------
TOTAL ANNUAL FUND OPERATING EXPENSES                      0.57%
  Fee Waivers and Expense Reimbursements                  0.37%
                                                         ------
NET EXPENSES                                              0.20%*

* SEI INVESTMENTS FUND MANAGEMENT HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.20%.

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Treasury Fund -- Class A
  Shares                         $20      $64     $113      $255

12 PROSPECTUS

TREASURY II FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in U.S. Treasury securities

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE TREASURY II FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                   PROSPECTUS 13

                                                                TREASURY II FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for nine years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990           7.84%
1991           5.71%
1992           3.56%
1993           2.89%
1994           3.94%
1995           5.62%
1996           5.09%
1997           5.17%
1998           4.93%

BEST QUARTER  WORST QUARTER
   1.96%          0.70%
 (6/30/90)      (6/30/93)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM JANUARY 1, 1999 TO MARCH 31, 1999 WAS 1.07%.

This table shows the Fund's average annual total returns for the periods ending December 31, 1998.

                                                        SINCE
                                     1 YEAR  5 YEARS  INCEPTION
---------------------------------------------------------------
TREASURY II FUND -- CLASS A SHARES    4.93%    4.95%    5.09%*
---------------------------------------------------------------

* THE INCEPTION DATE FOR CLASS A SHARES OF THE FUND IS JULY 28, 1989. PLEASE CALL 1-800-DIAL-SEI TO OBTAIN THE FUND'S CURRENT YIELD.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the highest fees and expenses that you may currently pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                 CLASS A SHARES
Investment Advisory Fees                                  0.02%
Distribution (12b-1) Fees                                  None
Other Expenses                                            0.53%
                                                         ------
TOTAL ANNUAL FUND OPERATING EXPENSES                      0.55%
  Fee Waivers and Expense Reimbursments                   0.30%
                                                         ------
NET EXPENSES                                              0.25%*

* SEI INVESTMENTS FUND MANAGEMENT HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.25%.

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Treasury II Fund -- Class A
  Shares                         $26      $80     $141      $318

14 PROSPECTUS

THE FUNDS' OTHER INVESTMENTS

This prospectus describes the Funds' primary investment strategies. The Funds are required to invest at least 80% of their assets, but normally will invest 100% of their assets, in the types of securities described in this prospectus. However, the Funds also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Funds' Statement of Additional Information (SAI). Of course, there is no guarantee that any Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

The Investment Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Wellington Management Company, LLP ("Wellington"), serves as the Adviser to the Funds. As of March 31, 1999, Wellington had approximately $215 billion in assets under management. For the fiscal year ended January 31, 1999, each Fund paid Wellington advisory fees of 0.01% of its average daily net assets.

Timothy E. Smith is the portfolio manager of each Fund. Mr. Smith has been an investment professional with Wellington since 1992.

                                                                   PROSPECTUS 15

                                              PURCHASING AND SELLING FUND SHARES

This section tells you how to buy or sell (sometimes called "redeem") shares of the Funds. The Funds offer Class A Shares only to financial institutions for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). However, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the same day the order is placed. The Funds may reject any purchase order if they determine that accepting the order would not be in the best interests of the Funds or their shareholders.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the NAV next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

Investors who deal directly with a financial institution or financial intermediary will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain of these broker-dealers or other financial intermediaries.

Each Fund's net asset value (NAV) is calculated once each Business Day at 4:30 p.m., Eastern time, except for the Government II Fund, which calculates its NAV at 2:00 p.m., Eastern time, the Treasury II Fund, which calculates its NAV at 2:30 p.m., Eastern time, and the Prime Obligation Fund, which calculates its NAV at 5:00 p.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Funds must receive your purchase order and federal funds (readily available funds) before each Fund calculates its NAV.

HOW THE FUNDS CALCULATE NAV
NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund.

The Funds value their securities by utilizing the amortized cost valuation method (as described in the SAI). If the Funds think amortized cost is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Each Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that any Fund can accomplish this.

HOW TO SELL YOUR FUND SHARES

Holders of Class A Shares may sell shares by following procedures established when they opened their account or accounts with their financial institution or intermediary. You may also sell your shares by contacting your financial institution or financial intermediary by telephone. The sale price of each share will be the next NAV determined after the Funds (or their authorized intermediaries) receive your request.

16 PROSPECTUS

PURCHASING AND SELLING FUND SHARES

RECEIVING YOUR MONEY
Normally, the Funds will make payment on your sale as promptly as possible after they receive your request, but it may take up to three Business Days. Your proceeds will be wired to your bank account.

REDEMPTIONS IN KIND
The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you might have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES
The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class A Shares.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%. The Distributor has voluntarily agreed to waive the shareholder servicing fees applicable to Class A Shares of the Funds. The Distributor has no current intention to discontinue this voluntary waiver.

                                                                   PROSPECTUS 17

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Each Fund declares dividends daily and distributes its income monthly. Each Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF SHARES IS A TAXABLE EVENT.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

18 PROSPECTUS

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class A Shares of the Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI DAILY INCOME TRUST -- FOR THE YEARS ENDED JANUARY 31
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                              NET
                                                           REALIZED
                                                              AND                        DISTRIBUTIONS
                                NET ASSET                 UNREALIZED     DISTRIBUTIONS       FROM
                                  VALUE        NET           GAINS         FROM NET        REALIZED      NET ASSET
                                BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT        CAPITAL      VALUE END
                                OF PERIOD     INCOME      SECURITIES        INCOME           GAINS       OF PERIOD
                                ---------   ----------   -------------   -------------   -------------   ---------
------------------
MONEY MARKET FUND
------------------
  CLASS A
    1999......................    $1.00       $0.05         $   --          $(0.05)         $   --         $1.00
    1998......................     1.00        0.06             --           (0.06)             --          1.00
    1997......................     1.00        0.05             --           (0.05)             --          1.00
    1996......................     1.00        0.06             --           (0.06)             --          1.00
    1995......................     1.00        0.04             --           (0.04)             --          1.00
--------------------
PRIME OBLIGATION FUND
--------------------
  CLASS A
    1999......................    $1.00       $0.05         $   --          $(0.05)         $   --         $1.00
    1998......................     1.00        0.05             --           (0.05)             --          1.00
    1997......................     1.00        0.05             --           (0.05)             --          1.00
    1996......................     1.00        0.06             --           (0.06)             --          1.00
    1995......................     1.00        0.04             --           (0.04)             --          1.00
---------------
GOVERNMENT FUND
---------------
  CLASS A
    1999......................    $1.00       $0.05         $   --          $(0.05)         $   --         $1.00
    1998......................     1.00        0.05             --           (0.05)             --          1.00
    1997......................     1.00        0.05             --           (0.05)             --          1.00
    1996(1)...................     1.00        0.01             --           (0.01)             --          1.00
    1994(2)...................     1.00        0.01             --           (0.01)             --          1.00
-----------------
GOVERNMENT II FUND
-----------------
  CLASS A
    1999......................    $1.00       $0.05         $   --          $(0.05)         $   --         $1.00
    1998......................     1.00        0.05             --           (0.05)             --          1.00
    1997......................     1.00        0.05             --           (0.05)             --          1.00
    1996......................     1.00        0.06             --           (0.06)             --          1.00
    1995......................     1.00        0.04             --           (0.04)             --          1.00

                                                                                                RATIO OF
                                                                                                  NET
                                                                      RATIO OF     RATIO OF    INVESTMENT
                                                                        NET        EXPENSES      INCOME
                                                         RATIO OF    INVESTMENT   TO AVERAGE   TO AVERAGE
                                          NET ASSETS     EXPENSES    INCOME TO    NET ASSETS   NET ASSETS
                                TOTAL       END OF      TO AVERAGE    AVERAGE     (EXCLUDING   (EXCLUDING
                                RETURN   PERIOD (000)   NET ASSETS   NET ASSETS    WAIVERS)     WAIVERS)
                                ------   ------------   ----------   ----------   ----------   ----------
------------------
MONEY MARKET FUND
------------------
  CLASS A
    1999......................  5.50%     $ 1,212,244     0.18%        5.32%        0.64%        4.86%
    1998......................  5.65          721,035     0.18         5.51         0.66         5.03
    1997......................  5.44          369,052     0.16         5.33         0.63         4.86
    1996......................  5.98           95,891     0.20         5.88         0.45         5.63
    1995......................  4.55          213,988     0.21         4.49         0.45         4.25
--------------------
PRIME OBLIGATION FUND
--------------------
  CLASS A
    1999......................  5.48%     $ 4,482,676     0.20%        5.32%        0.50%        5.02%
    1998......................  5.59        3,247,562     0.20         5.46         0.51         5.15
    1997......................  5.38        2,626,360     0.20         5.26         0.45         5.01
    1996......................  5.96        2,441,662     0.20         5.82         0.29         5.73
    1995......................  4.46        2,778,326     0.20         4.41         0.30         4.31
---------------
GOVERNMENT FUND
---------------
  CLASS A
    1999......................  5.39%     $   204,988     0.20%        5.22%        0.55%        4.87%
    1998......................  5.52          142,929     0.20         5.40         0.56         5.04
    1997......................  5.33          116,373     0.20         5.22         0.55         4.87
    1996(1)...................  1.48+          48,762     0.20         5.55         0.33         5.42
    1994(2)...................  3.22               --     0.20         3.04         0.37         2.87
-----------------
GOVERNMENT II FUND
-----------------
  CLASS A
    1999......................  5.33%     $   943,396     0.20%        5.20%        0.50%        4.90%
    1998......................  5.45          863,427     0.20         5.32         0.51         5.01
    1997......................  5.29          762,015     0.20         5.17         0.45         4.92
    1996......................  5.83          810,365     0.20         5.69         0.29         5.60
    1995......................  4.39          786,405     0.20         4.33         0.30         4.23

+   Returns are for the period indicated and have not been annualized.
(1) Government Class A shares were re-offered beginning October 27, 1995. All ratios for that period have been annualized.
(2) Government Class A shares were fully liquidated June 2, 1993. All ratios and total return for that period have been annualized.

                                                                   PROSPECTUS 19

                                                            FINANCIAL HIGHLIGHTS

                                                              NET
                                                           REALIZED
                                                              AND                        DISTRIBUTIONS
                                NET ASSET                 UNREALIZED     DISTRIBUTIONS       FROM
                                  VALUE        NET           GAINS         FROM NET        REALIZED      NET ASSET
                                BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT        CAPITAL      VALUE END
                                OF PERIOD     INCOME      SECURITIES        INCOME           GAINS       OF PERIOD
                                ---------   ----------   -------------   -------------   -------------   ---------
------------
TREASURY FUND
------------
  CLASS A
    1999......................    $1.00       $0.05         $   --          $(0.05)         $   --         $1.00
    1998......................     1.00        0.05             --           (0.05)             --          1.00
    1997......................     1.00        0.05             --           (0.05)             --          1.00
    1996......................     1.00        0.06             --           (0.06)             --          1.00
    1995......................     1.00        0.04             --           (0.04)             --          1.00
--------------
TREASURY II FUND
--------------
  CLASS A
    1999......................    $1.00       $0.05         $   --          $(0.05)         $   --         $1.00
    1998......................     1.00        0.05             --           (0.05)             --          1.00
    1997......................     1.00        0.05             --           (0.05)             --          1.00
    1996......................     1.00        0.05             --           (0.05)             --          1.00
    1995......................     1.00        0.04             --           (0.04)             --          1.00

                                                                                                RATIO OF
                                                                                                  NET
                                                                      RATIO OF     RATIO OF    INVESTMENT
                                                                        NET        EXPENSES      INCOME
                                                         RATIO OF    INVESTMENT   TO AVERAGE   TO AVERAGE
                                          NET ASSETS     EXPENSES    INCOME TO    NET ASSETS   NET ASSETS
                                TOTAL       END OF      TO AVERAGE    AVERAGE     (EXCLUDING   (EXCLUDING
                                RETURN   PERIOD (000)   NET ASSETS   NET ASSETS    WAIVERS)     WAIVERS)
                                ------   ------------   ----------   ----------   ----------   ----------
------------
TREASURY FUND
------------
  CLASS A
    1999......................  5.28%     $   269,680     0.20%        5.14%        0.57%        4.77%
    1998......................  5.49          187,790     0.20         5.36         0.59         4.97
    1997......................  5.32           67,924     0.20         5.19         0.60         4.79
    1996......................  5.89           54,820     0.20         5.72         0.36         5.56
    1995......................  4.29           39,129     0.20         4.17         0.34         4.03
--------------
TREASURY II FUND
--------------
  CLASS A
    1999......................  4.86%     $   451,738     0.25%        4.81%        0.55%        4.51%
    1998......................  5.20          748,061     0.25         5.08         0.56         4.77
    1997......................  5.07          780,718     0.25         4.96         0.52         4.69
    1996......................  5.58          418,250     0.25         5.44         0.34         5.35
    1995......................  4.17          397,682     0.25         4.11         0.35         4.01

[LOGO]
The Art of People. The Science of Results.

More information about the Funds are available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated May 31, 1999, includes more detailed information about SEI Daily Income Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports typically list the Funds' holdings and contain information from the Funds' managers about fund strategies and market conditions and trends. The reports also contain detailed financial information about the Funds.

TO OBTAIN MORE INFORMATION:

By Telephone:   Call 1-8OO-DIAL-SEI

By Mail:        Write to the Funds at:
                One Freedom Valley Drive
                Oaks, PA 19456

By Internet:    http://www.seic.com

From the SEC: You can obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Daily Income Trust, from the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009.

The Trust's Investment Company Act registration number is 811-3451.


CMS-F-038-03


[LOGO]





PROSPECTUS AS OF MAY 31, 1999

MONEY
   MARKET

[GRAPHIC]

              ------------------------
              Money Market Fund
              ------------------------
              Prime Obligation Fund
              ------------------------
              Government Fund
              ------------------------
              Government II Fund
              ------------------------
              Treasury Fund
              ------------------------
              Treasury II Fund


                   CLASS A


The Securities and Exchange Commission has not approved any Fund shares or determined whether this prospectus is accurate or complete. It is a crime for anyone to tell you otherwise.

    SEI Daily
    Income Trust
HOW TO READ THIS PROSPECTUS
------------------------------------------------------------------------

SEI Daily Income Trust is a mutual fund family that offers separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Class C Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some discuss general information you should know about the Funds. For more detailed information about the Funds, please see:

MONEY MARKET FUND..............................................................2
PRIME OBLIGATION FUND..........................................................4
GOVERNMENT FUND................................................................6
GOVERNMENT II FUND.............................................................8
TREASURY FUND.................................................................10
TREASURY II FUND..............................................................12
THE FUNDS' OTHER INVESTMENTS..................................................14
THE INVESTMENT ADVISER........................................................14
PURCHASING AND SELLING FUND SHARES............................................15
DIVIDENDS, DISTRIBUTIONS AND TAXES............................................17
FINANCIAL HIGHLIGHTS..........................................................18
HOW TO OBTAIN MORE INFORMATION ABOUT THE SEI DAILY INCOME TRUST.......Back Cover

                                                                    PROSPECTUS 1

                                    INTRODUCTION-INFORMATION COMMON TO ALL FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of its Adviser. The Adviser invests each Fund's assets in a way it believes will help the Fund achieve its goals. Still, investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.

ALTHOUGH EACH FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

--------------------------------------------------------------------------------
YEAR 2000 RISKS

Like other mutual funds (and most organizations around the world), the Funds could be affected by computer problems related to the transition to the year 2000. While no one knows if these problems will have any impact on the Funds or on the financial markets in general, the Funds are taking steps to protect Fund investors. These include efforts to ensure that the Funds' own systems are prepared to make the transition to the year 2000, and to determine that the problem will not affect the systems used by the Funds' major service providers. Whether these steps will be effective can only be known for certain in the year 2000. In addition, year 2000 problems may ultimately negatively affect the companies and governments whose securities the Funds purchase, which may have an impact on the value of the Funds' shares. There is additional information on these risks in the Statement of Additional Information.

2 PROSPECTUS

MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in high quality, short-term money
                                                    market instruments

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Money Market Fund is comprised of short-term U.S. dollar denominated debt obligations that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers, including asset-backed securities, rated in the highest rating category; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. savings and loan institutions, U.S. commercial banks (including foreign branches of such banks), and U.S. and London branches of foreign banks, that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government and Crown Agency obligations); and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity, that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE MONEY MARKET FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 3

                                                               MONEY MARKET FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class C Shares from year to year for three years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1996           4.92%
1997           5.11%
1998           5.03%

BEST QUARTER  WORST QUARTER
   1.28%          1.18%
 (12/31/97)    (12/31/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS C TOTAL RETURN FROM JANUARY 1, 1999 TO MARCH 31, 1999 WAS 1.09%.

This table shows the Fund's average annual total returns for Class C Shares for the periods ending December 31, 1998.

                                                    SINCE
                                          1 YEAR  INCEPTION
-----------------------------------------------------------
MONEY MARKET FUND -- CLASS C SHARES        5.03%    5.09%*
-----------------------------------------------------------

* THE INCEPTION DATE FOR CLASS C SHARES OF THE FUND IS MAY 17, 1995.

PLEASE CALL 1-800-DIAL-SEI TO OBTAIN THE FUND'S CURRENT YIELD.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the highest fees and expenses that you may currently pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                 CLASS C SHARES
Investment Advisory Fees                                  0.02%
Distribution (12b-1) Fees                                  None
Other Expenses                                            0.87%
                                                         ------
Total Annual Fund Operating Expenses                      0.89%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER, ADMINISTRATOR, AND/OR DISTRIBUTOR ARE EACH WAIVING A PORTION OF THEIR FEE IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER, ADMINISTRATOR, AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

    MONEY MARKET FUND -- CLASS C
  SHARES                                            0.68%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Money Market Fund -- Class C
  Shares                         $91     $284     $493     $1,096

4 PROSPECTUS

PRIME OBLIGATION FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in high quality, short-term money
                                                    market instruments

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Prime Obligation Fund is comprised of short-term debt obligations of U.S. issuers that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper and other short-term corporate obligations (including asset-backed securities) rated in the highest rating category; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. commercial banks or savings and loan institutions that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; and (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity, that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE PRIME OBLIGATION FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 5

                                                           PRIME OBLIGATION FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class C Shares from year to year for two years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1997           5.04%
1998           5.00%

BEST QUARTER  WORST QUARTER
   1.27%          1.17%
 (12/31/97)    (12/31/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS C TOTAL RETURN FROM JANUARY 1, 1999 TO MARCH 31, 1999 WAS 1.09%.

This table shows the Fund's average annual total returns for Class C Shares for the periods ending December 31, 1998.

                                                    SINCE
                                          1 YEAR  INCEPTION
-----------------------------------------------------------
PRIME OBLIGATION FUND -- CLASS C SHARES    5.00%    4.98%*
-----------------------------------------------------------

* THE INCEPTION DATE FOR CLASS C SHARES OF THE FUND IS APRIL 30, 1996.

PLEASE CALL 1-800-DIAL-SEI TO OBTAIN THE FUND'S CURRENT YIELD.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the highest fees and expenses that you may currently pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                 CLASS C SHARES
Investment Advisory Fees                                  0.02%
Distribution (12b-1) Fees                                  None
Other Expenses                                            0.73%
                                                         ------
TOTAL ANNUAL FUND OPERATING EXPENSES                      0.75%
  Fee Waivers and Expense Reimbursements                  0.05%
                                                         ------
NET EXPENSES                                              0.70%*

* SEI INVESTMENTS FUND MANAGEMENT HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.70%.

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Prime Obligation Fund -- Class
  C Shares                       $72     $224     $390      $871

6 PROSPECTUS

GOVERNMENT FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in U.S. Government securities

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government, and repurchase agreements fully-collateralized by such obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE GOVERNMENT FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 7

                                                                 GOVERNMENT FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class C Shares for one year.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1998           4.92%

BEST QUARTER  WORST QUARTER
   1.25%          1.13%
 (9/30/98)     (12/31/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS C TOTAL RETURN FROM JANUARY 1, 1999 TO MARCH 31, 1999 WAS 1.07%.

This table shows the Fund's average annual total returns for Class C Shares for the periods ending December 31, 1998.

                                                    SINCE
                                          1 YEAR  INCEPTION
-----------------------------------------------------------
GOVERNMENT FUND -- CLASS C SHARES          4.92%    4.96%*
-----------------------------------------------------------

* THE INCEPTION DATE FOR CLASS C SHARES OF THE FUND IS JULY 1, 1997. PLEASE CALL 1-800-DIAL-SEI TO OBTAIN THE FUND'S CURRENT YIELD.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the highest fees and expenses that you may currently pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                 CLASS C SHARES
Investment Advisory Fees                                  0.02%
Distribution (12b-1) Fees                                  None
Other Expenses                                            0.78%
                                                         ------
TOTAL ANNUAL FUND OPERATING EXPENSES                      0.80%
  Fee Waivers and Expense Reimbursements                  0.05%
                                                         ------
NET EXPENSES                                              0.75%*

* SEI INVESTMENTS FUND MANAGEMENT HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.75%.

The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator and/or Distributor are each waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser, Administrator and/or Distributor may discontinue all or part of their waiver at any time. With this fee waiver, the Fund's actual total operating expenses are as follows:

    GOVERNMENT FUND -- CLASS C SHARES               0.70%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Government Fund -- Class C
  Shares                         $77     $240     $417      $930

8 PROSPECTUS

GOVERNMENT II FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in U.S. Government securities

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE GOVERNMENT II FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 9

                                                              GOVERNMENT II FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class C Shares from year to year for two years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1997           4.91%
1998           4.85%

BEST QUARTER  WORST QUARTER
   1.23%          1.12%
 (12/31/97)    (12/31/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS C TOTAL RETURN FROM JANUARY 1, 1999 TO MARCH 31, 1999 WAS 1.06%.

This table shows the Fund's average annual total returns for Class C Shares for the periods ending December 31, 1998.

                                                    SINCE
                                          1 YEAR  INCEPTION
-----------------------------------------------------------
GOVERNMENT II FUND -- CLASS C SHARES       4.85%    4.88%*
-----------------------------------------------------------

* THE INCEPTION DATE FOR CLASS C SHARES OF THE FUND IS NOVEMBER 27, 1996.

PLEASE CALL 1-800-DIAL-SEI TO OBTAIN THE FUND'S CURRENT YIELD.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the highest fees and expenses that you may currently pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                 CLASS C SHARES
Investment Advisory Fees                                  0.02%
Distribution (12b-1) Fees                                  None
Other Expenses                                            0.73%
                                                         ------
TOTAL ANNUAL FUND OPERATING EXPENSES                      0.75%
  Fee Waivers and Expense Reimbursements                  0.05%
                                                         ------
NET EXPENSES                                              0.70%*

* SEI INVESTMENTS FUND MANAGEMENT HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.70%.

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Government II Fund -- Class C
  Shares                         $72     $224     $390      $871

10 PROSPECTUS

TREASURY FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in U.S. Treasury securities

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations and repurchase agreements fully-collateralized by U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity, that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE TREASURY FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                   PROSPECTUS 11

                                                                   TREASURY FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class C Shares from year to year for three years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1996           4.81%
1997           4.94%
1998           4.83%

BEST QUARTER  WORST QUARTER
   1.25%          1.09%
 (12/31/97)    (12/31/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS C TOTAL RETURN FROM JANUARY 1, 1999 TO MARCH 31, 1999 WAS 1.02%.

This table shows the Fund's average annual total returns for Class C for the periods ending December 31, 1998.

                                                    SINCE
                                          1 YEAR  INCEPTION
-----------------------------------------------------------
TREASURY FUND -- CLASS C SHARES            4.83%    4.92%*
-----------------------------------------------------------

* THE INCEPTION DATE FOR CLASS C SHARES OF THE FUND IS JULY 27, 1995.

PLEASE CALL 1-800-DIAL-SEI TO OBTAIN THE FUND'S CURRENT YIELD.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the highest fees and expenses that you may currently pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                 CLASS C SHARES
Investment Advisory Fees                                  0.02%
Distribution (12b-1) Fees                                  None
Other Expenses                                            0.80%
                                                         ------
TOTAL ANNUAL FUND OPERATING EXPENSES                      0.82%
  Fee Waivers and Expense Reimbursements                  0.12%
                                                         ------
NET EXPENSES                                              0.70%*

* SEI INVESTMENTS FUND MANAGEMENT HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.70%.

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Treasury Fund -- Class C
  Shares                         $72     $224     $390      $871

12 PROSPECTUS

TREASURY II FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in U.S. Treasury securities

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE TREASURY II FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                   PROSPECTUS 13

                                                                TREASURY II FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class C Shares from year to year for three years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1996           4.57%
1997           4.65%
1998           4.41%

BEST QUARTER  WORST QUARTER
   1.16%          0.97%
 (9/30/97)     (12/31/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS C TOTAL RETURN FROM JANUARY 1, 1999 TO MARCH 31, 1999 WAS 0.95%.

This table shows the Fund's average annual total returns for Class C Shares for the periods ending December 31, 1998.

                                                    SINCE
                                          1 YEAR  INCEPTION
-----------------------------------------------------------
TREASURY II FUND -- CLASS C SHARES         4.41%    4.64%*
-----------------------------------------------------------

* THE INCEPTION DATE FOR CLASS C SHARES OF THE FUND IS MAY 8, 1995.

PLEASE CALL 1-800-DIAL-SEI TO OBTAIN THE FUND'S CURRENT YIELD.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the highest fees and expenses that you may currently pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                 CLASS C SHARES
Investment Advisory Fees                                  0.02%
Distribution (12b-1) Fees                                  None
Other Expenses                                            0.78%
                                                         ------
TOTAL ANNUAL FUND OPERATING EXPENSES                      0.80%
  Fee Waivers and Expense Reimbursements                  0.05%
                                                         ------
NET EXPENSES                                              0.75%*

* SEI INVESTMENTS FUND MANAGEMENT HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.75%.

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Treasury II Fund -- Class C
  Shares                         $77     $240     $417      $930

14 PROSPECTUS

THE FUNDS' OTHER INVESTMENTS

This prospectus describes the Funds' primary investment strategies. The Funds are required to invest at least 80% of their assets, but normally will invest 100% of their assets, in the types of securities described in this prospectus. However, the Funds also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Funds' Statement of Additional Information. Of course, there is no guarantee that any Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may hold up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objective.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

The Investment Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Wellington Management Company, LLP ("Wellington"), serves as the Adviser to the Funds. As of March 31, 1999, Wellington had approximately $215 billion in assets under management. For the fiscal period ended January 31, 1999, each Fund paid Wellington advisory fees of 0.01% of its average daily net assets.

Timothy E. Smith is the portfolio manager of each Fund. Mr. Smith has been an investment professional with Wellington since 1992.

                                                                   PROSPECTUS 15

                                              PURCHASING AND SELLING FUND SHARES

This section tells you how to buy or sell (sometimes called "redeem") shares of the Funds. The Funds offer Class C Shares only to financial institutions for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). However, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class C Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the same day the order is placed. The Funds may reject any purchase order if they determine that accepting the order would not be in the best interests of the Funds or their shareholders.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the NAV next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

Investors who deal directly with a financial institution or financial intermediary will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain of these broker-dealers or other financial intermediaries.

Each Fund's net asset value (NAV) is calculated once each Business Day at 4:30 p.m. Eastern time, except for the Government II Fund, which calculates its NAV at 2:00 p.m. Eastern time, the Treasury II Fund, which calculates its NAV at 2:30 p.m. Eastern time, and the Prime Obligation Fund, which calculates its NAV at 5:00 p.m. Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Funds must receive your purchase order and federal funds (readily available funds) before each Fund calculates its NAV.

HOW THE FUNDS CALCULATE NAV
NAV for one Fund Share is the value of that share's portion of all of the net assets in the Fund.

The Funds value their securities by utilizing the amortized cost valuation method (as described in the SAI). If the Funds think amortized cost is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Each Fund excepts its NAV to remain constant at $1.00 per share, although there is no guarantee that any Fund can accomplish this.

HOW TO SELL YOUR FUND SHARES

Holders of Class C Shares may sell shares by following procedures established when they opened their account or accounts with their financial institution or intermediary. You may also sell your shares by contacting your financial institution or financial intermediary by telephone. The sale price of each share will be the next NAV determined after the Funds (or their authorized intermediaries) receive your request.

16 PROSPECTUS

PURCHASING AND SELLING FUND SHARES

RECEIVING YOUR MONEY
Normally, the Funds will make payment on your sale proceeds as promptly as possible after they receive your request, but it will take up to three Business Days. Your proceeds will be wired to your bank account.

REDEMPTIONS IN KIND
The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you might have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES
A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class C Shares.

For Class C Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%, and administrative service fees, as a percentage of average daily net assets, may be up to 0.25%.

                                                                   PROSPECTUS 17

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTION

Each Fund declares dividends daily and distributes its income monthly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF SHARES IS A TAXABLE EVENT.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

18 PROSPECTUS

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class C Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with each Funds' financial statements, appears in the annual report that accompanies the Fund's Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI DAILY INCOME TRUST -- FOR THE YEARS ENDED JANUARY 31
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                              NET
                                                           REALIZED
                                                              AND                        DISTRIBUTIONS
                                NET ASSET                 UNREALIZED     DISTRIBUTIONS       FROM
                                  VALUE        NET           GAINS         FROM NET        REALIZED      NET ASSET
                                BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT        CAPITAL      VALUE END
                                OF PERIOD     INCOME      SECURITIES        INCOME           GAINS       OF PERIOD
                                ---------   ----------   -------------   -------------   -------------   ---------
------------------
MONEY MARKET FUND
------------------
  CLASS C
    1999......................    $1.00       $0.05         $   --          $(0.05)         $   --         $1.00
    1998......................     1.00        0.05             --           (0.05)             --          1.00
    1997......................     1.00        0.05             --           (0.05)             --          1.00
    1996(1)...................     1.00        0.04             --           (0.04)             --          1.00
--------------------
PRIME OBLIGATION FUND
--------------------
  CLASS C
    1999......................    $1.00       $0.05         $   --          $(0.05)         $   --         $1.00
    1998......................     1.00        0.05             --           (0.05)             --          1.00
    1997(2)...................     1.00        0.04             --           (0.04)             --          1.00
    1995(3)...................     1.00        0.03             --           (0.03)             --          1.00
    1994......................     1.00        0.03             --           (0.03)             --          1.00
---------------
GOVERNMENT FUND
---------------
  CLASS C
    1999......................    $1.00       $0.05         $   --          $(0.05)         $   --         $1.00
    1998(4)...................     1.00        0.03             --           (0.03)             --          1.00
-----------------
GOVERNMENT II FUND
-----------------
  CLASS C
    1999......................    $1.00       $0.05         $   --          $(0.05)         $   --         $1.00
    1998......................     1.00        0.05             --           (0.05)             --          1.00
    1997(5)...................     1.00        0.01             --           (0.01)             --          1.00

                                                                                                RATIO OF
                                                                                                  NET
                                                                      RATIO OF     RATIO OF    INVESTMENT
                                                                        NET        EXPENSES      INCOME
                                                         RATIO OF    INVESTMENT   TO AVERAGE   TO AVERAGE
                                          NET ASSETS     EXPENSES    INCOME TO    NET ASSETS   NET ASSETS
                                TOTAL       END OF      TO AVERAGE    AVERAGE     (EXCLUDING   (EXCLUDING
                                RETURN   PERIOD (000)   NET ASSETS   NET ASSETS    WAIVERS)     WAIVERS)
                                ------   ------------   ----------   ----------   ----------   ----------
------------------
MONEY MARKET FUND
------------------
  CLASS C
    1999......................  4.97%     $  132,831      0.68%        4.84%        0.89%        4.63%
    1998......................  5.12          86,922      0.68         5.02         0.92         4.78
    1997......................  4.92          30,528      0.66         4.84         0.92         4.58
    1996(1)...................  3.79+          2,460      0.70         5.17         0.96         4.91
--------------------
PRIME OBLIGATION FUND
--------------------
  CLASS C
    1999......................  4.96%     $  351,881      0.70%        4.82%        0.75%        4.77%
    1998......................  5.06         207,908      0.70         5.02         0.76         4.96
    1997(2)...................  4.85           4,332      0.70         4.79         0.74         4.75
    1995(3)...................  2.55+             --      0.70         2.79         0.77         2.72
    1994......................  2.59          20,602      0.70         2.57         0.78         2.48
---------------
GOVERNMENT FUND
---------------
  CLASS C
    1999......................  4.87%     $   39,881      0.70%        4.70%        0.80%        4.60%
    1998(4)...................  5.01          25,341      0.70         4.94         0.81         4.83
-----------------
GOVERNMENT II FUND
-----------------
  CLASS C
    1999......................  4.81%     $   50,712      0.70%        4.70%        0.75%        4.65%
    1998......................  4.93          35,272      0.70         4.82         0.76         4.76
    1997(5)...................  4.71           6,359      0.70         4.69         0.75         4.64

+ Returns are for the period indicated and that you sell your shares at the end of the period and that you sell your shares at the end of the period and have not been annualized.
(1) Money Market Class C shares were offered beginning May 17, 1995. All ratios for that period have been annualized.
(2) Prime Obligation Class C shares were re-offered beginning April 30, 1996. All ratios and total return for the period have been annualized.
(3) Prime Obligation Class C shares were fully liquidated October 27, 1994. All ratios for that period have been annualized.
(4) Government Class C shares were offered beginning July 1, 1997. All ratios and total return for that period have been annualized.
(5) Government II Class C shares were offered beginning November 27, 1996. All ratios and total return for that period have been annualized.

                                                                   PROSPECTUS 19

                                                            FINANCIAL HIGHLIGHTS

                                                              NET
                                                           REALIZED
                                                              AND                        DISTRIBUTIONS
                                NET ASSET                 UNREALIZED     DISTRIBUTIONS       FROM
                                  VALUE        NET           GAINS         FROM NET        REALIZED      NET ASSET
                                BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT        CAPITAL      VALUE END
                                OF PERIOD     INCOME      SECURITIES        INCOME           GAINS       OF PERIOD
                                ---------   ----------   -------------   -------------   -------------   ---------
------------
TREASURY FUND
------------
  CLASS C
    1999......................    $1.00       $0.05         $   --          $(0.05)         $   --         $1.00
    1998......................     1.00        0.05             --           (0.05)             --          1.00
    1997......................     1.00        0.05             --           (0.05)             --          1.00
    1996(6)...................     1.00        0.03             --           (0.03)             --          1.00
--------------
TREASURY II FUND
--------------
  CLASS C
    1999......................    $1.00       $0.04         $   --          $(0.04)         $   --         $1.00
    1998......................     1.00        0.05             --           (0.05)             --          1.00
    1997......................     1.00        0.04             --           (0.04)             --          1.00
    1996(7)...................     1.00        0.04             --           (0.04)             --          1.00

                                                                                                RATIO OF
                                                                                                  NET
                                                                      RATIO OF     RATIO OF    INVESTMENT
                                                                        NET        EXPENSES      INCOME
                                                         RATIO OF    INVESTMENT   TO AVERAGE   TO AVERAGE
                                          NET ASSETS     EXPENSES    INCOME TO    NET ASSETS   NET ASSETS
                                TOTAL       END OF      TO AVERAGE    AVERAGE     (EXCLUDING   (EXCLUDING
                                RETURN   PERIOD (000)   NET ASSETS   NET ASSETS    WAIVERS)     WAIVERS)
                                ------   ------------   ----------   ----------   ----------   ----------
------------
TREASURY FUND
------------
  CLASS C
    1999......................  4.76%     $  103,643      0.70%        4.62%        0.82%        4.50%
    1998......................  4.96          53,768      0.70         4.86         0.84         4.72
    1997......................  4.80          24,904      0.70         4.70         0.90         4.50
    1996(6)...................  2.68+         14,691      0.70         5.12         0.87         4.95
--------------
TREASURY II FUND
--------------
  CLASS C
    1999......................  4.34%     $   19,361      0.75%        4.21%        0.80%        4.16%
    1998......................  4.67          11,843      0.75         4.58         0.81         4.52
    1997......................  4.55           4,528      0.75         4.45         0.82         4.38
    1996(7)...................  3.64+          3,935      0.75         4.85         0.84         4.76

(6) Treasury Class C shares were offered beginning July 27, 1995. All ratios for that period have been annualized.
(7) Treasury II Class C shares were offered beginning May 8, 1995. All ratios and total return for that period have been annualized.

[LOGO]
The Art of People. The Science of Results.

More information about the Funds are available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated May 31, 1999, includes more detailed information about SEI Daily Income Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports typically list the Funds' holdings and contain information from the Funds' managers about fund strategies and market conditions and trends. The reports also contain detailed financial information about the Funds.

TO OBTAIN MORE INFORMATION:

By Telephone:     Call 1-8OO-DIAL-SEI

By Mail:          Write to the Funds at:
                  One Freedom Valley Drive
                  Oaks, PA 19456

By Internet:      http://www.seic.com

From the SEC: You can obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Daily Income Trust, from the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009.

The Trust's Investment Company Act registration number is 811-3451.

CMS-F-038-03


[LOGO]




PROSPECTUS AS OF MAY 31, 1999


MONEY
  MARKET

[PHOTO]

               -------------------
               Money Market Fund
               -------------------
               Prime Obligation Fund
               -------------------
               Government Fund
               -------------------
               Government II Fund
               -------------------
               Treasury Fund
               -------------------
               Treasury II Fund


                     CLASS C

The Securities and Exchange Commission has not approved any Fund shares or determined whether this prospectus is accurate or complete. It is a crime for anyone to tell you otherwise.

    SEI Daily
    Income Trust
HOW TO READ THIS PROSPECTUS
------------------------------------------------------------------------

SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Sweep Class Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about the Funds. For more detailed information about the Funds, please see:

MONEY MARKET FUND..............................................................2
PRIME OBLIGATION FUND..........................................................4
GOVERNMENT FUND................................................................6
GOVERNMENT II FUND.............................................................8
TREASURY FUND.................................................................10
TREASURY II FUND..............................................................12
THE FUNDS' OTHER INVESTMENTS..................................................14
THE INVESTMENT ADVISER........................................................14
PURCHASING AND SELLING FUND SHARES............................................15
DIVIDENDS, DISTRIBUTIONS AND TAXES............................................17
FINANCIAL HIGHLIGHTS..........................................................18
HOW TO OBTAIN MORE INFORMATION ABOUT SEI DAILY INCOME TRUST...........Back Cover

                                                                    PROSPECTUS 1

                                    INTRODUCTION-INFORMATION COMMON TO ALL FUNDS

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of its Adviser. The Adviser invests each Fund's assets in a way it believes will help each Fund achieve its goals. Still, investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any government agency.

ALTHOUGH EACH FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

--------------------------------------------------------------------------------
YEAR 2000 RISKS

Like other mutual funds (and most organizations around the world), the Funds could be affected by computer problems related to the transition to the year 2000. While no one knows if these problems will have any impact on the Funds or on the financial markets in general, the Funds are taking steps to protect Fund investors. These include efforts to ensure that the Funds' systems are prepared to make the transition to the year 2000, and to determine that the problem will not affect the systems used by the Funds' major service providers. Whether these steps will be effective can only be known for certain in the year 2000. In addition, year 2000 problems may ultimately negatively affect the companies and governments whose securities the Funds purchase, which may have an impact on the value of the Funds' shares. There is additional information on these risks in the Statement of Additional Information.

2 PROSPECTUS

MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in high quality, short-term money
                                                    market instruments

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Money Market Fund is comprised of short-term U.S. dollar denominated debt obligations that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers, including asset-backed securities, rated in the highest rating category; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. savings and loan institutions, U.S. commercial banks (including foreign branches of such banks), and U.S. and London branches of foreign banks, that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government and Crown Agency obligations); and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or intrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity, that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE MONEY MARKET FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 3

                                                               MONEY MARKET FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. Since Class A Shares are invested in the same portfolio of securities, returns for Sweep Class Shares will be substantially similar to those of the Class A Shares, shown here, and will differ only to the extent that each class has different expenses.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989           9.30%
1990           8.26%
1991           6.02%
1992           3.71%
1993           3.00%
1994           4.30%
1995           6.01%
1996           5.45%
1997           5.63%
1998           5.55%

BEST QUARTER  WORST QUARTER
   2.03%          0.72%
 (6/30/90)      (6/30/93)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS A TOTAL RETURN FROM JANUARY 1, 1999, TO MARCH 31, 1999, WAS 1.21%.

This table shows the Fund's average annual total returns for Class A Shares for the periods ending December 31, 1998.

                                                              SINCE
                                1 YEAR  5 YEARS  10 YEARS   INCEPTION
---------------------------------------------------------------------
MONEY MARKET FUND                5.55%    5.39%     5.71%      6.52%*
---------------------------------------------------------------------

* THE INCEPTION DATE FOR CLASS A SHARES OF THE FUND IS NOVEMBER 15, 1983. THE INCEPTION DATE FOR SWEEP CLASS SHARES OF THE FUND IS JULY 15, 1998.
PLEASE CALL 1-800-DIAL-SEI TO OBTAIN THE FUND'S CURRENT YIELD.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the highest fees and expenses that you may currently pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                 SWEEP CLASS SHARES
Investment Advisory Fees                                    0.02%
Distribution (12b-1) Fees                                   0.50%
Other Expenses                                              0.62%
                                                           ------
Total Annual Fund Operating Expenses                        1.14%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR ARE WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER, ADMINISTRATOR AND OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS
FOLLOWS:

    MONEY MARKET FUND -- SWEEP CLASS
  SHARES                                            0.93%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Money Market Fund -- Sweep
  Class Shares                   $116    $362     $628     $1,386

4 PROSPECTUS

PRIME OBLIGATION FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in high quality, short-term money
                                                    market instruments

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Prime Obligation Fund is comprised of short-term debt obligations of U.S. issuers that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper and other short-term corporate obligations (including asset-backed securities) rated in the highest rating category; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. commercial banks or savings and loan institutions that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; and (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity, that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE PRIME OBLIGATION FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 5

                                                           PRIME OBLIGATION FUND

PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. Since Class A Shares are invested in the same portfolio of securities, returns for Sweep Class Shares will be substantially similar to those of the Class A Shares, shown here, and will differ only to the extent that each class has different expenses.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989           9.43%
1990           8.39%
1991           6.25%
1992           3.84%
1993           3.11%
1994           4.22%
1995           5.99%
1996           5.40%
1997           5.57%
1998           5.53%

BEST QUARTER  WORST QUARTER
   2.06%          0.75%
 (6/30/90)      (6/30/93)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS A TOTAL RETURN FROM JANUARY 1, 1999, TO MARCH 31, 1999, WAS 1.22%. This table shows the Fund's average annual total returns for Class A Shares for the periods ending December 31, 1998.

                                                              SINCE
                                1 YEAR  5 YEARS  10 YEARS   INCEPTION
---------------------------------------------------------------------
PRIME OBLIGATION FUND            5.53%    5.34%     5.76%     5.95%*
---------------------------------------------------------------------

* THE INCEPTION DATE FOR CLASS A SHARES OF THE FUND IS DECEMBER 22, 1987. THE INCEPTION DATE FOR SWEEP CLASS SHARES OF THE FUND IS MAY 18, 1998.
PLEASE CALL 1-800-DIAL-SEI TO OBTAIN THE FUND'S CURRENT YIELD.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES
This table describes the highest fees and expenses that you may currently pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                 SWEEP CLASS SHARES
Investment Advisory Fees                                    0.02%
Distribution (12b-1) Fees                                   0.50%
Other Expenses                                              0.48%
                                                           ------
Total Annual Fund Operating Expenses                        1.00%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR ARE WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER, ADMINISTRATOR AND OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS
FOLLOWS:

    PRIME OBLIGATION FUND -- SWEEP CLASS SHARES     0.95%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."
EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Prime Obligation Fund -- Sweep
  Class Shares                   $102    $318     $552     $1,225

6 PROSPECTUS

GOVERNMENT FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in U.S. Government securities

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government, and repurchase agreements fully-collateralized by such obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE GOVERNMENT FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 7

                                                                 GOVERNMENT FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for three years. Since Class A Shares are invested in the same portfolio of securities, returns for Sweep Class Shares will be substantially similar to those of the Class A Shares, shown here, and will differ only to the extent that each class has different expenses.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1996           5.35%
1997           5.49%
1998           5.45%

BEST QUARTER  WORST QUARTER
   1.38%          1.26%
 (12/31/97)    (12/31/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS A TOTAL RETURN FROM JANUARY 1, 1999, TO MARCH 31, 1999, WAS 1.19%.

This table shows the Fund's average annual total returns for Class A Shares for the periods ending December 31, 1998.

                                                    SINCE
                                          1 YEAR  INCEPTION
-----------------------------------------------------------
GOVERNMENT FUND                            5.45%     5.46%*
-----------------------------------------------------------

* THE INCEPTION DATE FOR CLASS A SHARES OF THE FUND IS OCTOBER 27, 1995. THE INCEPTION DATE FOR SWEEP CLASS SHARES OF THE FUND IS JUNE 4, 1998.
PLEASE CALL 1-800-DIAL-SEI TO OBTAIN THE FUND'S CURRENT YIELD.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the highest fees and expenses that you may currently pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                 SWEEP CLASS SHARES
Investment Advisory Fees                                    0.02%
Distribution (12b-1) Fees                                   0.50%
Other Expenses                                              0.53%
                                                           ------
Total Annual Fund Operating Expenses                        1.05%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR ARE WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER, ADMINISTRATOR AND OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS
FOLLOWS:

    GOVERNMENT FUND -- SWEEP CLASS
  SHARES                                            0.95%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Government Fund -- Sweep Class
  Shares                         $107    $334     $579     $1,283

8 PROSPECTUS

GOVERNMENT II FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in U.S. Government securities

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Government II Fund invests exclusively in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE GOVERNMENT II FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 9

                                                              GOVERNMENT II FUND

PERFORMANCE INFORMATION

As of January 31, 1999, there were no Sweep Class Shares of the Government II Fund outstanding.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. Since Class A Shares are invested in the same portfolio of securities, returns for Sweep Class Shares will be substantially similar to those of the Class A Shares, shown here, and will differ only to the extent that each class has different expenses.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989           8.95%
1990           8.10%
1991           5.96%
1992           3.69%
1993           3.02%
1994           4.16%
1995           5.87%
1996           5.30%
1997           5.44%
1998           5.38%

BEST QUARTER  WORST QUARTER
   2.01%          0.73%
 (6/30/90)      (6/30/93)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS A TOTAL RETURN FROM JANUARY 1, 1999, TO MARCH 31, 1999, WAS 1.19%.

This table shows the Fund's average annual total returns for Class A Shares for the periods ending December 31, 1998.

                                                              SINCE
                                1 YEAR  5 YEARS  10 YEARS   INCEPTION
---------------------------------------------------------------------
GOVERNMENT II FUND               5.38%    5.23%     5.57%      5.88%*
---------------------------------------------------------------------

* THE INCEPTION DATE FOR CLASS A SHARES OF THE FUND IS DECEMBER 9, 1985. AS OF JANUARY 31, 1999, THERE WERE NO SWEEP CLASS SHARES OF THE FUND OUTSTANDING. PLEASE CALL 1-800-DIAL-SEI TO OBTAIN THE FUND'S CURRENT YIELD.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the highest fees and expenses that you may currently pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                 SWEEP CLASS SHARES
Investment Advisory Fees                                    0.02%
Distribution (12b-1) Fees                                   0.50%
Other Expenses                                              0.48%*
                                                           ------
Total Annual Fund Operating Expenses                        1.00%**

* OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.
** THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR MAY WAIVE A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER, ADMINISTRATOR AND OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS FOLLOWS:

    GOVERNMENT II FUND -- SWEEP CLASS
  SHARES                                            0.95%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Government II Fund -- Sweep
  Class Shares                   $102    $318     $552     $1,225

10 PROSPECTUS

TREASURY FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in U.S. Treasury securities

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations and repurchase agreements fully-collateralized by U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE TREASURY FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                   PROSPECTUS 11

                                                                   TREASURY FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Sweep Class Shares for one year.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1998           4.57%

BEST QUARTER  WORST QUARTER
   1.17%          1.03%
 (9/30/98)     (12/31/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S SWEEP CLASS TOTAL RETURN FROM JANUARY 1, 1999, TO MARCH 31, 1999, WAS 0.96%.

This table shows the Fund's average annual total returns for Sweep Class Shares for the periods ending December 31, 1998.

                                                    SINCE
                                          1 YEAR  INCEPTION
-----------------------------------------------------------
TREASURY FUND                              4.57%     4.64%*
-----------------------------------------------------------

* THE INCEPTION DATE FOR SWEEP CLASS SHARES OF THE FUND IS AUGUST 1, 1997. PLEASE CALL 1-800-DIAL-SEI TO OBTAIN THE FUND'S CURRENT YIELD.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the highest fees and expenses that you may currently pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                 SWEEP CLASS SHARES
Investment Advisory Fees                                    0.02%
Distribution (12b-1) Fees                                   0.50%
Other Expenses                                              0.55%
                                                           ------
Total Annual Fund Operating Expenses                        1.07%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR ARE WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER, ADMINISTRATOR AND OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS
FOLLOWS:

    TREASURY FUND -- SWEEP CLASS
  SHARES                                            0.95%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Treasury Fund -- Sweep Class
  Shares                         $109    $340     $590     $1,306

12 PROSPECTUS

TREASURY II FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in U.S. Treasury securities

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE TREASURY II FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                   PROSPECTUS 13

                                                                TREASURY II FUND

PERFORMANCE INFORMATION

As of January 31, 1999, there were no Sweep Class Shares of the Treasury II Fund outstanding.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for nine years. Since Class A Shares are invested in the same portfolio of securities, returns for Sweep Class Shares will be substantially similar to those of the Class A Shares, shown here, and will differ only to the extent that each class has different expenses.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990           7.84%
1991           5.71%
1992           3.56%
1993           2.89%
1994           3.94%
1995           5.62%
1996           5.09%
1997           5.17%
1998           4.93%

BEST QUARTER  WORST QUARTER
   1.96%          0.70%
 (6/30/90)      (6/30/93)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS A TOTAL RETURN FROM JANUARY 1, 1999, TO MARCH 31, 1999, WAS 1.07%.

This table shows the Fund's average annual total returns for Class A Shares for the periods ending December 31, 1998.

                                                        SINCE
                                     1 YEAR  5 YEARS  INCEPTION
---------------------------------------------------------------
TREASURY II FUND                      4.93%    4.95%     5.09%*
---------------------------------------------------------------

* THE INCEPTION DATE FOR CLASS A SHARES OF THE FUND IS JULY 28, 1989. AS OF JANUARY 31, 1999, THERE WERE NO SWEEP CLASS SHARES OF THE FUND OUTSTANDING. PLEASE CALL 1-800-DIAL-SEI TO OBTAIN THE FUND'S CURRENT YIELD.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the highest fees and expenses that you may currently pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                 SWEEP CLASS SHARES
Investment Advisory Fees                                    0.02%
Distribution (12b-1) Fees                                   0.50%
Other Expenses                                              0.53%*
                                                           ------
Total Annual Fund Operating Expenses                        1.05%**

* OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.
** THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR MAY WAIVE A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER, ADMINISTRATOR AND OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS FOLLOWS:

    TREASURY II FUND -- SWEEP CLASS
  SHARES                                            1.00%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Treasury II Fund -- Sweep
  Class Shares                   $107    $334     $579     $1,283

14 PROSPECTUS

THE FUNDS' OTHER INVESTMENTS

This prospectus describes the Funds' primary investment strategies. The Funds are required to invest at least 80% of their assets, but normally will invest 100% of their assets, in the types of securities described in this prospectus. However, the Funds also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Funds' Statement of Additional Information (SAI). Of course, there is no guarantee that any Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may hold up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objective.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

The Investment Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Wellington Management Company, LLP ("Wellington"), serves as the Adviser for the Funds. As of March 31, 1999, Wellington had approximately $215 billion in assets under management. For the fiscal year ended January 31, 1999, each Fund paid Wellington advisory fees of 0.01% of its average daily net assets.

Timothy E. Smith is the portfolio manager of each Fund. Mr. Smith has been an investment professional with Wellington since 1992.

                                                                   PROSPECTUS 15

                                              PURCHASING AND SELLING FUND SHARES

This section tells you how to buy or sell (sometimes called "redeem") shares of the Funds. The Funds offer Sweep Class Shares only to financial institutions for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). However, Fund shares cannot be purchased by Federal Reserve wire on Federal Reserve holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Sweep Class Shares by placing orders with the Funds' transfer agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the same day the order is placed. The Funds may reject any purchase order if they determine that accepting the order would not be in the best interests of the Funds or their shareholders.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the NAV next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

Investors who deal directly with a financial institution or financial intermediary will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain of these broker-dealers or other financial intermediaries.

Each Fund's net asset value (NAV) is calculated once each Business Day at 4:30 p.m., Eastern time, except for the Government II Fund, which calculates its NAV at 2:00 p.m., Eastern time, the Treasury II Fund, which calculates its NAV at 2:30 p.m., Eastern time, and the Prime Obligation Fund, which calculates its NAV at 5:00 p.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Funds must receive your purchase order and federal funds (readily available funds) before each Fund calculates its NAV.

HOW THE FUNDS CALCULATE NAV
NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund.

The Funds value their securities by utilizing the amortized cost valuation method (as described in the SAI). If the Funds think amortized cost is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Each Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that any Fund can accomplish this.

HOW TO SELL YOUR FUND SHARES

Holders of Sweep Class Shares may sell shares by following procedures established when they opened their account or accounts with financial institution or intermediary. You may also sell your shares by contacting your financial institution or financial intermediary by telephone. The sale price of each share will be the next NAV determined after the Funds (or their authorized intermediaries) receive your request.

16 PROSPECTUS

PURCHASING AND SELLING FUND SHARES

RECEIVING YOUR MONEY
Normally, the Funds will make payment on your sale as promptly as possible after they receive your request, but it will take up to three Business Days. Your proceeds will be wired to your bank account.

REDEMPTIONS IN KIND
The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you might have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES
A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives compensation, pursuant to a Rule 12b-1 Plan, for distributing the Funds' Sweep Class Shares. The distribution fee for Sweep Class Shares, as a percentage of daily net assets, may be up to 0.50%.

For Sweep Class Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

                                                                   PROSPECTUS 17

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Each Fund declares dividends daily and distributes its income monthly. Each Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF SHARES IS A TAXABLE EVENT.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

18 PROSPECTUS

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Sweep Class Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI DAILY INCOME TRUST -- FOR THE YEARS ENDED JANUARY 31
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                              NET
                                                           REALIZED
                                                              AND                        DISTRIBUTIONS
                                NET ASSET                 UNREALIZED     DISTRIBUTIONS       FROM
                                  VALUE        NET           GAINS         FROM NET        REALIZED      NET ASSET
                                BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT        CAPITAL      VALUE END
                                OF PERIOD     INCOME      SECURITIES        INCOME           GAINS       OF PERIOD
                                ---------   ----------   -------------   -------------   -------------   ---------
------------------
MONEY MARKET FUND
------------------
  SWEEP CLASS
    1999(1)...................    $1.00       $0.02         $   --          $(0.02)         $   --         $1.00
--------------------
PRIME OBLIGATION FUND
--------------------
  SWEEP CLASS
    1999(2)...................    $1.00       $0.03         $   --          $(0.03)         $   --         $1.00
---------------
GOVERNMENT FUND
---------------
  SWEEP CLASS
    1999(3)...................    $1.00       $0.03         $   --          $(0.03)         $   --         $1.00
------------
TREASURY FUND
------------
  SWEEP CLASS
    1999......................    $1.00       $0.04         $   --          $(0.04)         $   --         $1.00
    1998(4)...................     1.00        0.02             --           (0.02)             --          1.00

                                                                                                RATIO OF
                                                                                                  NET
                                                                      RATIO OF     RATIO OF    INVESTMENT
                                                                        NET        EXPENSES      INCOME
                                                         RATIO OF    INVESTMENT   TO AVERAGE   TO AVERAGE
                                          NET ASSETS     EXPENSES    INCOME TO    NET ASSETS   NET ASSETS
                                TOTAL       END OF      TO AVERAGE    AVERAGE     (EXCLUDING   (EXCLUDING
                                RETURN   PERIOD (000)   NET ASSETS   NET ASSETS    WAIVERS)     WAIVERS)
                                ------   ------------   ----------   ----------   ----------   ----------
------------------
MONEY MARKET FUND
------------------
  SWEEP CLASS
    1999(1)...................  4.56%     $    6,669      0.93%        4.36%        1.14%        4.15%
--------------------
PRIME OBLIGATION FUND
--------------------
  SWEEP CLASS
    1999(2)...................  4.61%     $    5,645      0.95%        4.35%        1.00%        4.30%
---------------
GOVERNMENT FUND
---------------
  SWEEP CLASS
    1999(3)...................  4.49%     $    3,248      0.95%        4.37%        1.05%        4.27%
------------
TREASURY FUND
------------
  SWEEP CLASS
    1999......................  4.50%     $   72,368      0.95%        4.40%        1.07%        4.28%
    1998(4)...................  4.74          69,066      0.95         4.71         1.08         4.58

(1) Money Market Sweep Class shares were offered beginning July 15, 1998. All ratios and total return for that period have been annualized.
(2) Prime Obligation Sweep Class shares were offered beginning May 18, 1998. All ratios and total return for that period have been annualized.
(3) Government Sweep Class shares were offered beginning June 4, 1998. All ratios and total return for that period have been annualized.
(4) Treasury Sweep Class shares were offered beginning August 1, 1997. All ratios and total return for that period have been annualized.

[LOGO]
The Art of People. The Science of Results.


More information about the Funds are available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated May 31, 1999, includes more detailed information about SEI Daily Income Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports typically list the Funds' holdings and contain information from the Funds' managers about fund strategies and market conditions and trends. The reports also contain detailed financial information about the Funds.

TO OBTAIN MORE INFORMATION:

By Telephone:     Call 1-8OO-DIAL-SEI

By Mail:          Write to the Funds at:
                  One Freedom Valley Drive
                  Oaks, PA 19456

By Internet:      http://www.seic.com

From the SEC: You can obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Daily Income Trust, from the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009.

The Trust's Investment Company Act registration number is 811-3451.

CMS-F-039-03


[LOGO]




PROSPECTUS AS OF MAY 31, 1999





MONEY
   MARKET

[PHOTO]
              ---------------------
              Money Market Fund
              ---------------------
              Prime Obligation Fund
              ---------------------
              Government Fund
              ---------------------
              Government II Fund
              ---------------------
              Treasury Fund
              ---------------------
              Treasury II Fund

                 SWEEP CLASS


The Securities and Exchange Commission has not approved any Fund shares or determined whether this prospectus is accurate or complete. It is a crime for anyone to tell you otherwise.

    SEI Daily
    Income Trust
HOW TO READ THIS PROSPECTUS
------------------------------------------------------------------------

SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Class A, Class B and Class C Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about the Funds. For more detailed information about the Funds, please see:

CORPORATE DAILY INCOME FUND....................................................2
TREASURY SECURITIES DAILY INCOME FUND..........................................4
SHORT-DURATION GOVERNMENT FUND.................................................6
INTERMEDIATE-DURATION GOVERNMENT FUND..........................................8
GNMA FUND.....................................................................10
THE FUNDS' OTHER INVESTMENTS..................................................12
MORE INFORMATION ABOUT RISK...................................................12
THE INVESTMENT ADVISER AND PORTFOLIO MANAGERS.................................13
PURCHASING AND SELLING FUND SHARES............................................14
DIVIDENDS, DISTRIBUTIONS AND TAXES............................................16
FINANCIAL HIGHLIGHTS..........................................................17
HOW TO OBTAIN MORE INFORMATION ABOUT SEI DAILY INCOME TRUST...........Back Cover

                                                                    PROSPECTUS 1

                                 INTRODUCTION -- INFORMATION COMMON TO ALL FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of its Adviser. The Adviser invests each Fund's assets in a way it believes will help each Fund achieve its goals. Still, investing in a Fund involves risks, and there is no guarantee that a Fund will achieve its goal. The Adviser makes judgments about the economy, but these judgments may not anticipate actual market movements or the impact of economic conditions on issuers. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

--------------------------------------------------------------------------------
YEAR 2000 RISKS

Like other mutual funds (and most organizations around the world), the Funds could be affected by computer problems related to the transition to the year 2000. While no one knows if these problems will have any impact on the Funds or on the financial markets in general, the Funds are taking steps to protect Fund investors. These include efforts to ensure that the Funds' own systems are prepared to make the transition to the year 2000, and to determine that the problem will not affect the systems used by the Funds' major service providers. Whether these steps will be effective can only be known for certain in the year 2000. In addition, year 2000 problems may ultimately negatively affect the companies and governments whose securities the Funds purchase, which may have an impact on the value of the Funds' shares. There is additional information on these risks in the Statement of Additional Information.

2 PROSPECTUS

CORPORATE DAILY INCOME FUND

FUND SUMMARY

INVESTMENT GOAL                                     Providing a higher current income than that
                                                    typically offered by a money market fund while
                                                    maintaining liquidity
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Low to medium
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing an adviser experienced in selecting
                                                    fixed income obligations, the Fund invests in
                                                    investment grade fixed income securities of U.S.
                                                    issuers

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Corporate Daily Income Fund invests substantially all (at least 80%) of its assets in investment grade obligations of U.S. issuers, including: (i) commercial paper and other corporate obligations; (ii) certificates of deposit, time deposits, bankers' acceptances and bank notes of U.S. commercial banks or savings and loans institutions that meet certain asset requirements; (iii) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government; (iv) mortgage-backed securities; and (v) asset-backed securities. The Fund may also enter into repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Adviser seeks attractively-valued securities with an acceptable maturity, that offer competitive yields, and that are issued by issuers that are on a sound financial footing. The Adviser also considers factors such as the anticipated level of interests rates, relative valuations and yield spreads among various sectors, and the maturity of individual securities relative to the maturity of the Fund as a whole. The Adviser will strive to maintain a portfolio duration between one half and one and a half years. The maximum remaining maturity of any single security, other than securities whose rate of payment resets at least once a year, will be five years.

WHAT ARE THE RISKS OF INVESTING IN THE CORPORATE DAILY INCOME FUND?

The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, fixed income securities decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

The Fund is also subject to the risk that its market segment, short duration fixed income securities, may underperform other fixed income market segments or the fixed income markets as a whole.

                                                                    PROSPECTUS 3

                                                     CORPORATE DAILY INCOME FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for five years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1994           2.89%
1995           8.68%
1996           5.22%
1997           5.74%
1998           6.18%

BEST QUARTER  WORST QUARTER
   2.56%          0.38%
 (6/30/95)      (3/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS A TOTAL RETURN FROM JANUARY 1, 1999, TO MARCH 31, 1999, WAS 1.28%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ending December 31, 1998 to those of the Merrill Lynch 1-Year U.S. Treasury Bill Index.

                                                        SINCE
                                     1 YEAR  5 YEARS  INCEPTION
---------------------------------------------------------------
CORPORATE DAILY INCOME FUND --
  CLASS A SHARES                      6.18%    5.73%    5.51%*
---------------------------------------------------------------
MERRILL LYNCH 1-YEAR U.S. TREASURY
  BILL INDEX+                         5.89%    5.53%     5.40%++
---------------------------------------------------------------

* THE INCEPTION DATE FOR CLASS A SHARES OF THE FUND IS SEPTEMBER 28, 1993.
+ AN INDEX MEASURES THE MARKET PRICE OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OF SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE MERRILL LYNCH 1-YEAR U.S. TREASURY BILL INDEX IS A WIDELY-RECOGNIZED, MARKET WEIGHTED INDEX OF U.S. TREASURY BILLS WITH A MATURITY OF ONE YEAR.
++ THE INCEPTION DATE FOR THE INDEX IS SEPTEMBER 30, 1993.

--------------------------------------------------------------------------------
FUND FEES EXPENSES

This table describes the highest fees and expenses that you may currently pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND
ASSETS)                               CLASS A SHARES      CLASS B SHARES      CLASS C SHARES
Investment Advisory Fees                   0.10%               0.10%               0.10%
Distribution (12b-1) Fees                   None                None                None
Other Expenses                             0.66%               0.71%               0.91%
                                          ------              ------              ------
Total Annual Fund Operating
  Expenses                                 0.76%*              0.81%*              1.01%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR ARE EACH WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR MAY EACH DISCONTINUE ALL OR PART OF THEIR WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

    CORPORATE DAILY INCOME FUND -- CLASS A
  SHARES                                            0.35%
    CORPORATE DAILY INCOME FUND -- CLASS B
  SHARES                                            0.65%
    CORPORATE DAILY INCOME FUND -- CLASS C
  SHARES                                            0.85%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Corporate Daily Income Fund --
  Class A Shares                 $78     $243     $422      $942
Corporate Daily Income Fund --
  Class B Shares                 $83     $259     $450     $1,002
Corporate Daily Income Fund --
  Class C Shares                 $103    $322     $558     $1,236

4 PROSPECTUS

TREASURY SECURITIES DAILY INCOME FUND

FUND SUMMARY

INVESTMENT GOAL                                     Providing a higher current income than that
                                                    typically offered by a money market fund while
                                                    maintaining liquidity
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Low to medium
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing an adviser experienced in selecting
                                                    fixed income securities, the Fund invests in U.S.
                                                    Treasury obligations

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Treasury Securities Daily Income Fund invests substantially all (at least 80%) of its assets in U.S. Treasury obligations. The Fund may also enter into repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Adviser seeks attractively-valued securities with an acceptable maturity that offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates, relative valuations and yield spreads, and the maturity of individual securities relative to the maturity of the Fund as a whole. The Adviser will strive to maintain a portfolio duration between one half and one and a half years. The maximum remaining maturity of any single security will be five years.

WHAT ARE THE RISKS OF INVESTING IN THE TREASURY SECURITIES DAILY INCOME FUND?

The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, fixed income securities decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

The Fund is also subject to the risk that its market segment, U.S. Treasury securities, may underperform other fixed income market segments or the fixed income markets as a whole.

                                                                    PROSPECTUS 5

                                           TREASURY SECURITIES DAILY INCOME FUND

PERFORMANCE INFORMATION

As of January 31, 1999, the Treasury Securities Daily Income Fund had not commenced operations, and did not have a performance history.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the highest fees and expenses that you may currently pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND
ASSETS)                               CLASS A SHARES      CLASS B SHARES      CLASS C SHARES
Investment Advisory Fees                   0.10%               0.10%               0.10%
Distribution (12b-1) Fees                   None                None                None
Other Expenses                             0.64%*              0.69%*              0.89%*
                                          ------              ------              ------
Total Annual Fund Operating
  Expenses                                 0.74%**             0.79%**             0.99%**

* OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

** THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR ARE EACH WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR MAY EACH DISCONTINUE ALL OR PART OF THEIR WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE FOLLOWS:

    TREASURY SECURITIES DAILY INCOME FUND -- CLASS
  A SHARES                                          0.35%
    TREASURY SECURITIES DAILY INCOME FUND -- CLASS
  B SHARES                                          0.65%
    TREASURY SECURITIES DAILY INCOME FUND -- CLASS
  C SHARES                                          0.85%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Treasury Securities Daily
  Income Fund -- Class A
  Shares                         $76     $237     $411      $918
Treasury Securities Daily
  Income Fund -- Class B
  Shares                         $81     $252     $439      $978
Treasury Securities Daily
  Income Fund -- Class C
  Shares                         $101    $315     $547     $1,213

6 PROSPECTUS

SHORT-DURATION GOVERNMENT FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal value and maintaining
                                                    liquidity while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Low to medium
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing an adviser experienced in selecting
                                                    fixed income securities, the Fund invests in U.S.
                                                    Government securities

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Short-Duration Government Fund invests substantially all (at least 80%) of its assets in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government, including mortgage-backed securities. The Fund may also enter into repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Adviser seeks attractively-valued securities with an acceptable maturity that offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates, relative valuations and yield spreads, and the maturity of individual securities relative to the maturity of the Fund as a whole. The Adviser will strive to maintain a portfolio duration of up to three years.

WHAT ARE THE RISKS OF INVESTING IN THE SHORT-DURATION GOVERNMENT FUND?

The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, fixed income securities decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies or instrumentalities are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

The Fund is also subject to the risk that its market segment, short-duration U.S. Government securities, may underperform other fixed income market segments or the fixed income markets as a whole.

                                                                    PROSPECTUS 7

                                                  SHORT-DURATION GOVERNMENT FUND

PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. The performance of Class A, and Class B Shares will differ due to differences in expenses.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989           9.85%
1990           9.09%
1991          11.20%
1992           5.35%
1993           4.81%
1994           0.32%
1995          10.83%
1996           4.63%
1997           6.94%
1998           7.08%

BEST QUARTER  WORST QUARTER
   3.65%         -0.65%
 (12/31/91)     (3/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS A TOTAL RETURN FROM JANUARY 1, 1999, TO MARCH 31, 1999, WAS 0.69%. This table compares the Fund's average annual total returns for Class A and Class B Shares for the periods ending December 31, 1998 to those of the Merrill Lynch 1-3 Year U.S. Treasury Bond Index.

                                                        SINCE
                                     1 YEAR  5 YEARS  INCEPTION
---------------------------------------------------------------
SHORT-DURATION GOVERNMENT FUND --
  CLASS A SHARES                      7.08%    5.90%     6.72%*
---------------------------------------------------------------
SHORT-DURATION GOVERNMENT FUND --
  CLASS B SHARES                      6.87%    5.58%     6.12%**
---------------------------------------------------------------
MERRILL LYNCH 1-3 YEAR U.S.
  TREASURY BOND INDEX+                7.00%    5.98%     7.12%++
---------------------------------------------------------------

* THE INCEPTION DATE FOR CLASS A SHARES OF THE FUND IS FEBRUARY 17, 1987.
** THE INCEPTION DATE FOR CLASS B SHARES OF THE FUND IS NOVEMBER 5, 1990.
+ AN INDEX MEASURES THE MARKET PRICE OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OF SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE MERRILL LYNCH 1-3 YEAR U.S. TREASURY BOND INDEX IS A WIDELY-RECOGNIZED, MARKET WEIGHTED INDEX OF U.S. TREASURY BONDS WITH MATURITIES BETWEEN ONE AND THREE YEARS.
++ THE INCEPTION DATE FOR THE INDEX IS FEBRUARY 28, 1987.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES
This table describes the highest fees and expenses that you may currently pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND
ASSETS)                               CLASS A SHARES      CLASS B SHARES      CLASS C SHARES
Investment Advisory Fees                   0.10%               0.10%               0.10%
Distribution (12b-1) Fees                   None                None                None
Other Expenses                             0.62%               0.67%               0.87%
                                          ------              ------              ------
Total Annual Fund Operating
  Expenses                                 0.72%*              0.77%*              0.97%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR ARE EACH WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR MAY EACH DISCONTINUE ALL OR PART OF THEIR WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

    SHORT-DURATION GOVERNMENT FUND -- CLASS A
  SHARES                                            0.45%
    SHORT-DURATION GOVERNMENT FUND -- CLASS B
  SHARES                                            0.75%
    SHORT-DURATION GOVERNMENT FUND -- CLASS C
  SHARES                                            0.95%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."
EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Short-Duration Government Fund
  -- Class A Shares              $74     $230     $401      $894
Short-Duration Government Fund
  -- Class B Shares              $79     $246     $428      $954
Short-Duration Government Fund
  -- Class C Shares              $99     $309     $536     $1,190

8 PROSPECTUS

INTERMEDIATE-DURATION GOVERNMENT FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal value and maintaining
                                                    liquidity while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing an adviser experienced in selecting
                                                    fixed income securities, the Fund invests in U.S.
                                                    Government securities

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Intermediate-Duration Government Fund invests substantially all (at least 80%) of its assets in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government, including mortgage-backed securities. The Fund may also enter into repurchase agreements. In addition, the Fund may invest in futures contracts and other similar instruments for risk management purposes.

Using a top-down strategy and bottom-up security selection, the Adviser seeks attractively-valued securities with an acceptable maturity that offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates, relative valuations and yield spreads, and the maturity of individual securities relative to the maturity of the Fund as a whole. The Adviser will strive to maintain a portfolio duration of two and a half to five years.

WHAT ARE THE RISKS OF INVESTING IN THE INTERMEDIATE-DURATION GOVERNMENT FUND?

The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, fixed income securities decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

The Fund is also subject to the risk that its market segment, intermediate-duration U.S. Government securities, may underperform other fixed income market segments or the fixed income markets as a whole.

                                                                    PROSPECTUS 9

                                           INTERMEDIATE-DURATION GOVERNMENT FUND

PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989          11.52%
1990           9.48%
1991          13.72%
1992           6.41%
1993           7.15%
1994          -2.74%
1995          15.72%
1996           3.04%
1997           8.18%
1998           8.47%

BEST QUARTER  WORST QUARTER
   5.08%         -2.00%
 (6/30/95)      (3/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS A TOTAL RETURN FROM JANUARY 1, 1999, TO MARCH 31, 1999, WAS -0.44%. This table compares the Fund's average annual total returns for Class A Shares for the periods ending December 31, 1998, to those of the Merrill Lynch 3-5 Year U.S. Treasury Bond Index.

                                                              SINCE
                                1 YEAR  5 YEARS  10 YEARS   INCEPTION
---------------------------------------------------------------------
INTERMEDIATE-DURATION
  GOVERNMENT FUND -- CLASS A
  SHARES                         8.47%    6.35%     7.98%      7.41%*
---------------------------------------------------------------------
MERRILL LYNCH 3-5 YEAR U.S.
  TREASURY BOND INDEX+           9.08%    6.62%     8.71%      8.05%++
---------------------------------------------------------------------

* THE INCEPTION DATE FOR CLASS A SHARES OF THE FUND IS FEBRUARY 17, 1987.
+ AN INDEX MEASURES THE MARKET PRICE OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OF SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE MERRILL LYNCH 3-5 YEAR U.S. TREASURY BOND INDEX IS A WIDELY-RECOGNIZED, MARKET WEIGHTED INDEX OF U.S TREASURY BONDS WITH MATURITIES BETWEEN THREE AND FIVE YEARS.
++ THE INCEPTION DATE FOR THE INDEX IS FEBRUARY 28, 1987.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES
This table describes the highest fees and expenses that you may currently pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                 CLASS A SHARES
Investment Advisory Fees                                  0.10%
Distribution (12b-1) Fees                                  None
Other Expenses                                            0.66%
                                                         ------
Total Annual Fund Operating Expenses                      0.76%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR ARE EACH WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR MAY EACH DISCONTINUE ALL OR PART OF THEIR WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

  INTERMEDIATE-DURATION GOVERNMENT FUND -- CLASS A
  SHARES                                            0.50%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."
EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Intermediate-Duration
  Government Fund -- Class A
  Shares                         $78     $243     $422      $942

10 PROSPECTUS

GNMA FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal value and maintaining
                                                    liquidity while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing an adviser experienced in selecting
                                                    mortgage-backed securities, the Fund invests
                                                    principally in fixed income obligations issued by
                                                    the Government National Mortgage Association
                                                    ("GNMA")

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The GNMA Fund invests primarily (at least 65% of its assets) in mortgage-backed securities issued by GNMA. The Fund may also invest in U.S. Treasury securities and U.S. Government securities. In addition the Fund may enter into repurchase agreements and may invest in futures contracts and other similar instruments for risk management purposes.

Using a top-down strategy and bottom-up security selection, the Adviser seeks attractively-valued securities with an acceptable maturity and that offer competitive yields. The Adviser also considers factors such as the anticipated level of interests rates, relative valuations and yield spreads, and the maturity of individual securities relative to the maturity of the Fund as a whole. There is no restriction on the Fund's portfolio duration.

WHAT ARE THE RISKS OF INVESTING IN THE GNMA FUND?

The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, fixed income securities decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

The Fund is also subject to the risk that its market segment, GNMA securities, may underperform other fixed income market segments or the fixed income markets as a whole.

                                                                   PROSPECTUS 11

                                                                       GNMA FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for 10 years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989          14.04%
1990          10.44%
1991          15.84%
1992           7.31%
1993           6.62%
1994          -3.38%
1995          16.89%
1996           4.48%
1997           9.22%
1998           7.26%

BEST QUARTER  WORST QUARTER
   5.70%         -3.73%
 (9/30/91)      (3/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS A TOTAL RETURN FROM JANUARY 1, 1999, TO MARCH 31, 1999, WAS 0.34%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ending December 31, 1998, to those of the Salomon Smith Barney 30 Year GNMA Index.

                                                              SINCE
                                1 YEAR  5 YEARS  10 YEARS   INCEPTION
---------------------------------------------------------------------
GNMA FUND                        7.26%    6.69%     8.72%      8.01%*
---------------------------------------------------------------------
SALOMON SMITH BARNEY 30 YEAR
  GNMA INDEX+                    6.82%    7.34%     9.29%      8.75%++
---------------------------------------------------------------------

* THE INCEPTION DATE FOR CLASS A SHARES OF THE FUND IS MARCH 20, 1987.
+ AN INDEX MEASURES THE MARKET PRICE OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OF SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE SALOMON SMITH BARNEY 30-YEAR GNMA INDEX IS A WIDELY-RECOGNIZED COMPONENT OF THE SALOMON SMITH BARNEY MORTGAGE INDEX CONSISTING OF THE POOL OF 30-YEAR MORTGAGES BACKED BY GNMA.
++ THE INCEPTION DATE FOR THE INDEX IS MARCH 31, 1987.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the highest fees and expenses that you may currently pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                 CLASS A SHARES
Investment Advisory Fees                                  0.10%
Distribution (12b-1) Fees                                  None
Other Expenses                                            0.62%
                                                         ------
Total Annual Fund Operating Expenses                      0.72%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR ARE EACH WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR MAY EACH DISCONTINUE ALL OR PART OF THEIR WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

    GNMA FUND -- CLASS A SHARES                     0.60%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
GNMA Fund -- Class A Shares      $74     $230     $401      $894

12 PROSPECTUS

THE FUNDS' OTHER INVESTMENTS

This prospectus describes the Funds' primary investment strategies. The Funds will normally invest at least 65% of their assets in the types of securities described in this prospectus. However, the Funds also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Funds' Statement of Additional Information (SAI). Of course, there is no guarantee that the Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Funds may invest up to 100% of its assets in short-term obligations, cash or equivalents that would not ordinarily be consistent with each Fund's objective. The Funds will do so only if the Adviser believes that the risk of loss outweighs the opportunity for higher taxable income.

MORE INFORMATION ABOUT RISK
--------------------------------------------------------------------------------

The Funds are also subject to the following additional risks:

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

EXTENSION RISK. The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

INTEREST RATE RISK. The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector, or the bond market as a whole.

OPPORTUNITY RISK. The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

PREPAYMENT RISK. The risk to a GNMA or other mortgage-backed security of unanticipated prepayments of principal with respect to mortgages in the security's underlying pool of assets. While principal pre-payments are passed through to the holders of GNMA securities, pre-payments also reduce the future payments on such securities and may reduce their value.

                                                                   PROSPECTUS 13

                                       INVESTMENT ADVISER AND PORTFOLIO MANAGERS

INVESTMENT ADVISER
--------------------------------------------------------------------------------

The Investment Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment programs. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Wellington Management Company, LLP ("Wellington"), serves as the Adviser to the Funds. As of March 31, 1999, Wellington had approximately $215 billion in assets under management. For the fiscal year ended January 31, 1998 the Funds paid Wellington the following advisory fees as a percentage of average daily net assets:

CORPORATE DAILY INCOME FUND.......................  0.06%
SHORT-DURATION GOVERNMENT FUND....................  0.08%
INTERMEDIATE-DURATION GOVERNMENT FUND.............  0.09%
GNMA FUND.........................................  0.10%

PORTFOLIO MANAGERS

CORPORATE DAILY INCOME FUND
Timothy E. Smith became the portfolio manager of the Corporate Daily Income Fund in 1999. Mr. Smith has been an investment professional with Wellington since 1992.

SHORT-DURATION GOVERNMENT FUND
TREASURY SECURITIES DAILY INCOME FUND
INTERMEDIATE-DURATION GOVERNMENT FUND
John C. Keogh serves as portfolio manager of the Short-Duration Government Fund, and became portfolio manager of the Intermediate-Duration Government Fund in 1999. Mr. Keogh will also serve as portfolio manager for the Treasury Securities Daily Income Fund upon the commencement of its operations. Mr. Keogh has been an investment professional with Wellington since 1983.

GNMA FUND
Paul D. Kaplan serves as portfolio manager of the GNMA Fund. Mr. Kaplan has been an investment professional with Wellington since 1978.

14 PROSPECTUS

PURCHASING AND SELLING FUND SHARES

This section tells you how to buy, sell (sometimes called "redeem") or exchange Class A, Class B and Class C Shares of the Funds

The classes have different expenses and other characteristics. The Funds offer Class A, Class B and Class C Shares only to financial institutions for their own or their customers' accounts. For more information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day).

Financial institutions and intermediaries may purchase Class A, Class B and Class C Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems.

When you purchase, sell or exchange Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the NAV next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

Investors who deal directly with a financial institution or financial intermediary will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain of these broker-dealers or other financial intermediaries.

Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Funds must receive your purchase order before 4:00 p.m. Eastern time.

HOW THE FUNDS CALCULATE NAV
NAV for one Fund share is the value of that share's portion of the net assets in the Fund.

In calculating NAV, the Funds generally values its investment portfolio at market price. If market prices are unavailable or the Funds thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

HOW TO SELL YOUR FUND SHARES

Holders of Class A, Class B and Class C Shares may sell shares by following procedures established when they opened their account or accounts with their financial institution or intermediary. You may also sell your shares by contacting your financial institution or financial intermediary by telephone. The sale price of each share will be the next NAV determined after the Funds (or their authorized intermediaries) receive your request.

                                                                   PROSPECTUS 15

                                              PURCHASING AND SELLING FUND SHARES

RECEIVING YOUR MONEY
Normally, the Funds will make payment on your sale within three Business Days after they receive your request, but it will take up to seven Business Days. Your proceeds will be wired to your bank account.

REDEMPTIONS IN KIND
The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you might have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES
A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

HOW TO EXCHANGE YOUR SHARES

You may exchange your Class A, Class B and Class C Shares of any Fund for Class A, Class B and Class C Shares, respectively, of any other SEI Fund on any Business Day by contacting your financial institution by mail or telephone. This exchange privilege may be changed or canceled at any time upon 60 days' notice.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request.

TELEPHONE TRANSACTIONS
Purchasing, Selling and Exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If your financial institution transacts with the Funds over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Shares.

For Class A, B, and C Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

For Class B and Class C Shares, administrative service fees, as a percentage of average daily net assets, may be up to 0.05% and 0.25%, respectively.

16 PROSPECTUS

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its income monthly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE OF SHARES IS A TAXABLE EVENT.

The Funds use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

                                                                   PROSPECTUS 17

                                                            FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class A Shares, Class B Shares and Class C Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI DAILY INCOME TRUST -- FOR THE YEARS ENDED JANUARY 31
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                              NET
                                                           REALIZED
                                                              AND                        DISTRIBUTIONS
                                NET ASSET                 UNREALIZED     DISTRIBUTIONS       FROM
                                  VALUE        NET           GAINS         FROM NET        REALIZED      NET ASSET
                                BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT        CAPITAL      VALUE END
                                OF PERIOD     INCOME      SECURITIES        INCOME           GAINS       OF PERIOD
                                ---------   ----------   -------------   -------------   -------------   ----------
--------------------------
CORPORATE DAILY INCOME FUND
--------------------------
  CLASS A
    1999......................    $2.00       $0.11         $   --          $(0.11)         $   --         $ 2.00
    1998......................     1.99        0.11           0.01           (0.11)             --           2.00
    1997......................     2.00        0.11          (0.01)          (0.11)             --           1.99
    1996......................     1.96        0.12           0.05           (0.12)          (0.01)          2.00
    1995......................     2.00        0.09          (0.04)          (0.09)             --           1.96
-----------------------------
SHORT-DURATION GOVERNMENT FUND
-----------------------------
  CLASS A
    1999......................    $10.06      $0.54         $ 0.10          $(0.54)         $   --         $10.16
    1998......................     9.95        0.59           0.11           (0.59)             --          10.06
    1997......................    10.09        0.57          (0.12)          (0.59)             --           9.95
    1996......................     9.73        0.61           0.36           (0.61)             --          10.09
    1995......................    10.06        0.40          (0.32)          (0.40)          (0.01)          9.73
  CLASS B
    1999......................    $10.04      $0.51         $ 0.11          $(0.51)         $   --         $10.15
    1998......................     9.94        0.56           0.10           (0.56)             --          10.04
    1997......................    10.07        0.55          (0.12)          (0.56)             --           9.94
    1996......................     9.71        0.58           0.36           (0.58)             --          10.07
    1995......................    10.04        0.38          (0.32)          (0.38)          (0.01)          9.71
------------------------------------
INTERMEDIATE-DURATION GOVERNMENT FUND
------------------------------------
  CLASS A
    1999......................    $10.07      $0.56         $ 0.17          $(0.56)         $   --         $10.24
    1998......................     9.78        0.58           0.29           (0.58)             --          10.07
    1997......................    10.06        0.55          (0.28)          (0.55)             --           9.78
    1996......................     9.33        0.60           0.73           (0.60)             --          10.06
    1995......................    10.13        0.50          (0.73)          (0.50)          (0.07)          9.33
  CLASS B
    1996(1)...................    $9.33       $0.50         $ 0.65          $(0.50)         $   --         $ 9.98
    1995(2)...................     9.64        0.31          (0.24)          (0.31)          (0.07)          9.33

                                                                                                RATIO OF
                                                                                                  NET
                                                                      RATIO OF     RATIO OF    INVESTMENT
                                                                        NET        EXPENSES      INCOME
                                                         RATIO OF    INVESTMENT   TO AVERAGE   TO AVERAGE
                                          NET ASSETS     EXPENSES    INCOME TO    NET ASSETS   NET ASSETS   PORTFOLIO
                                TOTAL       END OF      TO AVERAGE    AVERAGE     (EXCLUDING   (EXCLUDING    TURNOVER
                                RETURN   PERIOD (000)   NET ASSETS   NET ASSETS    WAIVERS)     WAIVERS)       RATE
                                ------   ------------   ----------   ----------   ----------   ----------   ----------
--------------------------
CORPORATE DAILY INCOME FUND
--------------------------
  CLASS A
    1999......................  5.61%     $   90,043      0.35%        5.38%        0.76%        4.97%          48%
    1998......................  6.29          69,571      0.35         5.61         0.76         5.20          108
    1997......................  5.21          55,783      0.36         5.49         0.73         5.12          141
    1996......................  8.65          48,539      0.35         5.97         0.55         5.77          295
    1995......................  2.59          50,495      0.35         4.60         0.55         4.40          147
-----------------------------
SHORT-DURATION GOVERNMENT FUND
-----------------------------
  CLASS A
    1999......................  6.49%     $   99,047      0.45%        5.31%        0.72%        5.04%          90%
    1998......................  7.23          81,014      0.45         5.91         0.76         5.60          166
    1997......................  4.62          73,545      0.45         5.72         0.70         5.47          145
    1996......................  10.27         73,431      0.45         6.13         0.53         6.05          184
    1995......................  0.93          99,458      0.45         4.12         0.52         4.05           45
  CLASS B
    1999......................  6.28%     $       14      0.75%        5.02%        0.77%        5.00%          90%
    1998......................  6.82              13      0.75         5.61         0.81         5.55          166
    1997......................  4.40              13      0.75         5.49         0.82         5.42          145
    1996......................  9.94              39      0.75         5.85         0.83         5.77          184
    1995......................  0.70             131      0.75         3.92         0.82         3.85           45
------------------------------
INTERMEDIATE-DURATION GOVERNME
------------------------------
  CLASS A
    1999......................  7.46%     $  124,657      0.50%        5.54%        0.76%        5.28%          21%
    1998......................  9.15         117,107      0.50         5.85         0.76         5.59           57
    1997......................  2.81         133,675      0.49         5.59         0.69         5.39           94
    1996......................  14.60        164,978      0.45         6.12         0.53         6.04          115
    1995......................  (2.19)       243,671      0.45         5.20         0.52         5.13           61
  CLASS B
    1996(1)...................  12.26%+   $       --      0.75%        5.82%        0.83%        5.74%         115%
    1995(2)...................  0.61+             93      0.75         5.07         0.83         4.99           61

+   Returns are for the period indicated and have not been annualized.
(1) Intermediate-Duration Government Class B shares were fully liquidated December 22, 1995. All ratios for that period have been annualized.
(2) Intermediate-Duration Government Class B shares were offered beginning June 8, 1994. All ratios for that period have been annualized.

18 PROSPECTUS

FINANCIAL HIGHLIGHTS

                                                              NET
                                                           REALIZED
                                                              AND                        DISTRIBUTIONS
                                NET ASSET                 UNREALIZED     DISTRIBUTIONS       FROM
                                  VALUE        NET           GAINS         FROM NET        REALIZED      NET ASSET
                                BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT        CAPITAL      VALUE END
                                OF PERIOD     INCOME      SECURITIES        INCOME           GAINS       OF PERIOD
                                ---------   ----------   -------------   -------------   -------------   ----------
----------
GNMA FUND
----------
  CLASS A
    1999......................    $9.87       $0.61         $ 0.04          $(0.61)         $   --         $ 9.91
    1998......................     9.63        0.64           0.24           (0.64)             --           9.87
    1997......................     9.84        0.65          (0.21)          (0.65)             --           9.63
    1996......................     9.17        0.67           0.67           (0.67)             --           9.84
    1995......................    10.07        0.64          (0.90)          (0.64)             --           9.17
  CLASS B
    1997(3)...................    $9.84       $0.28         $(0.46)         $(0.28)         $   --         $ 9.38
    1996......................     9.17        0.64           0.67           (0.64)             --           9.84
    1995(4)...................     9.16        0.35           0.01           (0.35)             --           9.17

                                                                                                RATIO OF
                                                                                                  NET
                                                                      RATIO OF     RATIO OF    INVESTMENT
                                                                        NET        EXPENSES      INCOME
                                                         RATIO OF    INVESTMENT   TO AVERAGE   TO AVERAGE
                                          NET ASSETS     EXPENSES    INCOME TO    NET ASSETS   NET ASSETS   PORTFOLIO
                                TOTAL       END OF      TO AVERAGE    AVERAGE     (EXCLUDING   (EXCLUDING    TURNOVER
                                RETURN   PERIOD (000)   NET ASSETS   NET ASSETS    WAIVERS)     WAIVERS)       RATE
                                ------   ------------   ----------   ----------   ----------   ----------   ----------
----------
GNMA FUND
----------
  CLASS A
    1999......................  6.76%     $  100,799      0.60%        6.14%        0.72%        6.02%          27%
    1998......................  9.52          77,792      0.60         6.65         0.75         6.50            4
    1997......................  4.70         101,887      0.57         6.76         0.68         6.65           12
    1996......................  15.06        136,394      0.49         7.04         0.51         7.02           20
    1995......................  (2.46)       182,225      0.47         6.89         0.50         6.86           85
  CLASS B
    1997(3)...................  (1.88)%+  $       --      0.78%        6.54%        0.80%        6.52%           7%
    1996......................  14.72             15      0.79         6.71         0.81         6.69           20
    1995(4)...................  4.00+             14      0.79         6.80         0.82         6.77           85

+   Returns are for the period indicated and have not been annualized.
(3) GNMA Class B shares were fully liquidated July 10, 1996. All ratios for that period have been annualized.
(4) GNMA Class B shares were offered beginning July 12, 1994. All ratios and total return for that period have been annualized.

[LOGO]
The Art of People. The Science of Results.

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated May 31, 1999, includes more detailed information about SEI Daily Income Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports typically list the Funds' holdings and contain information from the Funds' managers about fund strategies and market conditions and trends. The reports also contain detailed financial information about the Funds.

TO OBTAIN MORE INFORMATION:

By Telephone:      Call 1-8OO-DIAL-SEI

By Mail:           Write to the Funds at:
                   One Freedom Valley Drive
                   Oaks, PA 19456

By Internet:       http://www.seic.com

From the SEC: You can obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Daily Income Trust, from the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009.

The Trust's Investment Company Act registration number is 811-3451.

CMS-F-094-06


[LOGO]
PROSPECTUS AS OF MAY 31, 1999


FIXED
    INCOME
[PHOTO]
                  ---------------------
                  Intermediate-Duration
                  Government Fund
                  ---------------------
                  GNMA Fund
                  ---------------------
                  Corporate Daily
                  Income Fund
                  ---------------------
                  Treasury Securities
                  Daily Income Fund
                  ---------------------
                  Short-Duration
                  Government Fund


The Securities and Exchange Commission has not approved any Fund shares or determined whether this prospectus is accurate or complete. It is a crime for anyone to tell you otherwise.

    SEI Daily
    Income Trust
HOW TO READ THIS PROSPECTUS
------------------------------------------------------------------------

SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the CNI Class Shares of the Government Fund that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about the Fund. For more detailed information about the Fund, please see:

PRINCIPAL INVESTMENT STRATEGIES AND RISKS, PERFORMANCE INFORMATION AND
EXPENSES.......................................................................2
THE FUND'S OTHER INVESTMENTS...................................................4
THE INVESTMENT ADVISER.........................................................4
PURCHASING AND SELLING FUND SHARES.............................................5
DIVIDENDS, DISTRIBUTIONS AND TAXES.............................................7
FINANCIAL HIGHLIGHTS...........................................................8
HOW TO OBTAIN MORE INFORMATION ABOUT SEI DAILY INCOME TRUST...........Back Cover

                                                                    PROSPECTUS 1

                                                                    INTRODUCTION

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of its Adviser. The Adviser invests the Fund's assets in a way it believes will help the Fund achieve its goal. Still, investing in the Fund involves risks, and there is no guarantee that the Fund will achieve its goal. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.

ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

--------------------------------------------------------------------------------
YEAR 2000 RISKS

Like other mutual funds (and most organizations around the world), the Fund could be affected by computer problems related to the transition to the year 2000. While no one knows if these problems will have any impact on the Fund or on the financial markets in general, the Fund is taking steps to protect Fund investors. These include efforts to ensure that the Fund's own systems are prepared to make the transition to the year 2000, and to determine that the problem will not affect the systems used by the Fund's major service providers. Whether these steps will be effective can only be known for certain in the year 2000. In addition, year 2000 problems may ultimately negatively affect the companies and governments whose securities the Fund purchases, which may have an impact on the value of the Fund's shares. There is additional information on these risks in the Statement of Additional Information.

2 PROSPECTUS

GOVERNMENT FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in U.S. Government securities

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government, and repurchase agreements fully-collateralized by such obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE GOVERNMENT FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 3

                                                                 GOVERNMENT FUND

PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's CNI Class Shares from year to year for four years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1995           5.41%
1996           4.72%
1997           4.81%
1998           4.76%

BEST QUARTER  WORST QUARTER
   1.36%          1.09%

BEST QUARTER  WORST QUARTER
 (6/30/95)     (12/31/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CNI CLASS TOTAL RETURN FROM JANUARY 1, 1999 TO MARCH 31, 1999 WAS 1.03%. This table shows the Fund's average annual total returns for CNI Class Shares for the periods ending December 31, 1998.

                                                    SINCE
                                          1 YEAR  INCEPTION
-----------------------------------------------------------
GOVERNMENT FUND                            4.76%     4.79%*
-----------------------------------------------------------

* THE INCEPTION DATE FOR CNI CLASS SHARES OF THE FUND IS APRIL 7, 1994. PLEASE CALL 1-800-DIAL-SEI TO OBTAIN THE FUND'S CURRENT YIELD.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES
This table describes the highest fees and expenses that you may currently pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                 CNI CLASS SHARES
Investment Advisory Fees                                   0.02%
Distribution (12b-1) Fees                                  0.50%
Other Expenses                                             0.53%
                                                          ------
TOTAL ANNUAL FUND OPERATING EXPENSES                       1.05%
  Fee Waivers and Expense Reimbursements                   0.05%
                                                          ------
NET EXPENSES                                               1.00%*

* SEI INVESTMENTS FUND MANAGEMENT HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 1.00%.
THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR ARE EACH WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR MAY EACH DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

    GOVERNMENT FUND -- CNI CLASS
  SHARES                                            0.85%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Government Fund -- CNI Class
  Shares                         $102    $318     $552     $1,225

4 PROSPECTUS

THE FUND'S OTHER INVESTMENTS

This prospectus describes the Fund's primary investment strategies. The Fund is required to invest at least 80% of its assets, but normally will invest 100% of its assets, in the types of securities described in this prospectus. However, the Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Fund's Statement of Additional Information (SAI). Of course, there is no guarantee that the Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment programs. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Wellington Management Company, LLP ("Wellington"), serves as the Adviser to the Government Fund. As of March 31, 1999, Wellington had approximately $215 billion in assets under management. For the fiscal year ended January 31, 1999, the Fund paid Wellington advisory fees 0.01% of its average daily net assets.

Timothy E. Smith is the portfolio manager of the Fund. Mr. Smith has been an investment professional with Wellington since 1992.

                                                                    PROSPECTUS 5

                                              PURCHASING AND SELLING FUND SHARES

This section tells you how to buy or sell (sometimes called "redeem") CNI Class Shares of the Fund. The Fund offers CNI Class Shares only to financial institutions for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). However, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your request and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the NAV next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

Investors who deal directly with a financial institution or financial intermediary will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain of these broker-dealers or other financial intermediaries.

The Fund's net asset value (NAV) is calculated once each Business Day at 4:30 p.m. Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Fund must receive your purchase order and federal funds (readily available funds) before the Fund calculates the NAV.

HOW THE FUND CALCULATES NAV
NAV for one Fund share is the value of that share's portion of all the net assets in the Fund.

The Fund values its securities by utilizing the amortized cost valuation method (as described in the SAI). If the Fund thinks amortized cost is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that the Fund can accomplish this.

HOW TO SELL YOUR FUND SHARES

Holders of CNI Shares may sell shares by following procedures established when they opened their account or accounts with their financial institution or intermediary. You may sell your shares by contacting your financial institution or financial intermediary by telephone. The sale price of each share will be the NAV determined after the Fund (or its authorized intermediary) receives your request.

RECEIVING YOUR MONEY
Normally, the Fund will make payment on your sale as promptly as possible after it receives your request, but it may take up to three Business Days. Your proceeds will be wired to your bank account.

REDEMPTIONS IN KIND
The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption

6 PROSPECTUS

PURCHASING AND SELLING FUND SHARES

proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you might have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES
The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives compensation, pursuant to a Rule 12b-1 Plan, for distributing the Fund's CNI Class Shares. The distribution fee for CNI Class Shares, as a percentage of daily net assets, may be up to 0.50%.

For CNI Class Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

                                                                    PROSPECTUS 7

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF SHARES IS A TAXABLE EVENT.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

8 PROSPECTUS

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about the CNI Class Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Fund's SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI DAILY INCOME TRUST -- FOR THE YEARS ENDED JANUARY 31
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                              NET
                                                           REALIZED
                                                              AND                        DISTRIBUTIONS
                                NET ASSET                 UNREALIZED     DISTRIBUTIONS       FROM
                                  VALUE        NET           GAINS         FROM NET        REALIZED      NET ASSET
                                BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT        CAPITAL      VALUE END
                                OF PERIOD     INCOME      SECURITIES        INCOME           GAINS       OF PERIOD
                                ---------   ----------   -------------   -------------   -------------   ---------
---------------
GOVERNMENT FUND
---------------
  CNI CLASS
    1999......................    $1.00       $0.05         $   --          $(0.05)         $   --         $1.00
    1998......................     1.00        0.05             --           (0.05)             --          1.00
    1997......................     1.00        0.05             --           (0.05)             --          1.00
    1996......................     1.00        0.05             --           (0.05)             --          1.00
    1995(1)...................     1.00        0.03             --           (0.03)             --          1.00

                                                                                                RATIO OF
                                                                                                  NET
                                                                      RATIO OF     RATIO OF    INVESTMENT
                                                                        NET        EXPENSES      INCOME
                                                         RATIO OF    INVESTMENT   TO AVERAGE   TO AVERAGE
                                          NET ASSETS     EXPENSES    INCOME TO    NET ASSETS   NET ASSETS
                                TOTAL       END OF      TO AVERAGE    AVERAGE     (EXCLUDING   (EXCLUDING
                                RETURN   PERIOD (000)   NET ASSETS   NET ASSETS    WAIVERS)     WAIVERS)
                                ------   ------------   ----------   ----------   ----------   ----------
---------------
GOVERNMENT FUND
---------------
  CNI CLASS
    1999......................  4.71%     $ 1,080,385     0.85%        4.59%        1.05%        4.39%
    1998......................  4.84          908,197     0.85         4.75         1.06         4.54
    1997......................  4.69          617,186     0.82         4.59         1.03         4.38
    1996......................  5.39          542,936     0.70         5.23         0.84         5.09
    1995(1)...................  3.41+         310,835     0.70         4.32         0.89         4.13

+   Returns are for the period indicated and have not been annualized.
(1) Government CNI Class (formerly Class G & C) shares were offered beginning April 7, 1994. All ratios for that period have been annualized.

      [LOGO]

Oaks, PA 19456
800-DIAL-SEI/800-342-5734
More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated May 31, 1999, includes more detailed information about SEI Daily Income Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports typically list the Fund's holdings and contain information from the Fund's managers about fund strategies and market conditions and trends. The reports also contain detailed financial information about the Fund.

TO OBTAIN MORE INFORMATION:

By Telephone:   Call 1-800-DIAL-SEI
By Mail:        Write to the Fund at:
                One Freedom Valley Drive
                Oaks, PA 19456
By Internet:    http://www.seic.com

From the SEC: You can obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Daily Income Trust, from the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009.

The Trust's Investment Company Act registration number is 811-3451.

CMS-F-040-04

                                  CNI-TM-Shares

Government Fund

SEI Daily Income Trust

The Securities and Exchange
Commission has not approved
any Fund shares or determined
whether this prospectus is accurate
or complete. It is a Crime for
Anyone to Tell You Otherwise.

                                PROSPECTUS AS OF
                                  MAY 31, 1999

    SEI Daily
    Income Trust
HOW TO READ THIS PROSPECTUS
------------------------------------------------------------------------

SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Class C Shares of the Prime Obligation and the Treasury Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about the Funds. For more detailed information about the Funds, please see:

PRIME OBLIGATION FUND..........................................................2
TREASURY FUND..................................................................4
THE FUNDS' OTHER INVESTMENTS...................................................6
THE INVESTMENT ADVISER.........................................................6
PURCHASING AND SELLING FUND SHARES.............................................7
DIVIDENDS, DISTRIBUTIONS AND TAXES.............................................9
FINANCIAL HIGHLIGHTS..........................................................10
HOW TO OBTAIN MORE INFORMATION ABOUT SEI DAILY INCOME TRUST...........Back Cover

                                                                    PROSPECTUS 1

                                 INTRODUCTION -- INFORMATION COMMON TO ALL FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of its Adviser. The Adviser invests the Funds' assets in a way it believes will help each Fund achieve its goal. Still, investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.

ALTHOUGH EACH FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

--------------------------------------------------------------------------------
YEAR 2000 RISKS

Like other mutual funds (and most organizations around the world), the Funds could be affected by computer problems related to the transition to the year 2000. While no one knows if these problems will have any impact on the Funds or on the financial markets in general, the Funds are taking steps to protect Fund investors. These include efforts to ensure that the Funds' own systems are prepared to make the transition to the year 2000, and to determine that the problem will not affect the systems used by the Funds' major service providers. Whether these steps will be effective can only be known for certain in the year 2000. In addition, year 2000 problems may ultimately negatively affect the companies and governments whose securities the Funds purchase, which may have an impact on the value of the Funds' shares. There is additional information on these risks in the Statement of Additional Information.

2 PROSPECTUS

PRIME OBLIGATION FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in high quality, short-term money
                                                    market instruments

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Prime Obligation Fund is comprised of short-term debt obligations of U.S. issuers that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper and other short-term corporate obligations (including asset-backed securities) rated in the highest rating category; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. commercial banks or savings and loan institutions that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; and (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity, that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE PRIME OBLIGATION FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 3

                                                           PRIME OBLIGATION FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class C Shares from year to year for two years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1997           5.04%
1998           5.00%

BEST QUARTER  WORST QUARTER
   1.27%          1.17%
 (12/31/97)    (12/31/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS C SHARES TOTAL RETURN FROM JANUARY 1, 1999 TO MARCH 31, 1999 WAS 1.09%.

This table shows the Fund's average annual total returns for Class C Shares for the periods ending December 31, 1998.

                                                    SINCE
                                          1 YEAR  INCEPTION
-----------------------------------------------------------
PRIME OBLIGATION FUND -- CLASS C SHARES    5.00%     4.98%*
-----------------------------------------------------------

* THE INCEPTION DATE FOR CLASS C SHARES OF THE FUND IS APRIL 30, 1996.

PLEASE CALL 1-800-DIAL-SEI TO OBTAIN THE FUND'S CURRENT YIELD.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the highest fees and expenses that you may currently pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                 CLASS C SHARES
Investment Advisory Fees                                  0.02%
Distribution (12b-1) Fees                                  None
Other Expenses                                            0.73%
                                                         ------
TOTAL ANNUAL FUND OPERATING EXPENSES                      0.75%
  Fee Waivers and Expense Reimbursements                  0.05%
                                                         ------
NET EXPENSES                                              0.70%*

* SEI INVESTMENTS FUND MANAGEMENT HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.70%.

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Prime Obligation Fund -- Class
  C Shares                       $72     $224     $390      $871

4 PROSPECTUS

TREASURY FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in U.S. Treasury securities

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations and repurchase agreements fully-collateralized by U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE TREASURY FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 5

                                                                   TREASURY FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class C Shares from year to year for three years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1996           4.81%
1997           4.94%
1998           4.83%

BEST QUARTER  WORST QUARTER
   1.25%          1.09%
 (12/31/97)    (12/31/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS C SHARES TOTAL RETURN FROM JANUARY 1, 1999 TO MARCH 31, 1999 WAS 1.02%.

This table shows the Fund's average annual total returns for Class C Shares for the periods ending December 31, 1998.

                                                    SINCE
                                          1 YEAR  INCEPTION
-----------------------------------------------------------
TREASURY FUND -- CLASS C SHARES            4.83%    4.92%*
-----------------------------------------------------------

* THE INCEPTION DATE FOR CLASS C SHARES OF THE FUND IS JULY 27, 1995.

PLEASE CALL 1-800-DIAL-SEI TO OBTAIN THE FUND'S CURRENT YIELD.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the highest fees and expenses that you may currently pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                 CLASS C SHARES
Investment Advisory Fees                                  0.02%
Distribution (12b-1) Fees                                  None
Other Expenses                                            0.80%
                                                         ------
TOTAL ANNUAL FUND OPERATING EXPENSES                      0.82%
  Fee Waivers and Expense Reimbursements                  0.12%
                                                         ------
NET EXPENSES                                              0.70%*

* SEI INVESTMENTS FUND MANAGEMENT HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.70%.

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Treasury Fund -- Class C
  Shares                         $72     $224     $390      $871

6 PROSPECTUS

THE FUNDS' OTHER INVESTMENTS

This prospectus describes the Funds' primary investment strategies. The Funds are required to invest at least 80% of their assets, but normally will invest 100% of its assets, in the types of securities described in this prospectus. However, the Funds also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Funds' Statement of Additional Information (SAI). Of course, there is no guarantee that any Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may hold up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

The Investment Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Wellington Management Company, LLP ("Wellington"), serves as the Adviser for both Funds. As of March 31, 1999, Wellington, had approximately $215 billion in assets under management. For the fiscal year ended January 31, 1999, each Fund paid Wellington, advisory fees of 0.01% of its average daily net assets.

Timothy E. Smith is the portfolio manager of each Fund. Mr. Smith has been an investment professional with Wellington since 1992.

                                                                    PROSPECTUS 7

                                              PURCHASING AND SELLING FUND SHARES

This section tells you how to buy or sell (sometimes called "redeem") shares of the Funds. The Funds offer Class C Shares only to financial institutions for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). However, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class C Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the same day the order is placed. The Funds may reject any purchase order if they determine that accepting the order would not be in the best interests of the Funds or their shareholders.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the NAV next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

Investors who deal directly with a financial institution or financial intermediary will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain of these broker-dealers or other financial intermediaries.

The Treasury Fund's net asset value (NAV) is calculated once each Business Day at 4:30 p.m., Eastern time, and the Prime Obligation Fund calculates its NAV once each Business Day at 5:00 p.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Funds must receive your purchase order and federal funds (readily available funds) before each Fund calculates its NAV.

HOW THE FUNDS CALCULATE NAV
NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund.

The Funds value their securities by utilizing the amortized cost valuation method (as described in the SAI). If the Funds think amortized cost is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Each Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that the Funds can accomplish this.

HOW TO SELL YOUR FUND SHARES

Holders of Class C Shares may sell shares by following procedures established when they opened their account or accounts with their financial institution or intermediary. You may sell your shares by contacting your financial institution or financial intermediary by telephone. The sale price of each share will be the next NAV determined after the Funds (or their authorized intermediaries) receive your request.

8 PROSPECTUS

PURCHASING AND SELLING FUND SHARES

RECEIVING YOUR MONEY
Normally, the Funds will make payment on your sale as promptly as possible after the Funds receive your request, but it may take up to three Business Days. Your proceeds will be wired to your bank account.

REDEMPTIONS IN KIND
The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you might have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES
A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class C Shares.

For Class C Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%, and administrative service fees, as a percentage of average daily net assets, may be up to 0.25%.

                                                                    PROSPECTUS 9

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Each Fund declares dividends daily and distributes its income monthly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF SHARES IS A TAXABLE EVENT.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

10 PROSPECTUS

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class C Shares of the Funds. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Fund's SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI DAILY INCOME TRUST -- FOR THE YEARS ENDED JANUARY 31
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                              NET
                                                           REALIZED
                                                              AND                        DISTRIBUTIONS
                                NET ASSET                 UNREALIZED     DISTRIBUTIONS       FROM
                                  VALUE        NET           GAINS         FROM NET        REALIZED      NET ASSET
                                BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT        CAPITAL      VALUE END
                                OF PERIOD     INCOME      SECURITIES        INCOME           GAINS       OF PERIOD
                                ---------   ----------   -------------   -------------   -------------   ---------
--------------------
PRIME OBLIGATION FUND
--------------------
  CLASS C
    1999......................    $1.00       $0.05         $   --          $(0.05)         $   --         $1.00
    1998......................     1.00        0.05             --           (0.05)             --          1.00
    1997(1)...................     1.00        0.04             --           (0.04)             --          1.00
    1995(2)...................     1.00        0.03             --           (0.03)             --          1.00
    1994......................     1.00        0.03             --           (0.03)             --          1.00
------------
TREASURY FUND
------------
  CLASS C
    1999......................    $1.00       $0.05         $   --          $(0.05)         $   --         $1.00
    1998......................     1.00        0.05             --           (0.05)             --          1.00
    1997......................     1.00        0.05             --           (0.05)             --          1.00
    1996(3)...................     1.00        0.03             --           (0.03)             --          1.00

                                                                                                RATIO OF
                                                                                                  NET
                                                                      RATIO OF     RATIO OF    INVESTMENT
                                                                        NET        EXPENSES      INCOME
                                                         RATIO OF    INVESTMENT   TO AVERAGE   TO AVERAGE
                                          NET ASSETS     EXPENSES    INCOME TO    NET ASSETS   NET ASSETS
                                TOTAL       END OF      TO AVERAGE    AVERAGE     (EXCLUDING   (EXCLUDING
                                RETURN   PERIOD (000)   NET ASSETS   NET ASSETS    WAIVERS)     WAIVERS)
                                ------   ------------   ----------   ----------   ----------   ----------
--------------------
PRIME OBLIGATION FUND
--------------------
  CLASS C
    1999......................  4.96%     $  351,881      0.70%        4.82%        0.75%        4.77%
    1998......................  5.06         207,908      0.70         5.02         0.76         4.96
    1997(1)...................  4.85           4,332      0.70         4.79         0.74         4.75
    1995(2)...................  2.55+             --      0.70         2.79         0.77         2.72
    1994......................  2.59          20,602      0.70         2.57         0.78         2.48
------------
TREASURY FUND
------------
  CLASS C
    1999......................  4.76%     $  103,643      0.70%        4.62%        0.82%        4.50%
    1998......................  4.96          53,768      0.70         4.86         0.84         4.72
    1997......................  4.80          24,904      0.70         4.70         0.90         4.50
    1996(3)...................  2.68+         14,691      0.70         5.12         0.87         4.95

+   Returns are for the period indicated and have not been annualized.
(1) Prime Obligation Class C shares were re-offered beginning April 30, 1996. All ratios and total return for the period have been annualized.
(2) Prime Obligation Class C shares were fully liquidated October 27, 1994. All ratios for that period have been annualized.
(3) Treasury Class C shares were offered beginning July 27, 1995. All ratios for that period have been annualized.

THE ACHIEVEMENT FUNDS

PROSPECTUS
May 31, 1999

----------------------
Treasury Fund
Prime Obligation Fund
----------------------

The Securities and Exchange Commission has not approved or disapproved any Portfolio shares or determined whether this prospectus is accurate or complete. It is a crime for anyone to tell you otherwise.

[GRAPHIC]

THE ACHIEVEMENT FUNDS


These Funds are portfolios of the SEI Daily Income Trust and are offered in conjunction with The Achievement Funds to afford a convenient range of investment choices to investors.

The Statement of Additional Information includes additional information about the Funds.

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

You can obtain a free copy of the Funds' Statement of Additional Information and/or free copies of the Funds' most recent annual or semi-annual report by calling 800-472-0577. You may also call 800-472-0577 to request other information about the Funds or to make shareholder inquiries.

The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated into the prospectus by reference. This means that the SAI, for legal purposes, is part of this prospectus.

Information about the Funds (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of this information may be obtained upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.

Reports and other information about the Funds are also available on the Commission's Internet site at http://www.sec.gov.

The Trust's Investment Company Act registration number is 811-3451.

[LOGO]

--------------------------------
DISTRIBUTED BY
SEI INVESTMENTS DISTRIBUTION CO.
One Freedom Valley Drive
Oaks, Pennsylvania 19456
800-472-0577
--------------------------------

NOT FDIC INSURED

NO BANK GUARANTEE

MAY LOSE VALUE




ACH-F-020-04

    SEI Daily
    Income Trust
HOW TO READ THIS PROSPECTUS
------------------------------------------------------------------------

SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Class B and Class C Shares of the Government Fund that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about the Fund. For more detailed information about the Fund, please see:

PRINCIPAL INVESTMENT STRATEGIES AND RISKS, PERFORMANCE INFORMATION AND
EXPENSES.......................................................................2
THE FUND'S OTHER INVESTMENTS...................................................4
THE INVESTMENT ADVISER.........................................................4
PURCHASING AND SELLING FUND SHARES.............................................5
DIVIDENDS, DISTRIBUTIONS AND TAXES.............................................7
FINANCIAL HIGHLIGHTS...........................................................8
HOW TO OBTAIN MORE INFORMATION ABOUT SEI DAILY INCOME TRUST...........Back Cover

                                                                    PROSPECTUS 1

                                                                    INTRODUCTION

The Government Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of its Adviser. The Adviser invests the Fund's assets in a way it believes will help the Fund achieve its goal. Still, investing in the Fund involves risks, and there is no guarantee that the Fund will achieve its goal. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any government agency.

ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

--------------------------------------------------------------------------------
YEAR 2000 RISKS

Like other mutual funds (and most organizations around the world), the Fund could be affected by computer problems related to the transition to the year 2000. While no one knows if these problems will have any impact on the Fund or on the financial markets in general, the Fund is taking steps to protect investors. These include efforts to ensure that the Fund's own systems are prepared to make the transition to the year 2000, and to determine that the problem will not affect the systems used by the Fund's major service providers. Whether these steps will be effective can only be known for certain in the year 2000. In addition, year 2000 problems may ultimately negatively affect the companies and governments whose securities the Fund purchases, which may have an impact on the value of the Fund's shares. There is additional information on these risks in the Statement of Additional Information.

2 PROSPECTUS

GOVERNMENT FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in U.S. Government securities

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government, and repurchase agreements fully-collateralized by such obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity, that are marketable and liquid, and that offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE GOVERNMENT FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 3

                                                                 GOVERNMENT FUND

PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class B Shares from year to year for three years. The performance of Class B and Class C Shares will differ due to differences in expenses.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1996           5.04%
1997           5.18%
1998           5.13%

BEST QUARTER  WORST QUARTER
   1.30%          1.18%
 (12/31/97)    (12/31/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS B TOTAL RETURN FROM JANUARY 1, 1999 TO MARCH 31, 1999 WAS 1.12%. This table shows the Fund's average annual total returns for Class B and Class C Shares for the periods ending December 31, 1998.

                                                    SINCE
                                          1 YEAR  INCEPTION
-----------------------------------------------------------
GOVERNMENT FUND -- CLASS B SHARES          5.13%     5.16%*
-----------------------------------------------------------
GOVERNMENT FUND -- CLASS C SHARES          4.92%     4.96%**
-----------------------------------------------------------

* THE INCEPTION DATE FOR CLASS B SHARES OF THE FUND IS AUGUST 22, 1995. ** THE INCEPTION DATE FOR CLASS C SHARES OF THE FUND IS JULY 1, 1997. PLEASE CALL 1-800-DIAL-SEI TO OBTAIN THE FUND'S CURRENT YIELD.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES
This table describes the highest fees and expenses that you may currently pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)       CLASS B SHARES      CLASS C SHARES
Investment Advisory Fees                        0.02%               0.02%
Distribution (12b-1) Fees                        None                None
Other Expenses                                  0.58%               0.78%
                                               ------              ------
TOTAL ANNUAL FUND OPERATING EXPENSES            0.60%               0.80%
  Fee Waivers and Expense Reimbursements        0.05%               0.05%
                                               ------              ------
NET EXPENSES                                    0.55%*              0.75%*

* SEI INVESTMENTS FUND MANAGEMENT HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.55% FOR CLASS B SHARES AND 0.75% FOR CLASS C SHARES.
THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR ARE EACH WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR MAY EACH DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

    GOVERNMENT FUND -- CLASS B SHARES               0.50%
    GOVERNMENT FUND -- CLASS C SHARES               0.70%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Government Fund -- Class B
  Shares                         $56     $176     $307      $689
Government Fund -- Class C
  Shares                         $77     $240     $417      $930

4 PROSPECTUS

THE FUND'S OTHER INVESTMENTS

This prospectus describes the Fund's primary investment strategies. The Fund is required to invest at least 80% of its assets, but normally will invest 100% of its assets, in the types of securities described in this prospectus. However the Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Fund's Statement of Additional Information (SAI). Of course, there is no guarantee that the Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, or cash equivalents that would not ordinarily be consistent with the Fund's objectives.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Wellington Management Company, LLP ("Wellington"), serves as the Adviser to the Government Fund. As of March 31, 1999, Wellington had approximately $215 billion in assets under management. For the fiscal year ended January 31, 1999, the Fund paid Wellington advisory fees of 0.01% of its average daily net assets.

Timothy E. Smith is the portfolio manager of the Fund. Mr. Smith has been an investment professional with Wellington since 1992.

                                                                    PROSPECTUS 5

                                              PURCHASING AND SELLING FUND SHARES

This section tells you how to buy or sell (sometimes called "redeem") shares of the Fund. The classes have different expenses and other characteristics. The Fund offers Class B and Class C Shares only to financial institutions for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). However, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class B Shares and Class C Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the same day the order is placed. The Fund may reject any purchase order if it determines that accepting the order would not be in the best interests of the Fund or its shareholders.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the NAV next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

Investors who deal directly with a financial institution or financial intermediary will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain of these broker-dealers or other financial intermediaries.

The Fund's net asset value (NAV) is calculated once each Business Day at 4:30 p.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Fund must receive your purchase order and federal funds (readily available funds) before the Fund calculates its NAV.

HOW THE FUND CALCULATES NAV
NAV for one Fund Share is the value of that shares' portion of all of the net assets in the Fund.

The Fund values its securities by utilizing the amortized cost valuation method (as described in the SAI). If the Fund thinks amortized cost is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that the Fund can accomplish this.

HOW TO SELL YOUR FUND SHARES

Holders of Class B Shares and Class C Shares may sell shares by following procedures established when they opened their account or accounts with their financial institution or intermediary. You may sell your shares by contacting your financial institution or financial intermediary by telephone. The sale price of each share will be the next NAV determined after the Fund (or its authorized intermediary) receives your request.

6 PROSPECTUS

PURCHASING AND SELLING FUND SHARES

RECEIVING YOUR MONEY
Normally, the Fund will make payment on your sale as promptly as possible after the Fund receives your request, but it may take up to three Business Days. Your proceeds will be wired to your bank account.

REDEMPTIONS IN KIND
The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you might have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES
The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class B and Class C Shares.

For Class B and C Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

For Class B and Class C Shares, administrative service fees, as a percentage of average daily net assets, may be up to 0.05% and 0.25%, respectively.

                                                                    PROSPECTUS 7

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF SHARES IS A TAXABLE EVENT.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

8 PROSPECTUS

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class B Shares and Class C Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Fund's SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI DAILY INCOME TRUST -- FOR THE YEARS ENDED JANUARY 31
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                              NET
                                                           REALIZED
                                                              AND                        DISTRIBUTIONS
                                NET ASSET                 UNREALIZED     DISTRIBUTIONS       FROM
                                  VALUE        NET           GAINS         FROM NET        REALIZED      NET ASSET
                                BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT        CAPITAL      VALUE END
                                OF PERIOD     INCOME      SECURITIES        INCOME           GAINS       OF PERIOD
                                ---------   ----------   -------------   -------------   -------------   ---------
---------------
GOVERNMENT FUND
---------------
  CLASS B
    1999......................    $1.00       $0.05         $   --          $(0.05)         $   --         $1.00
    1998......................     1.00        0.05             --           (0.05)             --          1.00
    1997......................     1.00        0.05             --           (0.05)             --          1.00
    1996(1)...................     1.00        0.02             --           (0.02)             --          1.00
  CLASS C
    1999......................    $1.00       $0.05         $   --          $(0.05)         $   --         $1.00
    1998(2)...................     1.00        0.03             --           (0.03)             --          1.00

                                                                                                RATIO OF
                                                                                                  NET
                                                                      RATIO OF     RATIO OF    INVESTMENT
                                                                        NET        EXPENSES      INCOME
                                                         RATIO OF    INVESTMENT   TO AVERAGE   TO AVERAGE
                                          NET ASSETS     EXPENSES    INCOME TO    NET ASSETS   NET ASSETS
                                TOTAL       END OF      TO AVERAGE    AVERAGE     (EXCLUDING   (EXCLUDING
                                RETURN   PERIOD (000)   NET ASSETS   NET ASSETS    WAIVERS)     WAIVERS)
                                ------   ------------   ----------   ----------   ----------   ----------
---------------
GOVERNMENT FUND
---------------
  CLASS B
    1999......................  5.08%     $   34,676      0.50%        4.92%        0.60%        4.82%
    1998......................  5.21          29,102      0.50         5.06         0.61         4.95
    1997......................  5.02          53,144      0.50         4.91         0.62         4.79
    1996(1)...................  2.39+         14,997      0.50         5.27         0.63         5.14
  CLASS C
    1999......................  4.87%     $   39,881      0.70%        4.70%        0.80%        4.60%
    1998(2)...................  5.01          25,341      0.70         4.94         0.81         4.83

+   Returns are for the period indicated and have not been annualized.
(1) Government Class B shares were offered beginning August 22, 1995. All ratios for that period have been annualized.
(2) Government Class C shares were offered beginning July 1, 1997. All ratios and total return for that period have been annualized.

Government Money Market Fund



THIS FUND IS OFFERED IN CONJUNCTION WITH THE EXPEDITION FUNDS TO AFFORD A CONVENIENT RANGE OF INVESTMENT CHOICES TO INVESTORS.


The Statement of Additional Information
includes additional information about the Fund.

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

You can obtain a free copy of the Fund's Statement of Additional Information and/or free copies of the Fund's most recent annual or semi-annual report by calling 800-472-0577. You may also call 800-472-0577 to request other information about the Fund or to make shareholder inquiries.

The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated into the Prospectus by reference. This means that the SAI, for legal purposes, is part of this prospectus.

Information about the Fund (including the Statement of Additional
Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of this information may be obtained upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.

Reports and other information about the Fund are also available on the Commission's Internet site at http://www.sec.gov.

The Trust's Investment Company Act registration number is 811-3451.


DISTRIBUTED BY
SEI Investments Distribution Co.
One Freedom Valley Road
Oaks, Pennsylvania 19456

EXP-F-002-05

PROSPECTUS

SEI DAILY INCOME TRUST
PROSPECTUS AS OF MAY 31, 1999





Government Money Market Fund





INVESTMENT SERVICE SHARES
















The Securities and Exchange Commission has not approved any Fund shares or determined whether this prospectus is accurate or complete. It is a Crime for Anyone to Tell You Otherwise.



[LOGO]

    SEI Daily
    Income Trust
HOW TO READ THIS PROSPECTUS
------------------------------------------------------------------------

SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Class B Shares and Class C Shares of the Government II and Treasury II Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about the Funds. For more detailed information about the Funds, please see:

GOVERNMENT II FUND.............................................................2
TREASURY II FUND...............................................................4
THE FUNDS' OTHER INVESTMENTS...................................................6
THE INVESTMENT ADVISER.........................................................6
PURCHASING AND SELLING FUND SHARES.............................................7
DIVIDENDS, DISTRIBUTIONS AND TAXES.............................................9
FINANCIAL HIGHLIGHTS..........................................................10
HOW TO OBTAIN MORE INFORMATION ABOUT SEI DAILY INCOME TRUST...........Back Cover

                                                                    PROSPECTUS 1

                                    INTRODUCTION-INFORMATION COMMON TO ALL FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of its Adviser. The Adviser invests each Fund's assets in a way it believes will help the Fund achieve its goals. Still, investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any government agency.

ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

--------------------------------------------------------------------------------
YEAR 2000 RISKS

Like other mutual funds (and most organizations around the world), the Funds could be affected by computer problems related to the transition to the year 2000. While no one knows if these problems will have any impact on the Funds or on the financial markets in general, the Funds are taking steps to protect investors. These include efforts to ensure that the Funds' systems are prepared to make the transition to the year 2000, and to determine that the problem will not affect the systems used by the Funds' major service providers. Whether these steps will be effective can only be known for certain in the year 2000. In addition, year 2000 problems may ultimately negatively affect the companies and governments whose securities the Funds purchase, which may have an impact on the value of the Funds' shares. There is additional information on these risks in the Statement of Additional Information.

2 PROSPECTUS

GOVERNMENT II FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in U.S. Government securities

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the U.S. government.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE GOVERNMENT II FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 3

                                                              GOVERNMENT II FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class B Shares from year to year for seven years. The performance of Class B and Class C Shares will differ due to differences in expenses.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1992           3.38%
1993           2.71%
1994           3.85%
1995           5.56%
1996           4.99%
1997           5.12%
1998           5.06%

BEST QUARTER  WORST QUARTER
   1.40%          0.65%
 (6/30/95)      (6/30/93)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS B TOTAL RETURN FROM JANUARY 1, 1999, TO MARCH 31, 1999, WAS 1.11%.

This table shows the Fund's average annual total returns for Class B and Class C Shares for the periods ending December 31, 1998.

                                                        SINCE
                                     1 YEAR  5 YEARS  INCEPTION
---------------------------------------------------------------
GOVERNMENT II FUND -- CLASS B
  SHARES                              5.06%    4.91%     4.51%*
---------------------------------------------------------------
GOVERNMENT II FUND -- CLASS C
  SHARES                              4.85%      N/A     4.88%**
---------------------------------------------------------------

* THE INCEPTION DATE FOR CLASS B SHARES OF THE FUND IS JANUARY 28, 1991. ** THE INCEPTION DATE FOR CLASS C SHARES OF THE FUND IS NOVEMBER 27, 1996. PLEASE CALL 1-800-DIAL-SEI TO OBTAIN THE FUND'S CURRENT YIELD.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the highest fees and expenses that you may currently pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)       CLASS B SHARES      CLASS C SHARES
Investment Advisory Fees                        0.02%               0.02%
Distribution (12b-1) Fees                        None                None
Other Expenses                                  0.53%               0.73%
                                               ------              ------
TOTAL ANNUAL FUND OPERATING EXPENSES            0.55%               0.75%
  Fee Waivers and Expense Reimbursements        0.05%               0.05%
                                               ------              ------
NET EXPENSES                                    0.50%*              0.70%*

* SEI INVESTMENTS FUND MANAGEMENT HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.50% FOR CLASS B SHARES AND 0.70% FOR CLASS C SHARES.

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Government II Fund -- Class B
  Shares                         $51     $160     $280      $628
Government II Fund -- Class C
  Shares                         $72     $224     $398      $871

4 PROSPECTUS

TREASURY II FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in U.S. Treasury securities

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Treasury Fund invests exclusively in U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE TREASURY FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 5

                                                                TREASURY II FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class B Shares from year to year for eight years. The performance of Class B and Class C Shares will differ due to differences in expenses.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1991           5.40%
1992           3.25%
1993           2.58%
1994           3.63%
1995           5.31%
1996           4.78%
1997           4.86%
1998           4.62%

BEST QUARTER  WORST QUARTER
   1.51%          0.62%
 (3/31/91)      (6/30/93)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS B TOTAL RETURN FROM JANUARY 1, 1999, TO MARCH 31, 1999, WAS 1.00%.

This table shows the Fund's average annual total returns for Class B and Class C Shares for the periods ending December 31, 1998.

                                                        SINCE
                                     1 YEAR  5 YEARS  INCEPTION
---------------------------------------------------------------
TREASURY II FUND -- CLASS B SHARES    4.62%    4.64%     4.58%*
---------------------------------------------------------------
TREASURY II FUND -- CLASS C SHARES    4.41%      N/A     4.64%**
---------------------------------------------------------------

* THE INCEPTION DATE FOR CLASS B SHARES OF THE FUND IS FEBRUARY 15, 1990. ** THE INCEPTION DATE FOR CLASS C SHARES OF THE FUND IS MAY 8, 1995. PLEASE CALL 1-800-DIAL-SEI TO OBTAIN THE FUND'S CURRENT YIELD.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the highest fees and expenses that you may currently pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)       CLASS B SHARES      CLASS C SHARES
Investment Advisory Fees                        0.02%               0.02%
Distribution (12b-1) Fees                        None                None
Other Expenses                                  0.58%               0.78%
                                               ------              ------
TOTAL ANNUAL FUND OPERATING EXPENSES            0.60%               0.80%
  Fee Waivers and Expense Reimbursements        0.05%               0.05%
                                               ------              ------
NET EXPENSES                                    0.55%*              0.75%*

* SEI INVESTMENTS FUND MANAGEMENT HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.55% FOR CLASS B SHARES AND 0.75% FOR CLASS C SHARES.

FOR MORE INFORMATION ABOUT THE FEES, SEE "INVESTMENT ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Treasury II Fund -- Class B
  Shares                         $56     $176     $307      $689
Treasury II Fund -- Class C
  Shares                         $77     $240     $417      $930

6 PROSPECTUS

THE FUNDS' OTHER INVESTMENTS

This prospectus describes the Funds' primary investment strategies. The Funds are required to invest at least 80% of their assets, but normally will invest 100% of their assets, in the types of securities described in this prospectus. However, each Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Funds' Statement of Additional Information (SAI). Of course, there is no guarantee that any Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may hold up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objective.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

The Investment Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Wellington Management Company, LLP ("Wellington"), serves as the Adviser to the Government II Fund and Treasury II Fund. As of March 31 1999, Wellington had approximately $215 billion in assets under management. For the fiscal year ended January 31, 1999, each Fund paid Wellington advisory fees of 0.01% of its average daily net assets.

Timothy E. Smith is the portfolio manager of each Fund. Mr. Smith has been an investment professional with Wellington since 1992.

                                                                    PROSPECTUS 7

                                              PURCHASING AND SELLING FUND SHARES

This section tells you how to buy or sell (sometimes called "redeem") shares of the Funds. The classes have different expenses and other characteristics. The Funds offer Class B and Class C Shares only to financial institutions for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). However, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class B and Class C Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the same day the order is placed. The Funds may reject any purchase order if they determine that accepting the order would not be in the best interests of the Funds or their shareholders.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the NAV next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

Investors who deal directly with a financial institution or financial intermediary will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain of these broker-dealers or other financial intermediaries.

The Government II Fund's net asset value (NAV) is calculated once each Business Day at 2:00 p.m., Eastern time and the Treasury II Fund calculates its NAV once each Business Day at 2:30 p.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Funds must receive your purchase order and federal funds (readily available funds) before each Fund calculates its NAV.

HOW THE FUNDS CALCULATE NAV
NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund.

The Funds value their securities by utilizing the amortized cost valuation method (as described in the SAI). If the Funds think amortized cost is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Each Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that the Funds can accomplish this.

HOW TO SELL YOUR FUND SHARES

Holders of Class B and Class C Shares may sell shares by following procedures established when they opened their account or accounts with their financial institution or intermediary. You may also sell your shares by contacting your financial institution or financial intermediary by telephone. The sale price of each share will be the next NAV determined after the Funds (or their authorized intermediaries) receive your request.

8 PROSPECTUS

PURCHASING AND SELLING FUND SHARES

RECEIVING YOUR MONEY
Normally, the Funds will make payment on your sale as promptly as possible after the Funds receive your request, but it may take up to three Business Days. Your proceeds will be wired to your bank account.

REDEMPTIONS IN KIND
The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you might have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES
A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class B or Class C Shares.

For Class B and Class C Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

For Class B and Class C Shares, administrative service fees, as a percentage of average daily net assets, may be up to 0.05% and 0.25%, respectively.

                                                                    PROSPECTUS 9

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTION

Each Fund declares dividends daily and distributes its income monthly. Each Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF SHARES IS A TAXABLE EVENT.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

10 PROSPECTUS

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class B Shares and Class C Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI DAILY INCOME TRUST -- FOR THE YEARS ENDED JANUARY 31
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                              NET
                                                           REALIZED
                                                              AND                        DISTRIBUTIONS
                                NET ASSET                 UNREALIZED     DISTRIBUTIONS       FROM
                                  VALUE        NET           GAINS         FROM NET        REALIZED      NET ASSET
                                BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT        CAPITAL      VALUE END
                                OF PERIOD     INCOME      SECURITIES        INCOME           GAINS       OF PERIOD
                                ---------   ----------   -------------   -------------   -------------   ---------
-----------------
GOVERNMENT II FUND
-----------------
  CLASS B
    1999......................    $1.00       $0.05         $   --          $(0.05)         $   --         $1.00
    1998......................     1.00        0.05             --           (0.05)             --          1.00
    1997......................     1.00        0.05             --           (0.05)             --          1.00
    1996......................     1.00        0.05             --           (0.05)             --          1.00
    1995......................     1.00        0.04             --           (0.04)             --          1.00
  CLASS C
    1999......................    $1.00       $0.05         $   --          $(0.05)         $   --         $1.00
    1998......................     1.00        0.05             --           (0.05)             --          1.00
    1997(1)...................     1.00        0.01             --           (0.01)             --          1.00
--------------
TREASURY II FUND
--------------
  CLASS B
    1999......................    $1.00       $0.04         $   --          $(0.04)         $   --         $1.00
    1998......................     1.00        0.05             --           (0.05)             --          1.00
    1997......................     1.00        0.05             --           (0.05)             --          1.00
    1996......................     1.00        0.05             --           (0.05)             --          1.00
    1995......................     1.00        0.04             --           (0.04)             --          1.00
  CLASS C
    1999......................    $1.00       $0.04         $   --          $(0.04)         $   --         $1.00
    1998......................     1.00        0.05             --           (0.05)             --          1.00
    1997......................     1.00        0.04             --           (0.04)             --          1.00
    1996(2)...................     1.00        0.04             --           (0.04)             --          1.00

                                                                                                RATIO OF
                                                                                                  NET
                                                                      RATIO OF     RATIO OF    INVESTMENT
                                                                        NET        EXPENSES      INCOME
                                                         RATIO OF    INVESTMENT   TO AVERAGE   TO AVERAGE
                                          NET ASSETS     EXPENSES    INCOME TO    NET ASSETS   NET ASSETS
                                TOTAL       END OF      TO AVERAGE    AVERAGE     (EXCLUDING   (EXCLUDING
                                RETURN   PERIOD (000)   NET ASSETS   NET ASSETS    WAIVERS)     WAIVERS)
                                ------   ------------   ----------   ----------   ----------   ----------
-----------------
GOVERNMENT II FUND
-----------------
  CLASS B
    1999......................  5.01%     $   64,838      0.50%        4.86%        0.55%        4.81%
    1998......................  5.14          31,851      0.50         5.02         0.56         4.96
    1997......................  4.98          16,323      0.50         4.87         0.56         4.81
    1996......................  5.52          19,678      0.50         5.41         0.59         5.32
    1995......................  4.08          15,201      0.50         4.33         0.60         4.23
  CLASS C
    1999......................  4.81%     $   50,712      0.70%        4.70%        0.75%        4.65%
    1998......................  4.93          35,272      0.70         4.82         0.76         4.76
    1997(1)...................  4.71           6,359      0.70         4.69         0.75         4.64
--------------
TREASURY II FUND
--------------
  CLASS B
    1999......................  4.55%     $  137,577      0.55%        4.36%        0.60%        4.31%
    1998......................  4.88          69,572      0.55         4.78         0.61         4.72
    1997......................  4.76          54,148      0.55         4.65         0.63         4.57
    1996......................  5.27          26,447      0.55         5.18         0.64         5.09
    1995......................  3.86          44,680      0.55         3.71         0.65         3.61
  CLASS C
    1999......................  4.34%     $   19,361      0.75%        4.21%        0.80%        4.16%
    1998......................  4.67          11,843      0.75         4.58         0.81         4.52
    1997......................  4.55           4,528      0.75         4.45         0.82         4.38
    1996(2)...................  3.64+          3,935      0.75         4.85         0.84         4.76

+   Returns are for the period indicated and have not been annualized.
(1) Government II Class C shares were offered beginning November 27, 1996. All ratios and total return for that period have been annualized.
(2) Treasury II Class C shares were offered beginning May 8, 1995. All ratios for that period have been annualized.

Government II Money Market Fund

Treasury II Money Market Fund

THIS FUND IS OFFERED IN CONJUNCTION WITH THE EXPEDITION FUNDS TO AFFORD A CONVENIENT RANGE OF INVESTMENT CHOICES TO INVESTORS.


The Statement of Additional Information includes additional information about the Funds.

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

You can obtain a free copy of the Funds' Statement of Additional Information and/or free copies of the Funds' most recent annual or semi-annual report by calling 800-472-0577. You may also call 800-472-0577 to request other information about the Funds or to make shareholder inquiries.

The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated into the Prospectus by reference. This means that the SAI, for legal purposes, is part of this prospectus.

Information about the Funds (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of this information may be obtained upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.

Reports and other information about the Funds are also available on the Commission's Internet site at http://www.sec.gov.

The Trust's Investment Company Act registration number is 811-3451.

DISTRIBUTED BY
SEI Investments Distribution Co.
One Freedom Valley Road
Oaks, Pennsylvania 19456

EXP-F-018-02



PROSPECTUS

SEI DAILY INCOME TRUST
PROSPECTUS AS OF MAY 31, 1999


Government II Money Market Fund

Treasury II Money Market Fund




INVESTMENT SERVICE SHARES









The Securities and Exchange Commission has not approved any Fund shares or determined whether this prospectus is accurate or complete. It is a Crime for Anyone to Tell You Otherwise.

[LOGO]

    SEI Daily
    Income Trust
HOW TO READ THIS PROSPECTUS
------------------------------------------------------------------------

SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors. This prospectus gives you important information about the Class B Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about the Funds. For more detailed information about the Funds, please see:

MONEY MARKET FUND..............................................................2
PRIME OBLIGATION FUND..........................................................4
GOVERNMENT FUND................................................................6
GOVERNMENT II FUND.............................................................8
TREASURY FUND.................................................................10
TREASURY II FUND..............................................................12
THE FUNDS' OTHER INVESTMENTS..................................................14
THE INVESTMENT ADVISER........................................................14
PURCHASING AND SELLING FUND SHARES............................................15
DIVIDENDS, DISTRIBUTIONS AND TAXES............................................17
FINANCIAL HIGHLIGHTS..........................................................18
HOW TO OBTAIN MORE INFORMATION ABOUT SEI DAILY INCOME TRUST...........Back Cover

                                                                    PROSPECTUS 1

                                    INTRODUCTION-INFORMATION COMMON TO ALL FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of its Adviser. The Adviser invests each Fund's assets in a way it believes will help each Fund achieve its goal. Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

ALTHOUGH EACH FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

--------------------------------------------------------------------------------
YEAR 2000 RISKS

Like other mutual funds (and most organizations around the world), the Funds could be affected by computer problems related to the transition to the year 2000. While no one knows if these problems will have any impact on the Funds or on the financial markets in general, the Funds are taking steps to protect Fund investors. These include efforts to ensure that the Funds' own systems are prepared to make the transition to the year 2000, and to determine that the problem will not affect the systems used by the Funds' major service providers. Whether these steps will be effective can only be known for certain in the year 2000. In addition, year 2000 problems may ultimately negatively affect the companies and governments whose securities the Funds purchase, which may have an impact on the value of the Funds' shares. There is additional information on these risks in the Statement of Additional Information.

2 PROSPECTUS

MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in high quality, short-term money
                                                    market instruments

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Money Market Fund is comprised of short-term U.S. dollar denominated debt obligations that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers, including asset-backed securities, rated in the highest rating category; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. savings and loan institutions, U.S. commercial banks (including foreign branches of such banks), and U.S. and London branches of foreign banks, that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government and Crown Agency obligations); and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity, that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE MONEY MARKET FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 3

                                                               MONEY MARKET FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class B Shares for one year.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1998           5.24%

BEST QUARTER  WORST QUARTER
   1.31%          1.23%
 (9/30/98)     (12/31/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS B TOTAL RETURN FROM JANUARY 1, 1999 TO MARCH 31, 1999 WAS 1.14%.

This table shows the Fund's average annual total returns for the periods ending December 31, 1998.

                                                    SINCE
                                          1 YEAR  INCEPTION
-----------------------------------------------------------
MONEY MARKET FUND -- CLASS B SHARES        5.24%     5.28%*
-----------------------------------------------------------

* THE INCEPTION DATE FOR CLASS B SHARES OF THE FUND IS AUGUST 4, 1997.

PLEASE CALL 1-800-DIAL-SEI TO OBTAIN THE FUND'S CURRENT YIELD.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the highest fees and expenses that you may currently pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                 CLASS B SHARES
Investment Advisory Fees                                  0.02%
Distribution (12b-1) Fees                                  None
Other Expenses                                            0.67%
                                                         ------
Total Annual Fund Operating Expenses                      0.69%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR ARE EACH WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR MAY EACH DISCONTINUE ALL OR PART OF THEIR WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

    MONEY MARKET FUND -- CLASS B
  SHARES                                            0.48%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Money Market Fund -- Class B
  Shares                         $70     $221     $384      $859

4 PROSPECTUS

PRIME OBLIGATION FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in high quality, short-term money
                                                    market instruments

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Prime Obligation Fund is comprised of short-term debt obligations of U.S. issuers that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper and other short-term corporate obligations (including asset-backed securities) rated in the highest rating category; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. commercial banks or savings and loan institutions that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; and (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity, that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE PRIME OBLIGATION FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 5

                                                           PRIME OBLIGATION FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class B Shares from year to year for seven years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1992           3.53%
1993           2.80%
1994           3.91%
1995           5.68%
1996           5.09%
1997           5.25%
1998           5.21%

BEST QUARTER  WORST QUARTER
   1.42%          0.67%
 (6/30/95)      (6/30/93)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS B TOTAL RETURN FROM JANUARY 1, L999 TO MARCH 31, L999 WAS 1.14%.

This table shows the Fund's average annual total returns for the periods ending December 31, 1998.

                                                        SINCE
                                     1 YEAR  5 YEARS  INCEPTION
---------------------------------------------------------------
PRIME OBLIGATION FUND -- CLASS B
  SHARES                              5.21%    5.03%     4.60%*
---------------------------------------------------------------

* THE INCEPTION DATE FOR CLASS B SHARES OF THE FUND IS MARCH 26, 1991.

PLEASE CALL 1-800-DIAL-SEI TO OBTAIN THE FUND'S CURRENT YIELD.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the highest fees and expenses that you may currently pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                 CLASS B SHARES
Investment Advisory Fees                                  0.02%
Distribution (12b-1) Fees                                  None
Other Expenses                                            0.53%
                                                         ------
TOTAL ANNUAL FUND OPERATING EXPENSES                      0.55%
  Fee Waivers and Expense Reimbursements                  0.05%
                                                         ------
NET EXPENSES                                              0.50%*

* SEI INVESTMENTS FUND MANAGEMENT HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.50%.

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Prime Obligation Fund -- Class
  B Shares                       $51     $160     $280      $628

6 PROSPECTUS

GOVERNMENT FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in U.S. Government securities

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government, and repurchase agreements fully-collateralized by such obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE GOVERNMENT FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 7

                                                                 GOVERNMENT FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class B Shares from year to year for three years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1996           5.04%
1997           5.18%
1998           5.13%

BEST QUARTER  WORST QUARTER
   1.30%          1.18%
 (12/31/97)    (12/31/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS B TOTAL RETURN FROM JANUARY 1, 1999 TO MARCH 31, 1999 WAS 1.12%.

This table shows the Fund's average annual total returns for the periods ending December 31, 1998.

                                                    SINCE
                                          1 YEAR  INCEPTION
-----------------------------------------------------------
GOVERNMENT FUND -- CLASS B SHARES          5.13%     5.16%*
-----------------------------------------------------------

* THE INCEPTION DATE FOR CLASS B SHARES OF THE FUND IS AUGUST 22, 1995. PLEASE CALL 1-800-DIAL-SEI TO OBTAIN THE FUND'S CURRENT YIELD.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the highest fees and expenses that you may currently pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                 CLASS B SHARES
Investment Advisory Fees                                  0.02%
Distribution (12b-1) Fees                                  None
Other Expenses                                            0.58%
                                                         ------
TOTAL ANNUAL FUND OPERATING EXPENSES                      0.60%
  Fee Waivers and Expense Reimbursements                  0.05%
                                                         ------
NET EXPENSES                                              0.55%*

* SEI INVESTMENTS FUND MANAGEMENT HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.55%.
THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR ARE EACH WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR MAY EACH DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

    GOVERNMENT FUND -- CLASS B SHARES               0.50%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Government Fund -- Class B
  Shares                         $56     $176     $307      $689

8 PROSPECTUS

GOVERNMENT II FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in U.S. Government securities

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE GOVERNMENT II FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 9

                                                              GOVERNMENT II FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class B Shares from year to year for seven years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1992           3.38%
1993           2.71%
1994           3.85%
1995           5.56%
1996           4.99%
1997           5.12%
1998           5.06%

BEST QUARTER  WORST QUARTER
   1.40%          0.65%
 (6/30/95)      (6/30/93)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS B TOTAL RETURN FROM JANUARY 1, 1999 TO MARCH 31, 1999 WAS 1.11%.

This table shows the Fund's average annual total returns for the periods ending December 31, 1998.

                                                        SINCE
                                     1 YEAR  5 YEARS  INCEPTION
---------------------------------------------------------------
GOVERNMENT II FUND -- CLASS B
  SHARES                              5.06%    4.91%     4.51%*
---------------------------------------------------------------

* THE INCEPTION DATE FOR CLASS B SHARES OF THE FUND IS JANUARY 28, 1991.

PLEASE CALL 1-800 DIAL-SEI TO OBTAIN THE FUND'S CURRENT YIELD.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the highest fees and expenses that you may currently pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                 CLASS B SHARES
Investment Advisory Fees                                  0.02%
Distribution (12b-1) Fees                                  None
Other Expenses                                            0.53%
                                                         ------
TOTAL ANNUAL FUND OPERATING EXPENSES                      0.55%
  Fee Waivers and Expense Reimbursements                  0.05%
                                                         ------
NET EXPENSES                                              0.50%*

* SEI INVESTMENTS FUND MANAGEMENT HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.50%.

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Government II Fund -- Class B
  Shares                         $51     $160     $280      $628

10 PROSPECTUS

TREASURY FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in U.S. Treasury securities

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations and repurchase agreements fully-collateralized by U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE TREASURY FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                   PROSPECTUS 11

                                                                   TREASURY FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class B Shares for one year.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1998           5.04%

BEST QUARTER  WORST QUARTER
   1.28%          1.14%
 (9/30/98)     (12/31/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS B TOTAL RETURN FROM JANUARY 1, 1999 TO MARCH 31, 1999 WAS 1.07%.

This table shows the Fund's average annual total returns for the periods ending December 31, 1998.

                                                    SINCE
                                          1 YEAR  INCEPTION
-----------------------------------------------------------
TREASURY FUND -- CLASS B SHARES            5.04%     5.10%*
-----------------------------------------------------------

* THE INCEPTION DATE FOR CLASS B SHARES OF THE FUND IS AUGUST 4, 1997.

PLEASE CALL 1-800-DIAL-SEI TO OBTAIN THE FUND'S CURRENT YIELD.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the highest fees and expenses that you may currently pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                 CLASS B SHARES
Investment Advisory Fees                                  0.02%
Distribution (12b-1) Fees                                  None
Other Expenses                                            0.60%
                                                         ------
TOTAL ANNUAL FUND OPERATING EXPENSES                      0.62%
  Fee Waivers and Expense Reimbursements                  0.12%
                                                         ------
NET EXPENSES                                              0.50%*

* SEI INVESTMENTS FUND MANAGEMENT HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.50%.

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Treasury Fund -- Class B
  Shares                         $51     $160     $280      $628

12 PROSPECTUS

TREASURY II FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in U.S. Treasury securities

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE TREASURY II FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                   PROSPECTUS 13

                                                                TREASURY II FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class B Shares from year to year for eight years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1991           5.40%
1992           3.25%
1993           2.58%
1994           3.63%
1995           5.31%
1996           4.78%
1997           4.86%
1998           4.62%

BEST QUARTER  WORST QUARTER
   1.51%          0.62%
 (3/31/91)      (6/30/93)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS B TOTAL RETURN FROM JANUARY 1, 1999 TO MARCH 31, 1999 WAS 1.00%.

This table shows the Fund's average annual total returns for the periods ending December 31, 1998.

                                                        SINCE
                                     1 YEAR  5 YEARS  INCEPTION
---------------------------------------------------------------
TREASURY II FUND -- CLASS B SHARES    4.62%    4.64%     4.58%*
---------------------------------------------------------------

* THE INCEPTION DATE FOR CLASS B SHARES OF THE FUND IS FEBRUARY 15, 1990.

PLEASE CALL 1-800-DIAL-SEI TO OBTAIN THE FUND'S CURRENT YIELD.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the highest fees and expenses that you may currently pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                 CLASS B SHARES
Investment Advisory Fees                                  0.02%
Distribution (12b-1) Fees                                  None
Other Expenses                                            0.58%
                                                         ------
TOTAL ANNUAL FUND OPERATING EXPENSES                      0.60%
  Fee Waivers and Expense Reimbursements                  0.05%
                                                         ------
NET EXPENSES                                              0.55%*

* SEI INVESTMENTS FUND MANAGEMENT HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.55%.

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Treasury II Fund -- Class B
  Shares                         $56     $176     $307      $689

14 PROSPECTUS

THE FUNDS' OTHER INVESTMENTS

This prospectus describes the Funds' primary investment strategies. The Funds are required to invest at least 80% of their assets, but normally will invest 100% of their assets, in the types of securities described in this prospectus. However, the Funds also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Funds' Statement of Additional Information (SAI). Of course, there is no guarantee that any Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

The Investment Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Wellington Management Company, LLP ("Wellington"), serves as the Adviser to the Funds. As of March 31, 1999, Wellington had approximately $215 billion in assets under management. For the fiscal year ended January 31, 1999, each Fund paid Wellington advisory fees of 0.01% of its average daily net assets.

Timothy E. Smith is the portfolio manager of each Fund. Mr. Smith has been an investment professional with Wellington since 1992.

                                                                   PROSPECTUS 15

                                              PURCHASING AND SELLING FUND SHARES

This section tells you how to buy or sell (sometimes called "redeem") shares of the Funds. The Funds offer Class B Shares only to financial institutions for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). However, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class B Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the same day the order is placed. The Funds may reject any purchase order if they determine that accepting the order would not be in the best interests of the Funds or their shareholders.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the NAV next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

Investors who deal directly with a financial institution or financial intermediary will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain of these broker-dealers or other financial intermediaries.

Each Fund's net asset value (NAV) is calculated once each Business Day at 4:30 p.m., Eastern time, except for the Government II Fund, which calculates its NAV at 2:00 p.m., Eastern time, the Treasury II Fund, which calculates its NAV at 2:30 p.m., Eastern time, and the Prime Obligation Fund, which calculates its NAV at 5:00 p.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Funds must receive your purchase order and federal funds (readily available funds) before each Fund calculates its NAV.

HOW THE FUNDS CALCULATE NAV
NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund.

The Funds value their securities by utilizing the amortized cost valuation method (as described in the SAI). If the Funds think amortized cost is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Each Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that any Fund can accomplish this.

HOW TO SELL YOUR FUND SHARES

Holders of Class B Shares may sell shares by following procedures established when they opened their account or accounts with their financial institution or intermediary. You may also sell your shares by contacting your financial institution or financial intermediary by telephone. The sale price of each share will be the next NAV determined after the Funds (or their authorized financial intermediaries) receive your request.

16 PROSPECTUS

PURCHASING AND SELLING FUND SHARES

RECEIVING YOUR MONEY
Normally, the Funds will make payment on your sale as promptly as possible after they receive your request, but it may take up to three Business Days. Your proceeds will be wired to your bank account.

REDEMPTIONS IN KIND
The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you might have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES
The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class B Shares.

For Class B Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%, and administrative service fees, as a percentage of average daily net assets, may be up to 0.05%.

                                                                   PROSPECTUS 17

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Each Fund declares dividends daily and distributes its income monthly. Each Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF SHARES IS A TAXABLE EVENT.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

18 PROSPECTUS

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class B Shares of the Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI DAILY INCOME TRUST -- FOR THE YEARS ENDED JANUARY 31
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                              NET
                                                           REALIZED
                                                              AND                        DISTRIBUTIONS
                                NET ASSET                 UNREALIZED     DISTRIBUTIONS       FROM
                                  VALUE        NET           GAINS         FROM NET        REALIZED      NET ASSET
                                BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT        CAPITAL      VALUE END
                                OF PERIOD     INCOME      SECURITIES        INCOME           GAINS       OF PERIOD
                                ---------   ----------   -------------   -------------   -------------   ---------
------------------
MONEY MARKET FUND
------------------
  CLASS B
    1999......................    $1.00       $0.05         $   --          $(0.05)         $   --         $1.00
    1998(1)...................     1.00        0.03             --           (0.03)             --          1.00
    1997......................     1.00        0.05             --           (0.05)             --          1.00
    1996......................     1.00        0.06             --           (0.06)             --          1.00
    1995......................     1.00        0.04             --           (0.04)             --          1.00
--------------------
PRIME OBLIGATION FUND
--------------------
  CLASS B
    1999......................    $1.00       $0.05         $   --          $(0.05)         $   --         $1.00
    1998......................     1.00        0.05             --           (0.05)             --          1.00
    1997......................     1.00        0.05             --           (0.05)             --          1.00
    1996......................     1.00        0.06             --           (0.06)             --          1.00
    1995......................     1.00        0.04             --           (0.04)             --          1.00
---------------
GOVERNMENT FUND
---------------
  CLASS B
    1999......................    $1.00       $0.05         $   --          $(0.05)         $   --         $1.00
    1998......................     1.00        0.05             --           (0.05)             --          1.00
    1997......................     1.00        0.05             --           (0.05)             --          1.00
    1996(2)...................     1.00        0.02             --           (0.02)             --          1.00
-----------------
GOVERNMENT II FUND
-----------------
  CLASS B
    1999......................    $1.00       $0.05         $   --          $(0.05)         $   --         $1.00
    1998......................     1.00        0.05             --           (0.05)             --          1.00
    1997......................     1.00        0.05             --           (0.05)             --          1.00
    1996......................     1.00        0.05             --           (0.05)             --          1.00
    1995......................     1.00        0.04             --           (0.04)             --          1.00

                                                                                                RATIO OF
                                                                                                  NET
                                                                      RATIO OF     RATIO OF    INVESTMENT
                                                                        NET        EXPENSES      INCOME
                                                         RATIO OF    INVESTMENT   TO AVERAGE   TO AVERAGE
                                          NET ASSETS     EXPENSES    INCOME TO    NET ASSETS   NET ASSETS
                                TOTAL       END OF      TO AVERAGE    AVERAGE     (EXCLUDING   (EXCLUDING
                                RETURN   PERIOD (000)   NET ASSETS   NET ASSETS    WAIVERS)     WAIVERS)
                                ------   ------------   ----------   ----------   ----------   ----------
------------------
MONEY MARKET FUND
------------------
  CLASS B
    1999......................  5.18%     $    7,875      0.48%        5.08%        0.69%        4.87%
    1998(1)...................  5.29           7,383      0.48         5.26         0.72         5.02
    1997......................  5.13             770      0.50         4.96         0.76         4.70
    1996......................  5.67           6,616      0.50         5.53         0.75         5.28
    1995......................  4.24           6,314      0.51         4.49         0.75         4.25
--------------------
PRIME OBLIGATION FUND
--------------------
  CLASS B
    1999......................  5.16%     $  229,361      0.50%        5.04%        0.55%        4.99%
    1998......................  5.27         186,572      0.50         5.16         0.56         5.10
    1997......................  5.07         146,267      0.50         4.95         0.56         4.89
    1996......................  5.65         174,779      0.50         5.38         0.58         5.30
    1995......................  4.15          21,852      0.50         4.55         0.60         4.45
---------------
GOVERNMENT FUND
---------------
  CLASS B
    1999......................  5.08%     $   34,676      0.50%        4.92%        0.60%        4.82%
    1998......................  5.21          29,102      0.50         5.06         0.61         4.95
    1997......................  5.02          53,144      0.50         4.91         0.62         4.79
    1996(2)...................  2.39+         14,997      0.50         5.27         0.63         5.14
-----------------
GOVERNMENT II FUND
-----------------
  CLASS B
    1999......................  5.01%     $   64,838      0.50%        4.86%        0.55%        4.81%
    1998......................  5.14          31,851      0.50         5.02         0.56         4.96
    1997......................  4.98          16,323      0.50         4.87         0.56         4.81
    1996......................  5.52          19,678      0.50         5.41         0.59         5.32
    1995......................  4.08          15,201      0.50         4.33         0.60         4.23

+   Returns are for the period indicated and have not been annualized.
(1) Money Market Class B shares were fully liquidated March 12, 1997 and re-offered beginning August 12, 1997. All ratios and total return for that period have been annualized.
(2) Government Class B shares were re-offered beginning August 22, 1995. All ratios for that period have been annualized.

                                                                   PROSPECTUS 19

                                                            FINANCIAL HIGHLIGHTS

                                                              NET
                                                           REALIZED
                                                              AND                        DISTRIBUTIONS
                                NET ASSET                 UNREALIZED     DISTRIBUTIONS       FROM
                                  VALUE        NET           GAINS         FROM NET        REALIZED      NET ASSET
                                BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT        CAPITAL      VALUE END
                                OF PERIOD     INCOME      SECURITIES        INCOME           GAINS       OF PERIOD
                                ---------   ----------   -------------   -------------   -------------   ---------
------------
TREASURY FUND
------------
  CLASS B
    1999......................    $1.00       $0.05         $   --          $(0.05)         $   --         $1.00
    1998(3)...................     1.00        0.03             --           (0.03)             --          1.00
--------------
TREASURY II FUND
--------------
  CLASS B
    1999......................    $1.00       $0.04         $   --          $(0.04)         $   --         $1.00
    1998......................     1.00        0.05             --           (0.05)             --          1.00
    1997......................     1.00        0.05             --           (0.05)             --          1.00
    1996......................     1.00        0.05             --           (0.05)             --          1.00
    1995......................     1.00        0.04             --           (0.04)             --          1.00

                                                                                                RATIO OF
                                                                                                  NET
                                                                      RATIO OF     RATIO OF    INVESTMENT
                                                                        NET        EXPENSES      INCOME
                                                         RATIO OF    INVESTMENT   TO AVERAGE   TO AVERAGE
                                          NET ASSETS     EXPENSES    INCOME TO    NET ASSETS   NET ASSETS
                                TOTAL       END OF      TO AVERAGE    AVERAGE     (EXCLUDING   (EXCLUDING
                                RETURN   PERIOD (000)   NET ASSETS   NET ASSETS    WAIVERS)     WAIVERS)
                                ------   ------------   ----------   ----------   ----------   ----------
------------
TREASURY FUND
------------
  CLASS B
    1999......................  4.97%     $   96,074      0.50%        4.86%        0.62%        4.74%
    1998(3)...................  5.18          68,089      0.50         5.13         0.64         4.99
--------------
TREASURY II FUND
--------------
  CLASS B
    1999......................  4.55%     $  137,577      0.55%        4.36%        0.60%        4.31%
    1998......................  4.88          69,572      0.55         4.78         0.61         4.72
    1997......................  4.76          54,148      0.55         4.65         0.63         4.57
    1996......................  5.27          26,447      0.55         5.18         0.64         5.09
    1995......................  3.86          44,680      0.55         3.71         0.65         3.61

(3) Treasury Class B shares were offered beginning August 4, 1997. All ratios and total return for that period have been annualized.

[LOGO]
The Art of People. The Science of Results.

More information about the Funds are available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated May 31, 1999, includes more detailed information about SEI Daily Income Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports typically list the Funds' holdings and contain information from the Funds' managers about fund strategies and market conditions and trends. The reports also contain detailed financial information about the Funds.

TO OBTAIN MORE INFORMATION:

By Telephone:    Call 1-8OO-DIAL-SEI

By Mail:         Write to the Funds at:
                 One Freedom Valley Drive
                 Oaks, PA 19456

By Internet:     http://www.seic.com

From the SEC: You can obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Daily Income Trust, from the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009.

The Trust's Investment Company Act registration number is 811-3451.

CMS-F-050-01



[LOGO]


PROSPECTUS AS OF MAY 31, 1999

MONEY
  MARKET

[PHOTO]

                    ------------------------
                    Money Market Fund
                    ------------------------
                    Prime Obligation Fund
                    ------------------------
                    Government Fund
                    ------------------------
                    Government II Fund
                    ------------------------
                    Treasury Fund
                    ------------------------
                    Treasury II Fund
                    ------------------------

                          CLASS B

The Securities and Exchange Commission has not approved any Fund shares or determined whether this prospectus is accurate or complete. It is a crime for anyone to tell you otherwise.

                             SEI DAILY INCOME TRUST

Administrator:

  SEI Investments Fund Management

Distributor:

  SEI Investments Distribution Co.

Investment Adviser:

  Wellington Management Company, LLP

    This STATEMENT OF ADDITIONAL INFORMATION is not a Prospectus. It is intended to provide additional information regarding the activities and operations of SEI Daily Income Trust (the "Trust") and should be read in conjunction with the Trust's Prospectuses dated May 31, 1999. Prospectuses may be obtained without charge by writing the Trust's distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
The Trust.................................................................   S-2
Investment Objectives and Policies........................................   S-2
Description of Permitted Investments and Risk Factors.....................   S-4
Investment Limitations....................................................  S-17
Description of Ratings....................................................  S-19
The Administrator.........................................................  S-23
The Adviser...............................................................  S-24
Distribution and Shareholder Servicing....................................  S-25
Trustees and Officers of the Trust........................................  S-27
Performance...............................................................  S-29
Determination of Net Asset Value..........................................  S-33
Purchase and Redemption of Shares.........................................  S-34
Taxes.....................................................................  S-35
Portfolio Transactions....................................................  S-36
Description of Shares.....................................................  S-37
Limitation of Trustees' Liability.........................................  S-38
Voting....................................................................  S-38
Shareholder Liability.....................................................  S-38
Control Persons and Principal Holders of Securities.......................  S-38
Custodian.................................................................  S-49
Experts...................................................................  S-49
Legal Counsel.............................................................  S-49
Financial Statements......................................................  S-49

May 31, 1999

SEI-F-045-10

                                   THE TRUST

    The Trust is a diversified, open-end management investment company established as a Massachusetts business trust pursuant to a Declaration of Trust dated March 15, 1982. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of units of beneficial interest ("shares") and separate classes of portfolios. Except for differences between the Class A, Class B, Class C, CNI Class and/or Sweep Class shares pertaining to distribution and shareholder service plans, voting rights, dividends and transfer agency expenses, each share of each portfolio represents an equal proportionate interest in that portfolio with each other share of that portfolio. The Trust changed its name from SEI Cash+Plus Trust to its current name in April, 1994.

    This Statement of Additional Information relates to the following portfolios: Money Market, Prime Obligation, Government, Government II, Treasury, Treasury II, Federal Securities, Corporate Daily Income, Treasury Securities Daily Income, Short-Duration Government, Intermediate-Duration Government and GNMA Funds (each a "Fund," and, together, the "Funds") and any different classes of the Funds. Currently, the Federal Securities and Treasury Securities Daily Income Funds are not selling shares.

                       INVESTMENT OBJECTIVES AND POLICIES

    MONEY MARKET FUND--The Money Market Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests in obligations denominated in U.S. dollars consisting of: (i) commercial paper issued by U.S. and foreign issuers rated, at the time of investment, in the highest short-term rating category by two or more nationally recognized statistical rating organizations (each, an "NRSRO"), or one NRSRO if only one NRSRO has rated the security or, if not rated, determined by the Adviser to be of comparable quality; (ii) obligations (including certificates of deposit, time deposits, bankers' acceptances and bank notes) of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks), and U.S. and London branches of foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; (iii) short-term corporate obligations issued by U.S. and foreign issuers with a remaining term of not more than 397 days that issue commercial paper of comparable priority and security meeting the above ratings; (iv) short-term obligations issued by state and local governmental issuers which are rated, at the time of investment, by at least two NRSROs in one of the two highest municipal bond rating categories, or, if not rated, determined by the Adviser to be of comparable quality, and which carry yields that are competitive with those of other types of money market instruments of comparable quality; (v) U.S. dollar denominated obligations of foreign governments including Canadian and Provincial Government and Crown Agency Obligations; (vi) investments permitted for the Government II Fund (see below); and (vii) repurchase agreements involving any of the foregoing obligations.

    PRIME OBLIGATION FUND--The Prime Obligation Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in obligations of U.S. issuers (excluding foreign branches of U.S. banks or U.S. branches of foreign banks) consisting of: (i) commercial paper rated, at the time of investment, in the highest short-term rating category by two or more NRSROs, or one NRSRO if only one NRSRO has rated the security or, if not rated, determined by the Adviser to be of comparable quality; (ii) obligations (including certificates of deposit, time deposits, bankers' acceptances and bank notes) of U.S. commercial banks or savings and loan institutions having total assets of $500 million or more as shown on their last published financial statements at the time of investment and that are insured by the Federal Deposit Insurance Corporation; (iii) corporate obligations with a remaining term of not more than 397 days of issuers that issue commercial paper of comparable priority and security meeting the above ratings or, if not rated, determined by the Adviser to be of comparable quality; (iv) short-term obligations issued by state and local governmental issuers which are rated, at the time of investment, in the highest municipal bond rating categories by at least two NRSROs, or, if not rated, determined by the Adviser to be of comparable quality, and which carry yields that are competitive with those of other types of money market instruments of comparable quality; (v) investments permitted for the Government II Fund (see below); and (vi) repurchase agreements involving any of the foregoing obligations.

    GOVERNMENT FUND--The Government Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in (i) U.S. Treasury obligations; (ii) obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; and (iii) repurchase agreements fully-collateralized by such obligations.

    GOVERNMENT II FUND--The Government II Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. Since the Government II Fund invests exclusively in U.S. Treasury Obligations, its income is not subject to state or local taxations.

    TREASURY FUND--The Treasury Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations and repurchase agreements fully-collateralized by such obligations.

    TREASURY II FUND--The Treasury II Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations.

    CORPORATE DAILY INCOME FUND--The Corporate Daily Income Fund seeks to provide higher current income than that typically offered by a money market fund while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility. Under normal market conditions, the Fund invests exclusively in obligations of U.S. domiciled issuers (not including foreign branches of U.S. banks or U.S. branches of foreign banks) consisting of: (i) commercial paper rated in one of the two highest rating categories by a nationally recognized statistical rating organization (each an "NRSRO") or, if unrated, determined by the Adviser to be of comparable quality at the time of investment; (ii) obligations (certificates of deposit, time deposits, bankers' acceptances and bank notes) of U.S. commercial banks or savings and loan institutions, provided that such institutions have net assets of at least $500 million as of the end of their most recent fiscal year; (iii) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; (iv) corporate obligations (notes, bonds and debentures) rated in one of the four highest rating categories by an NRSRO or, if unrated, determined by the Adviser to be of comparable quality at the time of investment; (v) mortgage-backed securities; (vi) asset-backed securities rated in one of the four highest rating categories by an NRSRO or, if unrated, determined by the Adviser to be of comparable quality at the time of investment; and (vii) repurchase agreements involving the foregoing securities.

    The Adviser intends to limit the Fund's purchases of non-mortgage asset-backed securities to securities that are readily marketable at the time of purchase. Securities rated in the lowest category of investment grade may have speculative characteristics. In the event a security owned by the Fund is downgraded below these rating categories, the Adviser will take appropriate action with regard to such security. Under normal conditions, the Fund's duration will range from half a year to one and a half years. Maximum remaining maturity on any single issue will be five years, with the exception of floating or variable rate securities that reset at least annually.

    TREASURY SECURITIES DAILY INCOME FUND--The Treasury Securities Daily Income Fund seeks to provide higher current income than that typically offered by a money market fund while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility. Under normal market conditions, the Fund invests exclusively in (i) U.S. Treasury obligations; and
(ii) repurchase
agreements involving such obligations. Under normal conditions, the Fund's duration will range from half a year to one and a half years. Maximum remaining maturity on any single issue will be five years.

    SHORT-DURATION GOVERNMENT FUND--The Short-Duration Government Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in
(i) U.S. Treasury obligations; (ii) obligations issued or guaranteed as to principal and interest by agencies and instrumentalities of the U.S. Government, including Government National Mortgage Association ("GNMA"), and other mortgage-backed securities of governmental issuers; and (iii) repurchase agreements fully-collateralized by such obligations. Under normal market conditions, the Fund will have a duration of up to three years.

    INTERMEDIATE-DURATION GOVERNMENT FUND--The Intermediate-Duration Government Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests in the investments permitted for the Short-Duration Government Fund and may also invest in futures contracts (including futures on U.S. Treasury obligations and Eurodollar instruments) and related options, swaps, caps and floors, as described in this Statement of Additional Information, as a hedging strategy. Under normal market conditions, this Fund will have a duration of two and one-half to five years.

    GNMA FUND--The GNMA Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests in the investments permitted for the Short-Duration Government Fund, but without restrictions on portfolio duration. At least 65% of the total assets of the Fund will, under normal circumstances, be invested in instruments issued by GNMA. In addition, the GNMA Fund may invest in futures contracts (including futures on U.S. Treasury obligations) and related options, swaps, caps and floors, as described in this Statement of Additional Information, as a hedging strategy, and enter into dollar roll transactions with selected banks and broker-dealers.

    FEDERAL SECURITIES FUND--The Federal Securities Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in general obligations issued by the U.S. Treasury and repurchase agreements involving such obligations.

    There can be no assurance that the Funds will achieve their respective investment objectives.

                      DESCRIPTION OF PERMITTED INVESTMENTS

    ASSET-BACKED SECURITIES--The Money Market, Prime Obligation, and Corporate Daily Income Funds may invest in asset-backed securities. Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

    Asset-backed securities are not issued or guaranteed by the United States Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

    The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.

    BANKERS' ACCEPTANCES--A banker's acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

    CERTIFICATES OF DEPOSIT--A certificate of deposit is a negotiable, interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market, prior to maturity.

    COMMERCIAL PAPER--The Corporate Daily Income, Money Market and Prime Obligation Funds may invest in commercial paper. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months.

    COMMERCIAL PAPER RATINGS: The following descriptions of commercial paper ratings have been published by Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff & Phelps, Inc. ("Duff"), Thomson BankWatch ("Thomson") and IBCA Limited and IBCA, Inc. (together, "IBCA").

    Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+, 1 and 2 to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1 reflect a "very strong" degree of safety regarding timely payment. Those rated A-2 reflect a safety regarding timely payment, but not as high as A-1.

    Moody's employs two designations, judged to be high grade commercial paper, to indicate the relative repayment capacity of rated issuers as follows:

     Prime-1       Superior Quality
     Prime-2       Strong Quality

    The rating Fitch-1 (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch and reflects an assurance of timely payment only slightly lower in degree than the strongest issues.

    The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors that are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

    The rating TBW-1 is the highest commercial paper rating assigned by Thomson. Paper rated TBW-1 indicates a very high likelihood that principal and interest will be paid on a timely basis. The rating TBW-2 is the second-highest rating category assigned by Thomson. The relative degree of safety regarding timely repayment of principal and interest is strong. However, the relative degree of safety is not as high as for issues rated TBW-1.

    The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

    DOLLAR ROLLS--The GNMA Fund may enter into dollar rolls. Dollars rolls and "covered rolls" are transactions in which the Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase, typically in 30 or 60 days, substantially similar, but not identical, securities on a specified future date. During the roll commitment period, a Fund forgoes principal and interest paid on such securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction. As used herein the term "dollar roll" refers to dollar rolls that are not "covered rolls." At the end of the roll commitment period, a Fund may or may not take delivery of the securities the Fund has contracted to purchase.

    FIXED INCOME SECURITIES--Fixed income securities are debt obligations issued by corporations, municipalities and other borrowers. The market value of a Fund's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities. Fixed income securities rated in the fourth highest rating category lack outstanding investment characteristics, and have speculative characteristics as well. Changes by an NRSRO in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of a Fund's securities will not affect cash income derived from these securities but will affect the Fund's net asset value.

    Securities held by a Fund that are guaranteed by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest, and do not guarantee the securities' yield or value or the yield or value of a Fund's shares.

    There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates.

    FOREIGN SECURITIES--The Money Market Fund may invest in foreign securities. These instruments may subject the holder to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions, which might adversely affect the payment of principal and interest on such obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Although the Fund's foreign securities will be denominated in U.S. dollars, their value may be impacted by the exchange rate between the U.S. dollar and the foreign currency of the issuer.

    FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS--Transactions in the foregoing instruments may be entered into by certain Funds on U.S. exchanges regulated by the Securities and Exchange Commission ("SEC") or the Commodities Futures Trading Commission ("CFTC"). Over-the-counter transactions involve certain risks which may not be present in an exchange environment.

    FUTURES CONTRACTS: The Intermediate-Duration Government and GNMA Funds may enter into futures contracts for hedging purposes only. A futures contract is a bilateral agreement providing for the purchase and sale for future delivery of a fixed income security, or a futures contract may be based on municipal bond or other financial indices, including any index of fixed income securities. A "sale" of a futures contract means a contractual obligation to deliver the securities called for by the contract at a specified price on a specified date. A "purchase" of a futures contract means a contractual obligation to acquire the securities called for by the contract at a specified price on a specified date. Although futures contracts call for the actual delivery or acquisition of securities or, in the case of futures contracts based on an index, the making or acceptance of a cash settlement at a specified future time, the contractual obligation is usually fulfilled before such date without the making or taking of delivery by "closing out" the contract, that is, by buying or selling, as the case may be, on a commodities exchange, an identical futures contract calling for settlement in the same month, subject to the availability of a liquid secondary market; there can be no assurance that a liquid secondary market will exist for any particular futures contract. Brokerage commissions are incurred when a futures contract is bought or sold.

    Futures contracts have been designed by exchanges, which have been designated as "contract markets" by the CFTC, and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Presently, futures contracts are based on such debt securities as long-term U.S. Treasury Bonds, Treasury Notes, three-month U.S. Treasury Bills and bank certificates of deposit. Existing contract markets include the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange. Futures contracts are traded on these markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

    Futures traders are required to make a good faith margin deposit in cash or government securities with or for the account of a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Deposit requirements on futures contracts customarily range upward from less than 5% of the value of the contract being traded.

    After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy the required margin, payment of an additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of the excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Funds expect to earn interest income on their margin deposits.

    At the time of delivery of securities pursuant to a futures contract based on fixed income securities, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

    Traders in futures contracts and related options may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held or expected to be acquired for investment purposes. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the prices of underlying securities. The purpose of the purchase or sale of a futures contract, in the case of a Fund that holds or intends to acquire long-term fixed income securities, is to hedge, that is, to attempt to protect the Fund from fluctuations in interest rates without actually buying or selling long-term fixed income securities. For example, if a Fund owns long-term bonds and interest rates were expected to increase, the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the long-term bonds owned by the Fund. If interest rates did increase, the value of the debt securities in the Fund would decline, but the value of the futures contracts would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. The Fund could accomplish similar results by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase. However, the use of futures contracts as an investment technique allows a Fund to maintain a hedging position without having to sell its Fund securities.

    Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to attempt to hedge against anticipated purchases of long-term bonds at higher prices. Since the fluctuations in the value of futures contracts should be similar to that of long-term bonds, a Fund could take advantage of the anticipated rise in the value of long-term bonds without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy long-term bonds. To the extent a Fund purchases futures contracts for this purpose, the assets in the segregated asset account maintained to cover the Fund's obligations with respect to such futures contracts will consist of cash or liquid securities in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by the Fund with respect to such futures contracts.

    In order to insure that no Fund will be deemed to be a "commodity pool" as defined in CFTC Regulations, all futures transactions must constitute either bona fide hedging transactions or transactions for other purposes so long as the aggregate initial margin and premiums required for such transaction will not exceed five percent of the liquidation value of the qualifying entity's portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. The Fund will only sell futures contracts to protect securities owned against declines in price or purchase contracts to protect against an increase in the price of securities intended for purchase. As evidence of this hedging interest, the Fund expects that approximately 75% of its futures contracts will be "completed"; that is, equivalent amounts of related securities will have been purchased or are being purchased by the Portfolio upon sale of open futures contracts.

    OPTIONS ON FUTURES CONTRACTS: The Intermediate-Duration Government and GNMA Funds, subject to any applicable laws, may purchase and write options on futures contracts ("options on futures contracts") for hedging purposes only. An option on a futures contract provides the holder with the right to enter into a "long" position in the underlying futures contract (i.e., a purchase of the futures contract), in the case of a call option, or a "short" position in the underlying futures contract (i.e., a sale of the futures contract), in the case of a put option, at a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date. Such options on futures contracts will be traded on contract markets regulated by the CFTC. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Fund is not fully invested, Wellington Management Company, LLP (the "Adviser") may purchase a call option on a futures contract on behalf of the Fund to hedge against a market advance due to declining interest rates.

    The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities which are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities which are deliverable upon exercise of the futures contract. If the futures price at expiration of the options is higher than the exercise price, a Fund will retain the full amount of the option premium, less related transaction costs, which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase. If a put or call option a Fund has written is exercised, the Fund may incur a loss which will be reduced by the amount of the premium it receives, less related transaction costs. A straddle involves the simultaneous writing of put and call options with respect to a futures contract. The Funds will cover these straddles in accordance with applicable law. Depending on the degree of correlation between changes in the value of the portfolio securities of a Fund and changes in the value of its futures positions, a Fund's losses from existing options on futures contracts may to some extent be reduced or increased by changes in the value of the Fund's securities. The writer of an option on futures contract is subject to the requirement of initial and variation margin payments.

    A Fund may cover the writing of call options on futures contracts (a) through purchases of the underlying futures contract, or (b) through the holding of a call on the same futures contract and in the same principal amount as the call written where the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Trust on behalf of a Fund in cash, cash equivalents or U.S. Treasury securities in a segregated account with its custodian. The Trust may cover the writing of put options on futures contracts on behalf of a Fund (a) through sales of the underlying futures contract, (b) through segregation of cash, cash equivalents or U.S. Treasury securities in an amount equal to the value of the security or index underlying the futures contract, or (c) through the holding of a put on the same futures contract and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or less than the exercise price of the put written if the difference is maintained by the Fund in cash or liquid securities in a segregated account with its custodian. Put and call options on futures contracts written by the Trust on behalf of a Fund may also be covered in such other manner as may be in accordance with the requirements of the exchange on which they are traded and applicable laws and regulations.

    The amount of risk a Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs, although in order to realize a profit, it may be necessary to exercise the option and close out the underlying futures contract, subject to the risks of futures trading described herein. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. The writing of an option on a futures contract, however, involves all of the risks of futures trading, including the requirement to make initial and variation margin payments.

    Although techniques other than the sale and purchase of futures contracts and options on futures contracts could be used to control a Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a Fund will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

    RISKS OF FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS: Various additional risks exist with respect to the trading of futures contracts and options on futures contracts. For example, the Trust's ability to effectively hedge all or a portion of the holdings of a Fund through transactions in such instruments will depend on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant portion of the Fund's holdings. The trading of futures contracts and options entails the additional risk of imperfect correlation between movements in the futures or option price and the price of the underlying index or obligation, while the writing of options also entails the risk of imperfect correlation between securities used to cover options written and the securities underlying such options.

    Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund unable to close out a futures position would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability of the Fund to hedge effectively. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

    Moreover, if the Adviser's investment judgment about the general direction of interest rates is incorrect, the overall performance of a Fund that has entered into a futures contract would be poorer than if it had not entered into any such contract. If, for example, a Fund has hedged against the possibility of an increase in interest rates, which increase would adversely affect the price of bonds held in its portfolio, and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its hedged bonds because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell bonds from its portfolio to meet daily variation margin requirements. Such sales of bonds may be, but will not necessarily be, at increased prices that reflect the rising market. A Fund may, therefore, have to sell securities at a time when it may be disadvantageous to do so.

    The risk of loss in trading futures contracts in some strategies can be substantial, due to both the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to a Fund. For example, if at the time of purchase 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total (100%) loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because a Fund will engage in futures strategies only for hedging purposes, the Adviser does not believe that the Fund is subject to the risks of loss frequently associated with futures transactions. A Fund would presumably have sustained comparable losses if, instead of transacting in the futures contract, it had invested in the underlying financial instrument and sold it after the decline. The risk of loss from the purchase of options is less than the risk from the purchase or sale of futures contracts because the maximum amount at risk is the premium paid for the option.

    Utilization of futures transactions by a Fund does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. It is also possible that a Fund could both lose money on futures contracts and experience a decline in the value of its portfolio securities. There is also the risk of loss by a Fund of margin deposits in the event of the bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

    Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

    ILLIQUID SECURITIES--Illiquid securities are securities which cannot be disposed of within seven business days at approximately the price at which they are being carried on a Fund's books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with maturities of more than seven days in length.

    MORTGAGE-BACKED SECURITIES--The Corporate Daily Income, Short-Duration Government, Intermediate-Duration Government and GNMA Funds may invest in mortgage-backed securities. Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional 15- and 30-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and balloon mortgages. Mortgage-backed securities represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association ("GNMA") and government-related organizations such as Fannie Mae, and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain mortgage-backed securities are guaranteed by a third party or otherwise similarly secured, the market value of such securities, which may fluctuate, is not so secured. If a Fund purchases a mortgage-backed security at a premium, that portion may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-backed security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-backed security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to accurately predict the security's return to a Fund. In addition, regular payments received in respect of mortgage-backed securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

    A Fund may also invest in mortgage-backed securities that are collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans. For purposes of determining the average maturity of a mortgage-backed security in its investment portfolio, a Fund will utilize the expected average life of the security, as estimated in good faith by the Adviser.

    GOVERNMENT PASS-THROUGH SECURITIES: These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, Fannie Mae and the Federal Home Loan Mortgage Corporation ("FHLMC"). Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, Fannie Mae and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and Fannie Mae also each guarantees timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCs) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

    There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") that are guaranteed as to the timely payment of principal and interest by GNMA and are backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") that are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. The Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by Fannie Mae. Mortgage-backed securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PC's"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

    PRIVATE PASS-THROUGH SECURITIES: These are mortgage-backed securities issued by a non-governmental entity, such as a trust. These securities include collateralized mortgage obligations ("CMOs") and real estate mortgage investments conduits ("REMICs") that are rated in one of the top two rating categories. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

    COLLATERALIZED MORTGAGE OBLIGATIONS: CMOs are debt obligations or multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid.

    REMICS: A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates.

    PARALLEL PAY SECURITIES, PAC BONDS: Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

    STRIPPED MORTGAGE-BACKED SECURITIES ("SMBs"): SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments, and is thus termed an interest-only class ("IO"), while the other class may receive all of the principal payments, and is thus termed the principal-only class ("PO"). The value of IOs tends to increase as rates rise and decrease as rates fall; the opposite is true of POs. During times when interest rates are experiencing fluctuations, such securities can be difficult to price on a consistent basis. The market for SMBs is not as fully developed as other markets; SMBs, therefore, may be illiquid.

    RESETS: Interest rates on the mortgages underlying the adjustable rate securities and other floating rate securities are reset at intervals of one year or less in response to changes in a predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost-of-funds index or a moving average of mortgage rates. Commonly used indices include the one-year and three-year constant maturity Treasury rates (CMT), the three-month Treasury Bill rate, the 180-day Treasury Bill rate, the Eleventh District Federal Home Loan Bank Cost-of-Funds Index, and the one-month, three-month, six-month or one-year London Interbank Offered Rate.

    CAPS AND FLOORS: Underlying mortgages or other obligations that collateralize the adjustable rate securities and other floating rate securities will frequently have caps and floors, which limits the maximum amount by which the loan rate may change up or down, either at each reset or adjustment interval or over the life of the loan. This provides the mortgage borrower and lender some degree of protection against large changes in monthly payments. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization, i.e., an increase in the balance of the mortgage loan. The adjustable rate feature of the mortgages underlying the adjustable rate mortgage securities ("ARMs"), collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs") in which a Fund may invest should reduce, but will not eliminate, price fluctuations in such securities, particularly during periods of extreme fluctuations in market interest rates. Since the interest rates on many mortgages underlying ARMs, CMOs and REMICs are reset on an annual basis and generally are subject to caps, it can be expected that the prices of such ARMs, CMOs and REMICs will fluctuate to the extent prevailing market interest rates are not reflected in the interest rates payable on the underlying ARMs, CMOs or REMICs. In this regard, the net asset value of the Trust's shares could fluctuate to the extent interest rates on underlying mortgages differ from prevailing market interest rates during interim periods between interest rate reset dates. Accordingly, investors could experience some principal loss, or less gain than might otherwise be achieved, if they redeem their shares of the Trust before the interest rates on the mortgages underlying the Trust's portfolio securities are adjusted to reflect prevailing market interest rates.

    MUNICIPAL SECURITIES--The Money Market and Prime Obligation Funds may invest in Municipal Securities. The two principal classifications of Municipal Securities are "general obligation" and "revenue" issues. General obligation issues are issues involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues, although the characteristics and method of enforcement of general obligation issues may vary according to the law applicable to the particular issuer. Revenue issues are payable only from the revenues derived from a particular facility or class of facilities or other specific revenue source. A Fund may also invest in "moral obligation" issues, which are normally issued by special purpose authorities. Moral obligation issues are not backed by the full faith and credit of the state but are generally backed by the agreement of the issuing authority to request appropriations from the state legislative body. Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Certain private activity bonds that are issued by or on behalf of public authorities to finance various privately-owned or operated facilities are included within the term "Municipal Securities." Private activity bonds and industrial development bonds are generally revenue bonds, the credit and quality of which are directly related to the credit of the private user of the facilities.

    Municipal Securities may also include general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, certificates of indebtedness, demand notes, tax-exempt commercial paper, construction loan notes and other forms of short-term, tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. Project notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its project notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the project notes.

    The quality of Municipal Securities, both within a particular classification and between classifications, will vary, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer (or other entity whose financial resources are supporting the securities), general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating(s) of the issue. In this regard, it should be emphasized that the ratings of any nationally recognized statistical rating organization ("NRSRO") are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating(s) may have different yields, while Municipal Securities of the same maturity and interest rate with different rating(s) may have the same yield.

    An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

    MUNICIPAL NOTE RATINGS: Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-1. Short-term Municipal Securities rated MIG-1 or VMIG-1 are of the best quality and such securities have strong protection afforded by established cash flows, superior liquidity support and/or demonstrated access to the market for refinancing. Short-term Municipal Securities rated MIG-2 and VMIG-2 are of high quality and their margins of protection are ample, although not so large as in the preceding group.

    An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

    - Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

    - Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

    Note rate symbols are as follows:

    SP-1. Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

    SP-2. Satisfactory capacity to pay principal and interest.

    REPURCHASE AGREEMENTS--Each Fund, except the Government II and Treasury II Funds, may invest in repurchase agreements. Repurchase agreements are agreements under which securities are acquired from a securities dealer or bank subject to resale on an agreed upon date and at an agreed upon price, which includes principal and interest. A Fund involved bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. The Adviser will only enter into repurchase agreements with financial institutions that it deems to present minimal risk of bankruptcy during the term of the agreement based on guidelines which are periodically reviewed by the Board of Trustees. Repurchase agreements are considered to be loans collateralized by the underlying security. Repurchase agreements entered into by a Fund will provide that the underlying security shall be fully collateralized at all times. This underlying security will be marked to market daily and the Adviser will monitor compliance with this requirement. Under all repurchase agreements entered into by a Fund, the Fund must take actual or constructive possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent the proceeds of the sale are less than the resale price. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the security and may suffer a loss of principal and interest if that Fund is treated as an unsecured creditor. Repurchase Agreements are considered loans under the 1940 Act.

    SUPRANATIONAL AGENCY OBLIGATIONS--The Money Market Fund may invest in supranational agency obligations. Supranational agency obligations are debt obligations established through the joint participation of several governments, and include the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank, and the Nordic Investment Bank.

    SWAPS, CAPS, FLOORS AND COLLARS--The Intermediate-Duration Government, GNMA and Short-Duration Government Funds may invest in swaps, caps and floors as a hedging strategy. Interest rate swaps, mortgage swaps, currency swaps and other types of swap agreements such as caps, floors and collars are designed to permit the purchaser to preserve a return or spread on a particular investment or portion of its portfolio, and to protect against any increase in the price of securities a Fund anticipates purchasing at a later date. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate multiplied by a "notional principal amount," in return for payments equal to a fixed rate multiplied by the same amount, for a specific period of time. If a swap agreement provides for payment in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

    In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specific interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

    Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risk assumed. As a result, swaps can be highly volatile and have a considerable impact on a Fund's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. Any obligation a Fund may have under these types of arrangements will be covered by setting aside cash or liquid securities in a segregated account. A Fund will enter into swaps only with counterparties believed to be creditworthy.

    The Funds will enter into interest rate and mortgage swaps only on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Since these transactions are entered into for good faith hedging purposes, the Trust and the Adviser do not believe that such obligations constitute senior securities as defined in the Investment Company Act of 1940 (the "1940 Act") and, accordingly, will not treat them as being subject to the Trust's or the Fund's borrowing restrictions. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate or mortgage swap will be accrued on a daily basis and an amount of cash or liquid securities rated in one of the top three ratings categories by Moody's or S&P, or, if unrated by either Moody's or S&P, deemed by the Adviser to be of comparable quality having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian.

    TIME DEPOSITS--A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with maturities of more than seven days are considered to be illiquid.

    U.S. GOVERNMENT AGENCY OBLIGATIONS--Each Fund, except the Treasury, Treasury II, Federal Securities and Treasury Securities Daily Income Funds, may invest in U.S. agency obligations. Various agencies of the U.S. Government, issue obligations, including, the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, GNMA, Maritime Administration, Small Business Administration, and The Tennessee Valley Authority. The Funds may purchase securities guaranteed by GNMA which represent participation in Veterans Administration and Federal Housing Administration backed mortgage pools. Obligations of instrumentalities of the U.S. Government include securities issued by, among others, Federal Home Loan Banks, FHLMC, Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (E.G., GNMA), others (in which all Funds permitted to invest in agencies' securities may invest) are supported by the right of the issuer to borrow from the Treasury and still others (in which only the Corporate Daily Income Fund may invest) are supported only by the credit of the instrumentality (E.G., Fannie Mae). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

    U.S. TREASURY OBLIGATIONS--U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury as well as separately traded interest and principal component parts of such obligations, known as Separately Traded Registered Interest and Principal Securities ("STRIPS"), that are transferable through the federal book-entry system.

    U.S. TREASURY STRIPS--U.S. Treasury STRIPS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest-paying investments.

    VARIABLE OR FLOATING RATE INSTRUMENTS--Certain of the Funds may invest in variable or floating rate instruments. These securities may involve a demand feature and may include variable amount master demand notes that may be backed by bank letters of credit. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the Adviser, be equivalent to the long-term bond or commercial paper ratings applicable to the Fund's permitted investments. The Adviser will monitor on an ongoing basis the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

    WHEN-ISSUED SECURITIES--Each Fund may invest in when-issued securities. These securities involve the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. The Funds will make commitments to purchase obligations on a when-issued basis only with the intention of actually acquiring the securities, but may sell them before the settlement date. When-issued securities are subject to market fluctuation, and no interest accrues to the purchaser during the period prior to settlement. The payment obligation and the interest rate that a Fund will receive on the securities are each fixed at the time the Fund enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when delivery takes place may actually be higher than those obtained in the transaction itself, in which case the Fund could experience an unrealized loss at the time of delivery.

    Segregated accounts comprised of cash or liquid securities will be established with the custodian for a Fund in an amount at least equal in value to each such Fund's commitments to purchase when-issued securities. If the value of these assets declines, the appropriate Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

YEAR 2000

    The Trust depends on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, business and individuals around the world, the Trust could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 2000 and the year 1900. The Trust has asked its service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and received assurances from each that its system is expected to accommodate the year 2000 without material adverse consequences to the Trust. The Trust and its shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Trust does business.

                             INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

    The following investment limitations are fundamental policies of each Fund which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if not more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

A Fund may not:

 1. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities), if as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; provided, however, that any Fund except the Money Market and Prime Obligation Fund may invest up to 25% of its total assets without regard to this restriction as permitted by Rule 2a-7 under the 1940 Act.

 2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in (a) domestic banks and (b) obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

 3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of that Fund. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before the Fund makes additional investments and any interest paid on such borrowings will reduce the income of that Fund.

 4. Make loans, except that each Fund may purchase or hold debt instruments in accordance with its investment objective and policies and may enter into repurchase agreements, provided that repurchase agreements maturing in more than seven days, restricted securities and other illiquid securities are not to exceed, in the aggregate, 10% of the Fund's net assets.

 5. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (1) above in aggregate amounts not to exceed 10% of the net assets of such Fund taken at fair market value at the time of the incurrence of such loan.

 6. Invest in companies for the purpose of exercising control.

 7. Acquire more than 10% of the voting securities of any one issuer.

 8. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including (with the exception of the Short-Duration Government, Intermediate-Duration Government, and GNMA Funds) futures contracts. However, subject to its permitted investments, the Funds may purchase obligations issued by companies which invest in real estate, commodities or commodities contracts.

 9. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Funds may obtain short-term credits as necessary for the clearance of security transactions.

 10. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

 11. Purchase securities of other investment companies; provided that all Funds may purchase such securities as permitted by the 1940 Act and the rules and regulations thereunder but, in any event, such Funds may not purchase securities of other open-end investment companies.

 12. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in the Prospectuses and this Statement of Additional Information or as permitted by rule, regulation or order of the SEC.

13. Purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or any investment adviser of the Trust owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

14. Purchase securities of any company which has (with predecessors) a record of less than three years continuing operations, except (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or
    (ii) municipal securities which are rated by at least two nationally recognized municipal bond rating services if, as a result, more than 5% of the total assets (taken at fair market value) would be invested in such securities.

15. Purchase warrants, puts, calls, straddles, spreads or combinations thereof, except that the Intermediate-Duration Government and GNMA Funds may invest in options on futures contracts.

16. Invest in interests in oil, gas or other mineral exploration or development programs.

17. Purchase restricted securities (securities which must be registered under the Securities Act of 1933 before they may be offered or sold to the public) or other illiquid securities except as described in the Prospectuses and this Statement of Additional Information.

    Unregistered securities sold in reliance on the exemption from registration in Section 4(2) of the 1933 Act and securities exempt from registration on re-sale pursuant to Rule 144A of the 1933 Act may be treated as liquid securities under procedures adopted by the Board of Trustees. Rule 144A securities are securities that are traded in the institutional market pursuant to an exemption from registration. Rule 144A securities may not be as liquid as exchange-traded securities since they may only be resold to certain qualified institutional buyers.

    Except with regard to the limitation on investing in illiquid securities, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security. These investment limitations and the investment limitations in each Prospectus are fundamental policies of the Trust and may not be changed without shareholders' approval.

    In addition, it is a non-fundamental policy of the Portfolios not to invest in oil, gas or mineral leases.

                             DESCRIPTION OF RATINGS

DESCRIPTION OF CORPORATE BOND RATINGS

    The following descriptions of corporate bond ratings have been published by Moody's Investor's Service, Inc. ("Moody's"), Standard and Poor's Corporation ("S&P"), Duff and Phelps, Inc. ("Duff"), Fitch Investor's Services, Inc. ("Fitch"), IBCA Limited ("IBCA") and Thomson BankWatch ("Thomson"), respectively.

DESCRIPTION OF MOODY'S LONG-TERM RATINGS

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

DESCRIPTION OF S&P'S LONG-TERM RATINGS

INVESTMENT GRADE

AAA Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

DESCRIPTION OF DUFF'S LONG-TERM RATINGS

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+ High credit quality. Protection factors are strong.

AA- Risk is modest but may vary slightly from time to time because of economic conditions.

A+  Protection factors are average but adequate. However,

A-  Risk factors are more variable and greater in periods of economic stress.

BBB+ Below average protection factors but still considered

BBB- sufficient for prudent investment. Considerable variability in risk during economic cycles.

DESCRIPTION OF FITCH'S LONG-TERM RATINGS

INVESTMENT GRADE BOND

AAA Bonds rated AAA are judged to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times greater than interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions.

AA Bonds rated AA are judged to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

A Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

DESCRIPTION OF IBCA'S LONG-TERM RATINGS

AAA Obligations rated AAA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

AA Obligations for which there is a very low expectation of investment risk are rated AA. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

A Bonds rated A are obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

BBB Bonds rated BBB are obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

DESCRIPTION OF THOMSON'S LONG-TERM DEBT RATINGS

INVESTMENT GRADE

AAA Bonds rated AAA indicate that the ability to repay principal and interest on a timely basis is very high.

AA Bonds rated AA indicate a superior ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

A Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

BBB Bonds rated BBB indicate an acceptable capacity to repay principal and interest. Issues rated BBB are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

    The following descriptions of commercial paper ratings have been published by Moody's, Standard and Poor's, Duff and Phelps, Fitch, IBCA and Thomson BankWatch, respectively.

DESCRIPTION OF MOODY'S SHORT-TERM RATINGS

    PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

    - Leading market positions in well-established industries.

    - High rates of return on funds employed.

    - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

    - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

    - Well-established access to a range of financial markets and assured sources of alternate liquidity.

    PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P'S SHORT-TERM RATINGS

A-1        This highest category indicates that the degree of safety regarding timely payment is strong. Debt determined to possess extremely strong safety characteristics is denoted with a plus sign (+) designation.

A-2        Capacity for timely payment on issues with this designation is satisfactory.
           However, the relative degree of safety is not as high as for issues designated
           'A-1'.

DESCRIPTION OF DUFF'S SHORT-TERM RATINGS

Duff 1+    Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

Duff 1     Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

Duff 1-    High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

    GOOD GRADE

Duff 2     Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

DESCRIPTION OF FITCH'S SHORT-TERM RATINGS

F-1+       Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1        Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated 'F-1+'

F-2        Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned 'F-1+' and 'F-1' ratings.

LOC        The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

DESCRIPTION OF IBCA'S SHORT-TERM RATINGS (UP TO 12 MONTHS)

A1+        Obligations supported by the highest capacity for timely repayment.

A1         Obligations supported by a strong capacity for timely repayment.

A2         Obligations supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic, or financial conditions.

DESCRIPTION OF THOMSON'S SHORT-TERM RATINGS

TBW-1      The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2      The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

                               THE ADMINISTRATOR

    The Trust and SEI Investments Fund Management ("SEI Management" or the "Administrator") have entered into a Management Agreement (the "Management Agreement"). The Management Agreement provides that the Administrator shall not be liable for any error of judgement or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Management Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

    The continuance of the Management Agreement with respect to each Fund must be specifically approved at least annually (i) by the vote of a majority of the Trustees or by the vote of a majority of the outstanding voting securities of that Fund, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Management Agreement or an "interested person" (as that term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement is terminable, without penalty, at any time as to any Fund by the Trustees of the Trust, by a vote of a majority of the outstanding shares of that Fund or by the Administrator on not less than 30 days' nor more than 60 days' written notice. This Agreement shall not be assignable by either party without the written consent of the other party.

    The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Huntington Funds, The Nevis Funds, Oak Associates Funds, The PBHG Funds, Inc., PBHG Advisor Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, STI Classic Funds, STI Classic Variable Trust and TIP Funds.

    The Administrator is obligated under the Management Agreement to pay the excess of a Fund's operating expenses as disclosed in the applicable Prospectuses. If operating expenses of any Fund exceed limitations established by certain states, the Administrator will pay such excess. The Administrator will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code. The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses. In addition, certain voluntary and contractual fee waivers and reimbursement arrangements by the Administrator were in effect during the fiscal year ended January 31, 1999. The Administrator has contractually agreed to waive up to all of its fee and, if necessary, pay other operating expenses in order to limit the total operating expenses to not more than (i) .20% of the Class A shares of the Prime
Obligation, Government II and Treasury Fund; (ii) .25% of the Class A shares of Treasury II and Government Funds; (iii) 1.00% of the Class A shares of the Federal Securities and Money Market Funds; (iv) .50% of the Class B shares of the Prime Obligation, Government II, and Treasury Funds; (v) .55% of the Class B shares of the Treasury II and Government Funds; (vi) 1.30% of the Class B shares of the Money Market Funds; (vii) .70% of the Class C shares of the Prime Obligation, Government II and Treasury Funds; (viii) .75% of the Class C shares of the Treasury II and Government Funds; (ix) 1.50% of the Class C shares of the Money Market Fund; and (x) 1.00% of the CNI Class shares of the Government Fund, each on an annualized basis. The Administrator has voluntarily agreed to waive up to all of its fee in order to limit total operating expenses to not more than (i) .18% of the average daily net assets of the Money Market, .20% of the average daily net assets of Government Class A shares and .60% of the average daily net assets of the Federal Securities Class
A shares; (ii) .48% of the average daily net assets of the Money Market, and
 .50% of the average daily net assets of Government Class B shares; (iii) .68% of the average daily net assets of the Money Market and .70% of the average daily net assets of Government Class C shares; and (iv) .85% of the average daily net assets of the Government CNI Class shares, each on an annualized basis. The Administrator reserves the right, in its sole discretion, to terminate these voluntary waivers at any time.

    For the fiscal years ended January 31, 1997, 1998 and 1999, the Funds paid fees to the Administrator as follows:

                                                  FEES PAID (000)              FEE WAIVERS (000)
                                            ---------------------------   ---------------------------
                                             1997      1998      1999      1997      1998      1999
                                            -------   -------   -------   -------   -------   -------
Money Market Fund.........................  $   131   $   775   $ 1,283   $   385   $ 1,309   $ 1,868
Prime Obligation Fund.....................  $ 4,245   $ 4,887   $ 6,270   $ 1,097   $ 1,357   $ 1,364
Government Fund...........................  $ 1,082   $ 1,481   $ 2,116   $   812   $   886   $ 1,132
Government II Fund........................  $ 1,155   $ 1,288   $ 1,405   $   338   $   406   $   353
Treasury Fund.............................  $    56   $   226   $   638   $   148   $   214   $   456
Treasury II Fund..........................  $ 1,013   $ 1,687   $ 1,512   $   297   $   367   $   246
Federal Securities Fund...................     *         *         *         *         *         *
Corporate Daily Income Fund...............  $   109   $   136   $   183   $    66   $    68   $    94
Treasury Securities Daily Income Fund.....     *         *         *         *         *         *
Short-Duration Government Fund............  $   222   $   245   $   287   $    27   $    30   $    32
Intermediate-Duration Government Fund.....  $   492   $   390   $   409   $    27   $    14   $     8
GNMA Fund.................................  $   387   $   276   $   279   $     8   $     1      *

------------------------

*   Not in operation during such period.

                                  THE ADVISER

    The Trust and Wellington Management Company, LLP (the "Adviser" or "WMC") have entered into four advisory agreements (the "Advisory Agreements," and each an "Advisory Agreement") dated September 30, 1983, December 15, 1986, August 4, 1993 and June 30, 1994, respectively. The Advisory Agreements provide that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from the reckless disregard of its obligations or duties thereunder.

    WMC serves as the investment adviser for each Fund. The Adviser is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions and individuals. Under the advisory agreement, the Adviser invests the assets of the Funds and continuously reviews, supervises and administers each Fund's investment program. The Adviser is independent of the Administrator and SEI and discharges its responsibilities subject to the supervision of, and policies set by, the Trustees of the Trust.

    The Adviser and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. As of March 31, 1999, the Adviser had discretionary management authority with respect to approximately $215 billion of assets, including the assets of the Trust and SEI Liquid Asset Trust, each an open-end management investment company administered by the Administrator. The principal address of the Adviser is 75 State Street, Boston, Massachusetts 02109. WMC is a Massachusetts limited liability partnership whose managing partners are Robert W. Doran, Duncan M. McFarland and John R. Ryan.

    The continuance of an Advisory Agreement with respect to a Fund after the first two (2) years of such Agreement must be specifically approved at least annually (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees, and (ii) by the vote of a majority of the Trustees who are not parties to such Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. An Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

    The Adviser is entitled to a fee for its investment advisory services, which is accrued daily and paid monthly at the following annual rates: .075% of the combined daily net assets of the Money Market, Prime Obligation, Government, Government II, Treasury, Treasury II and Federal Securities Funds up to $500 million and .02% of such net assets in excess of $500 million; .10% of the combined daily net assets of the Short-Duration Government, Intermediate-Duration Government and GNMA Funds up to $500 million, .075% of such net assets between $500 million and $1 billion, and .05% of such net assets in excess of $1 billion; and .10% of the combined daily net assets of the Corporate Daily Income and Treasury Securities Daily Income Funds up to $500 million, .075% of such net assets between $500 million and $1 billion, and .05% of such assets in excess of $1 billion. WMC may voluntarily waive portions of its fees, although such waiver is not expected to affect any Fund's total operating expenses, due to the nature of the Administrator's fee waivers. WMC may terminate its waiver at any time.

    For the fiscal years ended January 31, 1997, 1998 and 1999, the Funds paid advisory fees as follows:

                                                  FEES PAID (000)              FEE WAIVERS (000)
                                            ---------------------------   ---------------------------
                                             1997      1998      1999      1997      1998      1999
                                            -------   -------   -------   -------   -------   -------
Money Market Fund.........................  $     6   $    36   $    69   $    33   $   115   $   153
Prime Obligation Fund.....................  $   227   $   233   $   293   $   485   $   557   $   641
Government Fund...........................  $    44   $    57   $    79   $   155   $   180   $   236
Government II Fund........................  $    62   $    61   $    65   $   138   $   154   $   150
Treasury Fund.............................  $     2   $     8   $    23   $    20   $    36   $    83
Treasury II Fund..........................  $    45   $    69   $    61   $    93   $   137   $   110
Federal Securities Fund...................     *         *         *         *         *         *
Corporate Daily Income Fund...............  $    27   $    33   $    44   $    23   $    25   $    35
Treasury Securities Daily Income Fund.....     *         *         *         *         *         *
Short-Duration Government Fund............  $    57   $    64   $    72   $    14   $    15   $    19
Intermediate-Duration Government Fund.....  $   137   $   104   $   110   $    11   $    11   $     9
GNMA Fund.................................  $   120   $    85   $    86   $     3   $     1   $     1

------------------------

*   Not in operation during such period.

+   Not an adviser during such period.

                     DISTRIBUTION AND SHAREHOLDER SERVICING

    The Trust has adopted a Distribution Plan (the "Plan") for the Sweep Class and CNI Class shares of each Fund that offers Sweep Class or CNI Class shares (only the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds offer Sweep Class shares, and only the Government Fund offers CNI Class shares) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. In this regard, the Board of Trustees has determined that the Plans are in the best interests of the shareholders. Continuance of the Plans must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" of the Trust as that term is defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of a Plan or in any agreements related thereto ("Qualified Trustees"). The Plans may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Fund or class affected. All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

    The Plan adopted by the Sweep Class shareholders provides that the Trust will pay the Distributor a fee of up to .50% of the average daily net assets of a Fund's Sweep Class shares that the Distributor can use to compensate broker-dealers and service providers, including affiliates of the Distributor, that provide distribution-related services to Sweep Class shareholders or to their customers who beneficially own Sweep Class shares.

    The CNI Class Distribution Plan provides that the Trust will pay the Distributor a fee of up to .50% of the average daily net assets of the Government Fund's CNI Class shares that the Distributor can use to compensate CNI Class shareholders that provide distribution-related services to their customers.

    Payments may be made under the Sweep Class and CNI Class Plans for distribution services, including reviewing of purchase and redemption orders, assisting in processing purchase, exchange and redemption requests from customers, providing certain shareholder communications requested by the Distributor, forwarding sales literature and advertisements provided by the Distributor, and arranging for bank wires.

    Except to the extent that the Administrator and/or Adviser benefitted through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of the Trust who is not an interested person of the Trust has or had a direct or indirect financial interest in the operation of any of the distribution plans or related agreements.

    Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the Securities and Exchange Commission ("SEC") by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

    For the fiscal year ended January 31, 1999, the Funds incurred the following 12b-1 expenses:

                                                                                              AMOUNT PAID
                                                                                                  TO
                                                                                              3RD PARTIES
                                                                                                  BY
                                                                                TOTAL 12b-1    SIDCO FOR
                                                                                EXPENSES AS   DISTRIBUTOR
                                                                  TOTAL 12b-1   A % OF NET      RELATED
FUND                                                      CLASS    EXPENSES       ASSETS       SERVICES
--------------------------------------------------------  -----   -----------   -----------   -----------
Government Fund.........................................  CNI     $ 4,220,374        0.40%    $4,220,374
Money Market Fund.......................................  Sweep   $     4,247        0.50%    $    4,247
Prime Obligation Fund...................................  Sweep   $     3,854        0.50%    $    3,854
Government Fund.........................................  Sweep   $     7,338        0.50%    $    7,338
Treasury Fund...........................................  Sweep   $   372,120        0.50%    $  372,120

------------------------

    The Funds have also adopted shareholder servicing plans for their Class A, Class B, Class C, CNI Class and Sweep Class shares (the "Service Plans"), and Administrative Services Plans for their Class B and Class C shares. Under these Service and Administrative Services Plans, the Distributor may perform, or may compensate other service providers for performing, the following shareholder and administrative services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service and Administrative Services Plans, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

                       TRUSTEES AND OFFICERS OF THE TRUST

    The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following:
The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CUFUND, The Expedition Funds, FMB Funds, Inc., First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Huntington Funds, The Nevis Fund, Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust and TIP Funds, each of which is an open-end management investment company managed by SEI Investments Fund Management or its affiliates and, except for PBHG Advisor Funds, Inc., distributed by SEI Investments Distribution Co.

    ROBERT A. NESHER (DOB 08/17/46)--Chairman of the Board of Trustees*--Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of SIMC, the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Boston 1784 Funds-Registered Trademark-, The Expedition Funds, Oak Associates Funds, Pillar Funds, SEI Asset Allocation Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    WILLIAM M. DORAN (DOB 05/26/40)--Trustee*--2000 One Logan Square, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor, Director and Secretary of SEI Investments and Secretary of SIMC, the Administrator and the Distributor. Trustee of The Advisors' Inner Circle Fund. The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    F. WENDELL GOOCH (DOB 12//03/32)--Trustee**--President, Orange County Publishing Co., Inc.; Publisher, Paoli News and Paoli Republican; and Editor, Paoli Republican, October 1981-January 1997. President, H&W Distribution, Inc., since July 1984. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981. Trustee of SEI Asset Allocation Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds and STI Classic Variable Trust.

    JAMES M. STOREY (DOB 04/12/31)--Trustee**--Partner, Dechert Price & Rhoads, from September 1987-December 1993. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, and SEI Tax Exempt Trust.

    GEORGE J. SULLIVAN, JR. (DOB 11/13/42)--Trustee**--Chief Executive Officer, Newfound Consultants Inc. since April 1997. General Partner, Teton Partners, L.P., June 1991-December 1996; Chief Financial Officer, Noble Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, Navigator Securities Lending Trust, since 1995, Trustee of The Advisor's Inner Circle Fund, The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset

Allocation Trust, SEI Index Funds, SEI Liquid Asset Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Insurance Products Trust, and SEI Tax Exempt Trust.

    EDWARD D. LOUGHLIN (DOB 03/07/51)--President and Chief Executive Officer--Executive Vice President and President--Asset Management Division of SEI Investments, SIMC and the Administrator since 1997. Senior Vice President, SEI Investments, 1986-1991; Vice President, SEI Investments, 1981-1986.

    TODD B. CIPPERMAN (DOB 02/14/66)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of SEI Investments, SIMC, the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm), 1991-1994.

    JAMES R. FOGGO (DOB 06/30/64)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of SEI Investments since 1998. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995. Operations Manager, The Shareholder Services Group, Inc., 1986-1990.

    LYDIA A. GAVALIS (DOB 06/05/64)--Vice President and Assistant
Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

    KATHY HEILIG (DOB 12/21/58)--Vice President and Assistant
Secretary--Treasurer of SEI Investments Company since 1997; Assistant Controller of SEI Investments Company since 1995; Vice President of SEI Investments Company since 1991; Director of Taxes of SEI Investments Company 1987 to 1991. Tax Manager, Arthur Anderson LLP prior to 1987.

    JOSEPH M. O'DONNELL (DOB 11/13/54--Vice President and Assistant Secretary--Vice President and Assistant Secretary of SIMC, the Administrator and the Distributor since 1998. Vice President and General Counsel, FPS Services, Inc., 1993-1997. Staff Counsel and Secretary, Provident Mutual Family of Funds, 1990-1993.

    CYNTHIA M. PARRISH (DOB 10/23/59)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the SEI Investments, SIMC, the Administrator and the Distributor since August 1997. Branch Chief, Division of Enforcement, U.S. Securities and Exchange Commission, January 1995-August 1997. Senior Counsel--Division of Enforcement, U.S. Securities and Exchange Commission, September 1992-January 1995. Staff Attorney--Division of Enforcement, U.S. Securities and Exchange Commission, September 1990-September 1992.

    KEVIN P. ROBINS (DOB 04/15/61)--Vice President and Assistant Secretary--Senior Vice President and General Counsel of SEI Investments, SIMC, the Administrator and the Distributor since 1994. Assistant Secretary of SEI Investments since 1992; Secretary of the Adviser and the Administrator since 1994. Vice President, General Counsel and Assistant Secretary of SIMC, the Administrator and the Distributor, 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1988-1992.

    LYNDA J. STRIEGEL (DOB 10/30/48)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Senior Asset Management Counsel, Barnett Banks, Inc. (1997-1998). Partner, Groom and Nordberg, Chartered, 1996-1997. Associate General Counsel, Riggs Bank, N.A., 1991-1995.

    RICHARD W. GRANT (DOB 10/25/45)--Secretary--1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor.

    MARK E. NAGLE (DOB 10/20/59)--Controller and Chief Financial Officer--Vice President of Fund Accounting and Administration for SEI Investments Mutual Fund Services and Vice President of the

Administrator since 1996. Vice President of the Distributor since December 1997. Vice President, Fund Accounting, BISYS Fund Services September 1995 to November 1996. Senior Vice President and Site Manager, Fidelity Investments 1981 to September 1995.

    The Trustees and officers of the Trust own, as a group, less than 1% of the outstanding shares of the Trust. The Trust pays the fees for unaffiliated Trustees. Compensation of officers and affiliated Trustees of the Trust is paid by the Administrator.

                               COMPENSATION TABLE

                                                             PENSION OR                            TOTAL COMPENSATION FROM
                                        AGGREGATE        RETIREMENT BENEFITS      ESTIMATED          REGISTRANT AND FUND
                                      COMPENSATION           ACCRUED AS             ANNUAL        COMPLEX PAID TO DIRECTORS
NAME OF                              FROM REGISTRANT           PART OF          BENEFITS UPON                FOR
PERSON AND POSITION                  FOR FYE 1/31/99        FUND EXPENSES         RETIREMENT             FYE 1/31/99
----------------------------------  -----------------  -----------------------  --------------   ---------------------------
Robert A. Nesher, Trustee*........      $       0             $       0            $      0      $0 for services on 8 boards
William M. Doran, Trustee*........      $       0             $       0            $      0      $0 for services on 8 boards
F. Wendell Gooch, Trustee**.......      $  14,086             $       0            $      0      $101,000 for services on 8
                                                                                                   boards
Frank E. Morris+..................      $  14,086             $       0            $      0      $101,000 for services on 8
                                                                                                   boards
James M. Storey, Trustee**........      $  14,086             $       0            $      0      $101,000 for services on 8
                                                                                                   boards
George J. Sullivan, Trustee**.....      $  14,086             $       0            $      0      $101,000 for services on 8
                                                                                                   boards

------------------------

 * Messrs. Nesher and Doran are Trustees who may be deemed to be "interested persons" of the Trust as the term is defined in the Investment Company Act of 1940.

** Messrs. Gooch, Storey, and Sullivan serve as members of the Audit Committee of the Trust.

+   Mr. Morris was retired as of March 31, 1999.

    Mr. Edward W. Binshadler is a Trustee Emeritus of the Trust. Mr. Binshadler serves as a consultant to the Audit Committee and receives as compensation, $5,000 per Audit Committee meeting attended.

                                  PERFORMANCE

    From time to time, each Fund may advertise yield and/or total return. These figures will be based on historical earnings and are not intended to indicate future performance.

    The current yield of the Funds that are money market funds is calculated daily based upon the 7 days ending on the date of calculation ("base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield.

    These money market Funds compute their effective compound yield by determining the net changes, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = {(Base Period Return + 1)TO THE POWER OF 365/7} - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

    From time to time, the Trust may advertise the yield of the Short-Duration Government, Intermediate-Duration Government, GNMA, Corporate Daily Income and/or Treasury Securities Daily Income Funds. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of these Funds refers to the annualized income generated by an investment in a Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period is generated each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula: Yield = 2[(((a-b)/ cd) + 1)TO THE POWER OF 6 - 1], where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

    Actual yields will depend on such variables as asset quality, average asset maturity, the type of instrument in which a Fund invests, changes in interest rates on money market instruments, changes in the expenses of the Funds and other factors.

    Yields are one basis upon which investors may compare the Funds with other mutual funds; however, yields of other mutual funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

    For the seven-day period ended January 31, 1999, the end of the Trust's most recent fiscal year, the current and effective yields for each money market Fund were as follows:

                                                                                             SEVEN-DAY YIELD
                                                                                        --------------------------
FUND                                                                                      CURRENT      EFFECTIVE
--------------------------------------------------------------------------------------  ------------  ------------
CLASS A
  Money Market Fund...................................................................     4.97%         5.09%
  Prime Obligation Fund...............................................................     4.99%         5.11%
  Government Fund.....................................................................     4.87%         4.99%
  Government II Fund..................................................................     4.83%         4.95%
  Treasury Fund.......................................................................     4.69%         4.79%
  Treasury II Fund....................................................................     4.28%         4.37%
CLASS B
  Money Market Fund...................................................................     4.67%         4.78%
  Prime Obligation Fund...............................................................     4.69%         4.80%
  Government Fund.....................................................................     4.57%         4.67%
  Government II Fund..................................................................     4.53%         4.63%
  Treasury Fund.......................................................................     4.39%         4.48%
  Treasury II Fund....................................................................     3.98%         4.06%
CLASS C
  Money Market Fund...................................................................     4.47%         4.57%
  Prime Obligation Fund...............................................................     4.49%         4.59%
  Government Fund.....................................................................     4.37%         4.46%
  Government II Fund..................................................................     4.33%         4.43%
  Treasury Fund.......................................................................     4.19%         4.27%
  Treasury II Fund....................................................................     3.78%         3.85%
SWEEP CLASS
  Money Market Fund...................................................................     4.22%         4.31%
  Prime Obligation Fund...............................................................     4.24%         4.33%
  Treasury Fund.......................................................................     3.94%         4.01%
  Government Fund.....................................................................     4.12%         4.20%
CNI CLASS
  Government Fund.....................................................................     4.22%         4.31%

    For the 30-day period ended January 31, 1999, the yield of each non-money market Fund was as follows:

FUND                                                                                                  30-DAY YIELD
----------------------------------------------------------------------------------------------------  ------------
CLASS A
  Corporate Daily Income Fund.......................................................................     4.72%
  Short-Duration Government Fund....................................................................     4.75%
  Intermediate-Duration Government Fund.............................................................     4.61%
  GNMA Fund.........................................................................................     5.56%
CLASS B
  Short-Duration Government Fund....................................................................     4.75%

    From time to time, the Trust may advertise total return for one or more of the following Funds: Short-Duration Government, Intermediate-Duration Government, GNMA, Corporate Daily Income and Treasury Securities Daily Income. The total return of a Fund refers to the average compounded rate of return for a hypothetical investment for designated time periods (including, but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P(1 + T) TO THE POWER OF n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

    Based on the foregoing, the average annual total returns for the Funds from inception through January 31, 1999 and for the one, five and ten year periods ended January 31, 1999 were as follows:

                                                              AVERAGE ANNUAL TOTAL RETURN
                                                      --------------------------------------------
                                                                                          SINCE
FUND                         CLASS                    ONE YEAR   FIVE YEAR  TEN YEAR    INCEPTION
---------------------------  -----------------------  ---------  ---------  ---------  -----------
Corporate Daily Income       Class A(1).............       5.61%      5.65%     *            6.09%
  Fund                       Class B................      *          *          *           *
                             Class C................      *          *          *           *

Treasury Securities Daily    Class A................      *          *          *           *
  Income Fund                Class B................      *          *          *           *
                             Class C................      *          *          *           *

Short-Duration Government    Class A(2).............       6.49%      5.86%      6.93%       6.71%
  Fund                       Class B(3).............       6.28%      5.58%     *            6.12%
                             Class C................      *          *          *           *

Intermediate-Duration        Class A(4).............       7.46%      6.21%      7.93%       7.41%
  Government Fund

GNMA Fund                    Class A(5).............       6.76%      6.56%      8.62%       8.01%
                             Class B(6).............      *          *          *           *

Money Market Fund            Class A(7).............       5.50%      5.42%      5.67%       6.50%
                             Class B(8).............       5.18%     *          *            5.26%
                             Class C(9).............       4.97%     *          *            5.09%
                             Sweep Class(10)              *          *          *            2.13%

Prime Obligation Fund        Class A(11)............       5.48%      5.37%      5.72%       5.94%
                             Class B(12)............       5.16%      5.06%     *            4.60%
                             Class C(13)............       4.96%     *          *            4.97%
                             Sweep Class(14)              *          *          *            3.26%

Government Fund              Class A(15)............       5.39%     *          *            5.44%
                             Class B(16)............       5.08%     *          *            5.15%
                             Class C(17)............       4.87%     *          *            4.95%
                             CNI Class (18).........       4.71%     *          *            4.78%
                             Sweep Class(19)              *          *          *            2.96%

Government II Fund           Class A(20)............       5.33%      5.26%      5.54%       5.88%
                             Class B(21)............       5.01%      4.95%     *            4.51%
                             Class C(22)............       4.81%     *          *            4.87%
                             Sweep Class                  *          *          *           *

Treasury Fund                Class A(23)............       5.28%      5.25%     *            4.77%
                             Class B(24)............       4.97%     *          *            5.07%
                             Class C(25)............       4.76%     *          *            4.90%
                             Sweep Class(26)               4.50%     *          *            4.61%

Treasury II Fund             Class A(27)............       4.86%      4.97%     *            5.09%
                             Class B(28)............       4.55%      4.66%     *            4.57%
                             Class C(29)............       4.34%     *          *            4.61%
                             Sweep Class                  *          *          *           *

Federal Securities Fund      Class A(30)............      *          *          *           *

------------------------

  * Not in operation during period.

 (1) Corporate Daily Income Class A shares were offered beginning September 28, 1993.

 (2) Short-Duration Government Class A shares were offered beginning February 17, 1987.

 (3) Short-Duration Government Class B shares were offered beginning November 5, 1990.

 (4) Intermediate-Duration Government Class A shares were offered beginning February 17, 1987.

 (5) GNMA Class A shares were offered beginning March 20, 1987.

 (6) GNMA Class B shares were offered beginning July 12, 1994. GNMA Class B shares were fully liquidated on July 10, 1996.

 (7) Money Market Class A shares were offered beginning November 15, 1983.

 (8) Money Market Class B shares were fully liquidated March 12, 1997 and re-offered beginning August 12, 1997.

 (9) Money Market Class C shares were offered beginning May 17, 1995.

(10) Money Market Sweep Class Shares were offered beginning July 15, 1998.

(11) Prime Obligation Class A shares were offered beginning December 22, 1987.

(12) Prime Obligation Class B shares were offered beginning March 26, 1991.

(13) Prime Obligation Class C shares were reoffered beginning April 30, 1996 and were fully liquidated October 27, 1994.

(14) Prime Obligation Sweep Class Shares were offered beginning May 18, 1998.

(15) Government Class A shares were offered beginning March 8, 1992, were fully liquidated June 2, 1993 and were reoffered beginning October 27, 1995.

(16) Government Class B shares were offered beginning August 22, 1995.

(17) Government Class C shares were offered beginning July 1, 1997.

(18) Government Class CNI shares (formerly Class G and C) were offered beginning April 7, 1994.

(19) Government Sweep Class Shares were offered beginning June 4, 1998.

(20) Government II Class A shares were offered beginning September 6, 1985.

(21) Government II Class B shares were offered beginning January 28, 1991.

(22) Government II Class C shares were offered beginning November 27, 1996.

(23) Treasury Class A shares were offered beginning September 30, 1992.

(24) Treasury Class B shares were offered beginning August 4, 1997.

(25) Treasury Class C shares were offered beginning July 27, 1995.

(26) Treasury Sweep Class shares were offered beginning August 1, 1997.

(27) Treasury II Class A shares were offered beginning July 28, 1989.

(28) Treasury II Class B shares were offered beginning February 15, 1990.

(29) Treasury II Class C shares were offered beginning May 8, 1995.

(30) Federal Securities Class A shares were offered beginning November 12, 1982, and were fully liquidated July 15, 1994.

    The Funds may, from time to time, compare their performance to the performance of other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds or unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs.

                        DETERMINATION OF NET ASSET VALUE

    Securities of the Money Market, Prime Obligation, Government, Government II, Treasury, Treasury II and Federal Securities Funds will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, there may be periods during which the value of an instrument, as determined by this method, is higher or lower than the price the Trust would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by the Trust resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing shareholders in the Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

    The Trust's use of amortized cost valuation (with respect to the Money Market, Prime Obligation, Government, Government II, Treasury, Treasury II and Federal Securities Funds) and the maintenance of the Trust's net asset value at $1.00 are permitted, provided certain conditions are met, by Rule 2a-7, promulgated by the SEC under the 1940 Act. Under Rule 2a-7, as amended, a money market portfolio must maintain a dollar-weighted average maturity of 90 days or less and not purchase any instrument having a remaining maturity of more than 397 days. In addition, money market funds may acquire only U.S. dollar denominated obligations that present minimal credit risks and that are "eligible securities." An "eligible security" is one that is (i) rated, at the time of investment, by at least two NRSROs (one if it is the only organization rating such obligation) in the highest short-term rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or (ii) rated according to the foregoing criteria in the second highest short-term rating category or, if unrated, determined to be of comparable quality ("second tier security"). The Adviser will determine that an obligation presents minimal credit risks or that unrated instruments are of comparable quality in accordance with guidelines established by the Trustees. In addition, investments in second tier securities are subject to the further constraints that (i) no more than 5% of a money market portfolio's assets may be invested in such securities in the aggregate, and (ii) any investment in such securities of one issuer is limited to the greater of 1% of the Fund's total assets or $1 million. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for each Fund. However, there is no assurance that the Trust will be able to meet this objective for any Fund. The Trust's procedures include the determination of the extent of deviation, if any, of each Fund's current net asset value per share calculated using available market quotations from each Fund's amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. In addition, if any Fund incurs a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of that Fund in each shareholder's account and to offset each shareholder's PRO RATA portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends.

    Securities of the Short-Duration Government, Intermediate-Duration Government, GNMA, Corporate Daily Income and Treasury Securities Daily Income Funds may be valued by the Manager pursuant to valuations provided by an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

                       PURCHASE AND REDEMPTION OF SHARES

    It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all Portfolios of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

    A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder's basis in the shares of the Trust redeemed.

    The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the New York Stock Exchange, the Manager, the Adviser(s), the Distributor and/or the Custodian(s) are not open for business.

    The Administrator or Distributor will not accept securities as payment for shares of the GNMA Fund unless (a) such securities meet the investment objective and policies of the Fund; (b) the securities are acquired for investment and not for resale; (c) such securities are liquid securities which are not restricted as to transfer either by law or liquidity of market; and (d) such securities have a value which is readily ascertainable (and not established only by evaluation).

                                     TAXES

    The following is only a summary of certain additional federal tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' prospectuses. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Funds or their shareholders and the discussion here and in the Funds' prospectuses is not intended as a substitute for careful tax planning.

    This discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATION AS A RIC

    In order to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Code, a Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital loss) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following
(i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or other income derived with respect to its business of investing in such stock or securities; (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iv) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which are engaged in the same, similar or related trades or businesses, if the Fund owns at least 20% of the voting power of such issuers.

    Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, a Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute, by the end of any calendar year, at least 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

    If a Fund fails to qualify as a RIC for any year, all of its income will be subject to tax at corporate rates, and its distributions (including capital gains distributions) will be taxable as ordinary income dividends to its shareholders, subject to the dividends received deduction for corporate shareholders who have held shares for more than 45 days during the 90-day period beginning on the date which is 45 days before the date on which such shares become exdividend with respect to such dividend.

    Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting an investment in the Trust.

STATE TAXES

    A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes.

                             PORTFOLIO TRANSACTIONS

    The Trust has no obligation to deal with any broker-dealer or group of brokers or dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Adviser is responsible for placing orders to execute Fund transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or brokerage commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust's policy of investing in securities with short maturities will result in high portfolio turnover. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

    The money market securities in which certain of the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser will deal directly with the broker-dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such broker-dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Funds will primarily consist of dealer spreads and underwriting commissions.

    It is expected that certain of the Funds may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules of the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for a Fund on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor to receive and retain such compensation. These provisions further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Fund may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Fund's expenses. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically. For the fiscal years ended January 31, 1996, 1997 and 1998, no Fund paid any brokerage commissions.

    Since the Trust does not market its shares through intermediary brokers or dealers, it is not the Trust's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Trust to clients, and may, when a number of brokers-dealers can provide best price and execution on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

    The Trust does not expect to use one particular dealer, but, subject to the Trust's policy of seeking the best net results, dealers who provide supplemental investment research to the Adviser may receive orders for transactions by the Trust. Information so received will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement, and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information.

    The Trust is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) which the Trust has acquired during its most recent fiscal year. As of January 31, 1999: the Corporate Daily Income Fund held a repurchase agreement issued by Paine Webber in the amount of $8.579 million; the Government Fund held a repurchase agreement issued by J.P. Morgan & Company in the amount of $135 million; the Short-Duration Government Fund held a repurchase agreement issued by PaineWebber in the amount of $13.65 million; the Intermediate-Duration Government Fund held a repurchase agreements issued by Paine Webber in the amount of $2.588 million; the Prime Obligation Fund held a repurchase agreement issued by Lehman Brothers in the amount of $62.2 million; and the GNMA Fund held a repurchase agreement issued by Paine Webber in the amount of $2.744 million.

    The portfolio turnover rate for each fixed income Fund for the fiscal years ending January 31, 1997, 1998 and 1999 was as follows:

                                                                                      TURNOVER RATE
                                                                          -------------------------------------
FUND                                                                         1997         1998         1999
------------------------------------------------------------------------     -----        -----        -----
Short-Duration Government Fund..........................................         145%         166%          90%
Intermediate-Duration Government Fund...................................          94%          57%          21%
GNMA Fund...............................................................          12%           4%          27%
Corporate Daily Income Fund.............................................         141%         108%          48%

    A portfolio turnover rate would exceed 100% if all of its securities, exclusive of U.S. Government securities and other securities whose maturities at the time of acquisition are one year or less, are replaced in the period of one year. Turnover rates may vary from year to year and may be affected by cash requirements for redemptions and by requirements which enable a Fund to receive favorable tax treatment.

                             DESCRIPTION OF SHARES

    The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share of a Fund upon liquidation of that Fund entitles a shareholder to a PRO RATA share in the net assets of that Fund after taking into account certain distribution expenses. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional portfolios of shares or classes of portfolios. Any consideration received by the Trust for shares of any additional portfolio and all assets in which such consideration is invested would belong to that portfolio and would be subject to the liabilities related thereto. Share certificates representing the shares will not be issued.

                       LIMITATION OF TRUSTEES' LIABILITY

    The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his wilful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

                                     VOTING

    Where the prospectuses for the Funds or this Statement of Additional Information state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

                             SHAREHOLDER LIABILITY

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of the Trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As of May 5, 1999, the following persons were the only persons who were record owners (or, to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of the Funds. The Trust believes that most of the shares referred to below were held by the following persons in accounts for their fiduciary, agency, or custodial customers.

                                                                                         PERCENTAGE OF
FUND AND CLASS            NAME AND ADDRESS OF BENEFICIAL OWNER      NUMBER OF SHARES  PORTFOLIO'S SHARES
------------------------  ----------------------------------------  ----------------  -------------------
CLASS A
Money Market Fund         Regents of the University of Minnesota        79,400,000             7.31%
                          Temp Investment Pool....................
                          Attn: Colleen A. Davy
                          100 Church Street, SE Rm 311A
                          Minneapolis, MN 55455

                                                                                         PERCENTAGE OF
FUND AND CLASS            NAME AND ADDRESS OF BENEFICIAL OWNER      NUMBER OF SHARES  PORTFOLIO'S SHARES
------------------------  ----------------------------------------  ----------------  -------------------
                          Northwest Airlines......................      69,600,000             6.41%
                          Attn: Cheryl Johnson
                          5101 Northwest Drive Dept A4500
                          St. Paul, MN 55111-3075

                          Wendy's International Inc...............     123,877,577            11.41%
                          Attn: Diane E. Greathouse
                          4288 W. Dublin-Granville Rd
                          Dublin, OH 43017-2093

                          Kmart Corporation.......................      57,011,800             5.25%
                          Attn: Anne Helland
                          3100 West Big Beaver Road
                          Troy, MI 48084-3163

                          Wausau Underwriters Insurance Co........      83,997,315             7.74%
                          Attn: Richard C. Cloran
                          175 Berkeley St. #8D
                          Boston, MA 02116-5066

                          Wausau General Insurance Co.............      57,312,492             5.28%
                          Manager Cash & Security Operations
                          175 Berkeley St. MS 08D
                          Boston, MA 02116-5066

Prime Obligation Fund     Marine Midland Bank.....................     308,646,556             8.12%
                          Attn: Christine Mincel
                          Trust OPS 17th Floor
                          One Marine Midland Center
                          Buffalo, NY 14203-2885

                          Hare & Co...............................     282,114,222             7.42%
                          c/o Bank of New York
                          Attn: Bimal Saha/Stif
                          One Wall Street 2nd Floor
                          New York, NY 10005-2501

                          Wellington Trust Company, NA............     309,125,534             8.13%
                          Attn: Patrick Eastwood
                          200 State Street, Floor 10
                          Boston, MA 02109-2605

                          The New Hillman Company.................     381,821,910            10.04%
                          c/o Amalgamated Bank of New York
                          Attn: Rosemarie Rodin
                          1115 Union Avenue
                          Bronx, NY 10459-2792

Government Fund           Burns and McDonnell Engineering.........      17,152,632             7.36%
                          9400 Ward Parkway
                          Kansas City, MO 64115-3319

                          American National Bank BK AS Trustee....      13,041,696             5.59%
                          City of Chicago-Midway Airport
                          Attn: Robert T. Demos
                          33 N. LaSalle St. Fl 13
                          Chicago, IL 60602-2602

                                                                                         PERCENTAGE OF
FUND AND CLASS            NAME AND ADDRESS OF BENEFICIAL OWNER      NUMBER OF SHARES  PORTFOLIO'S SHARES
------------------------  ----------------------------------------  ----------------  -------------------
                          The First National Bank of Chicago......      20,250,260             8.68%
                          Not Individually But Solely as Trustee
                          for ISAC/IDAPP Series QQRR
                          Attn: Katherine Cokic
                          1 S. First National Plaza Suite 0126
                          Chicago, IL 60603-2000

                          People's Bank...........................      45,115,608            19.35%
                          Attn: Trust Dept, Mary Lou Varnum
                          850 Main St., RC 13-505
                          Bridgeport, CT 06604-4917

                          Southwest Guaranty Trust Co.............      12,508,565             5.36%
                          Attn: Stephanie Crippen
                          10411 Westheimer Rd., Ste 200
                          Houston, TX 77042-3500

Government II Fund        Byrd & Co...............................      50,674,984             6.67%
                          c/o First Union National Bank
                          530 Walnut Street
                          Philadelphia, PA 19106-3620

                          Fleet Investment Operation..............     108,945,770            14.34%
                          NY/RO/T03C
                          159 E. Main St.
                          Rochester, NY 14604-1605

                          PABL & Co...............................     109,244,684            14.38%
                          c/o Peabody & Arnold
                          Attn: Peggy Ohrenberger
                          50 Rowes Wharf
                          Boston, MA 02110-3339

                          United States Trust Company.............     214,881,931            28.29%
                          Attn: Rich Lynch
                          P.O. Box 131
                          Boston, MA 02101-0131

                          CANAT & Co..............................      40,039,369             5.27%
                          c/o United National Bank & Trust Co.
                          Attn: Marcia Papacostas
                          220 Market Avenue South
                          Canton, OH 44702-2180

                          SEI Trust Co............................      53,109,741             6.99%
                          c/o The Peoples Bank
                          One Freedom Valley Drive
                          Oaks, PA 19456

Treasury Fund             KPMG LLP................................      20,000,000            10.91%
                          Attn: Jarvey Skolnick
                          3 Chestnutridge Rd
                          Montvale, NJ 07645-1842

                          Anthem Blue Cross & Blue Shield.........       9,220,000             5.03%
                          120 Monument Circle
                          Indianapolis, IN 46204-4906

                                                                                         PERCENTAGE OF
FUND AND CLASS            NAME AND ADDRESS OF BENEFICIAL OWNER      NUMBER OF SHARES  PORTFOLIO'S SHARES
------------------------  ----------------------------------------  ----------------  -------------------
                          City of Philadelphia/OHDC HUD Trustee...      50,092,406            27.33%
                          Attn: Douglas A. Smith
                          1401 JFK Blvd Rm. 640 MSB
                          Philadelphia, PA 19102-1605

                          Judy Baar Topinka IL State Treasure.....      10,000,000             5.46%
                          Regular Acct
                          Attn: Rhonda Poeschel
                          300 W. Jefferson St.
                          Springfield, IL 62702-5041

                          Wabanc & Co.............................      22,627,712            12.34%
                          c/o Washington Trust Bank
                          Attn: Lyla Morgenstern
                          P.O. Box 2127
                          Spokane, WA 99210-2127

                          BMS and Company.........................      31,755,549            17.32%
                          c/o Central Trust Bank
                          Attn: Wanda McGlade
                          P.O. Box 779
                          Jefferson City, MO 65102-0779

                          SEI Trust Company.......................      11,269,573             6.15%
                          Attn: Jackie Esposito
                          680 E. Swedesford Rd.
                          Wayne, PA 19087-1610

Treasury II Fund          Citizens Bank...........................      33,815,077             7.29%
                          c/o Trust Operations 332021
                          101 N. Washington Ave.
                          Saginaw, MI 48607-1206

                          The Farmers Company.....................      29,428,100             6.35%
                          c/o Farmers First Bank-Lititz
                          Attn: Wendy Basehoar
                          P.O. Box 1000
                          Lititz, PA 17543-7000

                          BMS and Company.........................      37,864,466             8.16%
                          c/o Central Trust Bank
                          Attn: Wanda McGlade
                          P.O. Box 779
                          Jefferson City, MO 65102-0779

                          The New Hillman Company.................     136,999,898            29.54%
                          c/o Amalgamated Bank of New York
                          Attn: Rosemarie Rodin
                          1115 Union Avenue
                          Bronx, NY 10549-2792

                          Trulin & Co.............................      25,973,751             5.60%
                          c/o Chase Manhattan Bank
                          Attn: Settlement Dept.
                          P.O. Box 1412
                          Rochester, NY 14603-1412

                                                                                         PERCENTAGE OF
FUND AND CLASS            NAME AND ADDRESS OF BENEFICIAL OWNER      NUMBER OF SHARES  PORTFOLIO'S SHARES
------------------------  ----------------------------------------  ----------------  -------------------
                          Bellford & Co...........................      71,724,415            15.46%
                          Family Financial Strategies
                          Attn: Dawn Ohmann
                          600 Highway 169 S Ste 850
                          St. Louis Park, MN 55426-1204

Intermediate Duration
Government Fund           Citizens Bank...........................         759,602             5.82%
                          c/o Trust Operations 332021
                          101 N. Washington Ave.
                          Saginaw, MI 48607-1206

                          Sheldon & Co. (Integra).................       1,305,329            10.00%
                          c/o National City
                          P.O. Box 94777, Loc 5312
                          Cleveland, OH 44101-4777

                          SEI Trust Company.......................       4,026,630            30.84%
                          Attn: Jacqueline Esposito
                          680 E. Swedesford Rd.
                          Wayne, PA 19087-1610

                          North Carolina Trust Company............         951,042             7.28%
                          Attn: Charlene Martin
                          P.O. Box 1108
                          Greensboro, NC 27402-1108

                          Pennsylvania Trust Company..............         713,424             5.46%
                          Attn: Wallace A. Ries
                          5 Radnor Corporate Ctr., Ste 452
                          Radnor, PA 19087-4594

                          Meg and Co..............................         879,576             6.74%
                          c/o United States National Bank
                          P.O. Box 520
                          Johnstown, PA 15907-0520

GNMA Fund                 SEI Trust Company.......................       3,125,008            28.23%
                          Attn: Jacqueline Esposito
                          680 E. Swedesford Rd.
                          Wayne, PA 19087-1610

                          SEI Trust Co............................         687,538             6.21%
                          FBO 601 Banks
                          Attn: Eileen Carlucci
                          I Freedom Valley Dr
                          Oaks, PA 19456

Corporate Daily Income    Wellington Trust Bank Company, NA.......       3,440,915             6.87%
Fund
                          Attn: Patrick Eastwood
                          200 State Street, Floor 10
                          Boston, MA 02109-2605

                          SEI Trust Company.......................      25,898,375            51.68%
                          Attn: Jacqueline Esposito
                          680 E. Swedesford Road
                          Wayne, PA 19087-1610

                                                                                         PERCENTAGE OF
FUND AND CLASS            NAME AND ADDRESS OF BENEFICIAL OWNER      NUMBER OF SHARES  PORTFOLIO'S SHARES
------------------------  ----------------------------------------  ----------------  -------------------
                          Roland and Company......................       3,679,709             7.34%
                          c/o Mercantile Bank NA
                          Attn: Mutual Funds Desk
                          P.O. Box 387
                          St. Louis, MO 63166-0387

                          The Fulton Company......................       2,275,782             4.54%
                          c/o Fulton Bank Trust Dept.
                          Attn: Dennis Patrick
                          One Penn Square
                          Lancaster, PA 17602-2853

Short Duration
Government Fund           Capital City Trust Company..............         875,688             7.94%
                          Attn: Linda Glessner
                          P.O. Box 1549
                          Tallahassee, FL 32302-1549

                          Trico & Co..............................       1,435,559            13.02%
                          c/o National Bank of Commerce MS
                          P.O. Box 631
                          Columbus, MS 39703-0631

                          SEI Trust Company.......................       4,676,721            42.43%
                          Attn: Jacqueline Esposito
                          680 E. Swedesford Road
                          Wayne, PA 19087-1610

                          Meg and Co..............................         802,490             7.28%
                          c/o United States National Bank
                          Attn: Debbie Moraca
                          P.O. Box 520
                          Johnstown, PA 15907-0520

CLASS B
Money Market Fund         USBANCORP Trust Company.................       3,053,841            54.07%
                          Attn: Sweep Desk
                          P.O. Box 520
                          Johnstown, PA 15907-0520

                          Citizens First Savings Bank.............         527,578             9.34%
                          Attn: Stephen Armstrong
                          525 Water Street
                          Port Huron, MI 48060-5434

                          SEI Trust Company.......................         674,726            11.95%
                          c/o SEI Corporation
                          Attn: Sandra Crawford
                          P.O. Box 1100
                          Oaks, PA 19456-1100

                          Family Bank.............................         700,572            12.40%
                          c/o SEI Trust Co.
                          Attn: Mutual Fund Administrator
                          Oaks, PA 19456

                                                                                         PERCENTAGE OF
FUND AND CLASS            NAME AND ADDRESS OF BENEFICIAL OWNER      NUMBER OF SHARES  PORTFOLIO'S SHARES
------------------------  ----------------------------------------  ----------------  -------------------
Prime Obligation Fund     Sterling Bank...........................      19,422,820             5.82%
                          Attn: Joe Klingen
                          15000 Northwest Freeway
                          Houston, TX 77040-3299

                          Brotherhood Bank and Trust Co...........     139,582,421            41.81%
                          Attn: Connie Herold
                          756 Minnesota Ave.
                          Kansas City, KS 66101-2704

                          MUIR & Co...............................      35,885,338            10.75%
                          c/o Frost National Bank
                          P.O. Box 2479
                          San Antonio, TX 78298-2479

                          Oltrust & Co............................      67,597,265            20.25%
                          c/o Old National Bank in Evansville
                          Attn: David Crow
                          P.O. Box 207
                          Evansville, IN 47702-0207

                          SEI Trust Co............................      31,924,143             9.56%
                          c/o The Peoples Bank
                          Attn: Mutual Fund Admin
                          One Freedom Valley Dr.
                          Oaks, PA 19456

                          Investment Trust Company................      17,493,099             5.24%
                          Attn: Ethel Vick Suite 730
                          3200 Cherry Creek South Drive
                          Denver, CO 80209-3244

Government Fund           Pioneer Bank & Trust....................       4,946,205            10.53%
                          Attn: Donna Morgan
                          P.O. Box 111
                          Ponca City, OK 74602-0111

                          Brotherhood Bank and Trust Company......      17,530,734            37.31%
                          Attn: Connie Herold
                          756 Minnesota Avenue
                          Kansas City, KS 66101-2704

                          SEI Trust Co............................       6,873,618            14.63%
                          Attn: Eileen Carlucci
                          One Freedom Valley Drive
                          Oaks, PA 19456

                          Family Bank.............................      16,367,766            34.84%
                          c/o SEI Trust Co.
                          Attn: Mutual Fund Administrator
                          Oaks, PA 19456

Government II Fund        MUIR & Co...............................       7,480,813             9.34%
                          c/o Frost National Bank
                          P.O. Box 2479
                          San Antonio, TX 78298-2479

                                                                                         PERCENTAGE OF
FUND AND CLASS            NAME AND ADDRESS OF BENEFICIAL OWNER      NUMBER OF SHARES  PORTFOLIO'S SHARES
------------------------  ----------------------------------------  ----------------  -------------------
                          United States Trust Company.............      33,181,811            41.44%
                          Attn: Rich Lynch
                          P.O. Box 131
                          Boston, MA 02101-0131

                          SEI Trust Co............................      19,036,057            23.78%
                          c/o The Peoples Bank
                          Attn: Mutual Fund Admin
                          One Freedom Valley Drive
                          Oaks, PA 19456

                          SEI Trust Co............................       7,589,596             9.48%
                          FBO 601 Banks
                          Attn: Eileen Carlucci
                          One Freedom Valley Drive
                          Oaks, PA 19456

Treasury Fund             Citizens Bank...........................      84,109,907            89.22%
                          Attn: Dept. 001065 ROD
                          328 South Siginaw
                          Flint, MI 48502-1943

                          SEI Trust Co............................       7,879,077             8.36%
                          FBO 601 Banks
                          Attn: Eileen Carlucci
                          One Freedom Valley Drive
                          Oaks, PA 19456

Treasury II Fund          Sovereign Bank..........................       5,815,407             6.41%
                          Attn: Larry Snow
                          1125 Berkshire Blvd.
                          Wyomissing, PA 19610-1232

                          SEI Trust Company.......................      34,878,929            38.44%
                          Attn: Jacqueline Esposito
                          530 East Swedesford Road
                          Wayne, PA 19087

                          Muir & Co...............................      13,796,580            15.21%
                          C/o Frost National Bank
                          P.O. Box 2479
                          San Antonio, TX 78298-2479

                          Oltrust & Co............................       9,479,265            10.45%
                          C/o Old National Bank in Evansville
                          Attn: David Crow
                          P.O Box 207
                          Evansville, IN 47702-0207

                          Family Bank.............................      16,186,407            17.84%
                          c/o SEI Trust Co.
                          Attn: Mutual Fund Administrator
                          Oaks, PA 19456

                                                                                         PERCENTAGE OF
FUND AND CLASS            NAME AND ADDRESS OF BENEFICIAL OWNER      NUMBER OF SHARES  PORTFOLIO'S SHARES
------------------------  ----------------------------------------  ----------------  -------------------
Short Duration
Government Fund           Union Planters Bank.....................           1,363              100%
                          Attn: Upselect Janice Taylor
                          1749 Mallory Lane Suite #120
                          Brentwood, TN 37027-2931

CLASS C
Money Market Fund         Bank of Nichols Hills...................      15,901,172            10.82%
                          Attn: Jaime Franklin
                          2644 NW 63 Rd.
                          Oklahoma City, OK 73116

                          USBANCORP Trust Company.................      12,379,420             8.43%
                          Attn: Sweep Desk
                          P.O. Box 520
                          Johnstown, PA 15907-0520

                          Corelink Financial Inc..................      12,227,014             8.32%
                          Attn: Chris Deonier- RI
                          1855 Gateway Blvd. #500
                          Concord, CA 94520-3289

                          Corelink Financial Inc..................      60,069,486            40.88%
                          Attn: Chris Deonier- MA
                          1855 Gateway Blvd. #500
                          Concord, CA 94520-3289

                          Corelink Financial Inc..................       7,765,452             5.29%
                          Attn: Chris Deonier- CT
                          1855 Gateway Blvd. #500
                          Concord, CA 94520-3289

Prime Obligation Fund     Citizens Bank...........................     162,451,914            50.33%
                          Attn: Dept 001065 ROD
                          328 South Siginaw
                          Flint, MI 48502-1943

                          Sterling Bank...........................      30,836,502             9.55%
                          Attn: Joe Klingen
                          15000 Northwest Freeway
                          Houston, TX 77040-3299

                          First Security Bank of Utah NA..........      58,697,412            18.19%
                          Cash Management (Cash Sweep Account)
                          Attn: Bill Wilcox
                          61 South Main Street
                          Salt Lake City, UT 84111-1909

Government Fund           Guaranty Federal Bank, F.S.B............      20,732,927            43.63%
                          Attn: Stan Groom
                          8333 Douglas Ave.
                          Dallas, TX 75225-5845

                          Sterling Bank...........................      27,071,173            56.97%
                          Attn: Joe Klingen
                          15000 Northwest Freeway
                          Houston, TX 77040-3299

                                                                                         PERCENTAGE OF
FUND AND CLASS            NAME AND ADDRESS OF BENEFICIAL OWNER      NUMBER OF SHARES  PORTFOLIO'S SHARES
------------------------  ----------------------------------------  ----------------  -------------------
Government II Fund        Grand Old Co............................      26,413,749            43.59%
                          c/o First National Bank of Zanesville
                          P.O Box 2307
                          Zanesville, OH 43702-2307

                          Compass Bank Treasury Management........       9,378,265            15.48%
                          Attn: Steven Cornelison
                          P.O Box 10566
                          Birmingham, AL 35296-0001

                          Cenco...................................      18,815,816            31.05%
                          c/o Compass Bank
                          Attn: Bobby Morris
                          P.O Box 10566
                          Birmingham, AL 35296-0001

Treasury Fund             First Victoria National Bank............       7,961,045             8.63%
                          Attn: Grace Pantel
                          P.O. Box 1338
                          Victoria, TX 77902-1338 v

                          The Bankers Bank........................      13,856,804            15.03%
                          Attn: Thomas W. Neal, Jr.
                          2410 Pacer Ferry Rd
                          600 Paces Summit
                          Atlanta, GA 30339-4098

                          USBANCORP Trust Company.................      11,896,636            12.90%
                          Attn: Sweep Desk
                          P.O. Box 520
                          Johnstown, PA 15907-0520

                          Corelink Financial Inc..................      15,792,239            17.13%
                          Attn: Chris Deonier- RI
                          1855 Gateway Blvd. #500
                          Concord, CA 94520-3289

                          Corelink Financial Inc..................      13,893,105            15.07%
                          Attn: Chris Deonier- MA
                          1855 Gateway Blvd. #500
                          Concord, CA 94520-3289

                          First Security Bank of Utah NA..........       9,604,458            10.42%
                          Cash Management (Cash Sweep Account)
                          Attn: Bill Wilcox
                          61 South Main Street
                          Salt Lake City, UT 84111-1909

Treasury II Fund          Guaranty Federal Bank, F.S.B............      12,484,945            60.95%
                          Attn: Stan Groom
                          8333 Douglas Ave
                          Dallas, TX 75225-5845

                          Community Bank, N.A.....................       1,955,787             9.55%
                          Attn: Nancy M. Lewis
                          201 North Union Street
                          Olean, NY 14760-2738

                                                                                         PERCENTAGE OF
FUND AND CLASS            NAME AND ADDRESS OF BENEFICIAL OWNER      NUMBER OF SHARES  PORTFOLIO'S SHARES
------------------------  ----------------------------------------  ----------------  -------------------
                          Compass Bank Treasury Management........       1,909,231             9.32%
                          Attn: Steven Cornelison
                          P.O. Box 10566
                          Birmingham, AL 35296-0001

                          Brenham National Bank...................       1,189,537             5.81%
                          Attn: Douglas R. Borchardt
                          P.O. Box 2568
                          Brenham, TX 77834-2568

SWEEP CLASS
Money Market Fund         Tri County Bank.........................       4,293,144            62.38%
                          Operations Center
                          P.O. Box 909
                          Chico, CA 95927-0909

                          United Community Banks..................       2,285,157            33.20%
                          Attn: Lisa Strickland
                          P.O. Box 398
                          Blairsville, GA 30514-0398

Prime Obligation Fund     Carnegie Agency Inc.....................         709,739             6.88%
                          ITF Jefferson INS Co. NY
                          Denise Coffer CFO
                          3601 Calle Tacate Ste. 200
                          Camarillo, CA 93012-5058

                          Los Robles Professional Park............       3,380,804            32.80%
                          c/o Roche Property Mgmt.
                          Attn: William Leong, MD
                          310 E. Wilbur Rd.
                          Thousand Oaks, CA 91360-5599

                          Enterprise National Bank................       1,640,223            15.91%
                          Attn: Cheryl Shackleford
                          6075 Poplar Ave Ste. 120
                          Memphis, TN 38119-4742

Government Fund           Enterprise National Bank................       1,748,446            33.22%
                          Attn: Cheryl Shackleford
                          6075 Poplar Ave Ste. 120
                          Memphis, TN 38119-4742

                          Manufacturers Bank......................       1,383,784            26.29
                          Attn: Shigeki Okamura
                          515 S Figueroa Street 5th Floor
                          Los Angeles, CA 90071-3301

                          United Community Banks..................       2,728,096            51.83
                          Attn: Lisa Strickland
                          P.O. Box 398
                          Blairsville, GA 30514-0398

Treasury Fund             Citizens Bank...........................      70,317,657            82.25%
                          Attn: Dept 001065 ROD
                          328 South Siginaw
                          Flint, MI 48502-1943

                                                                                         PERCENTAGE OF
FUND AND CLASS            NAME AND ADDRESS OF BENEFICIAL OWNER      NUMBER OF SHARES  PORTFOLIO'S SHARES
------------------------  ----------------------------------------  ----------------  -------------------
                          Manufacturers Bank......................       5,887,654             6.89%
                          Attn: Shigeki Okamura
                          515 S Figueroa Street 5th Floor
                          Los Angeles, CA 90071-3301

                          Texas Capital Bank......................       8,318,501             9.73%
                          National Association
                          5910 N Central Expway Suite 1000
                          Dallas, TX 75206-5142

CNI CLASS
Government Fund           City National Bank AS...................     143,112,587            99.43%
                          Fiduciary for Various Accounts
                          Attn: Trust OPS/Mutual Funds
                          P.O Box 60250
                          Los Angeles, CA 90060-0520

                           CUSTODIANS AND WIRE AGENT

    The Bank of New York, 48 Wall Street, New York, New York 10286, (a "Custodian"), serves as custodian of the assets of the Money Market and Treasury Funds. First Union National Bank, Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 (a"Custodian," and together the "Custodians"), serves as custodian and wire agent of the assets of the Prime Obligation, Government, Government II, Treasury II, Corporate Daily Income, Treasury Securities Daily Income, Short-Duration Government, Intermediate-Duration Government, and GNMA Funds, and wire agent for the Money Market and Treasury Funds. The Custodians hold cash, securities and other assets of the Trust as required by the 1940 Act.

                                    EXPERTS

    The financial statements incorporated by reference into this Statement of Additional Information and the Financial Highlights included in the prospectuses have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report, with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report.

                                 LEGAL COUNSEL

    Morgan, Lewis & Bockius LLP serves as legal counsel to the Trust.

                              FINANCIAL STATEMENTS

    The Trust's financial statements for the fiscal year ended January 31, 1999, including notes thereto and the report of Arthur Andersen LLP thereon, are herein incorporated by reference. A copy of the 1999 Annual Report must accompany the delivery of this Statement of Additional Information.